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As Filed with the Securities and Exchange Commission on October 9, 2008

Registration File No. 333-45963
811-7337

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 35	☒
(Check appropriate box or boxes)

Protective Variable Life Separate Account
(Exact name of registrant)

Protective Life Insurance Company
(Name of depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(Address of depositor's principal executive offices)

(800) 265-1545
Depositor's Telephone Number, including Area Code

DAVID M. LOPER, Esq.
2801 Highway 280 South
Birmingham, Alabama 35223
(Name and address of agent for service)

Copy to:
STEPHEN E. ROTH, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, DC 20004-2415

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On November 3, 2008 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On May 1, 2008 pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Interests in Individual
Modified Single Premium Variable and Fixed Life Insurance Policies

PROSPECTUS
November 3, 2008

Protective Preserver
Single Premium Plus
An Individual Modified Single Premium Variable and Fixed Life Insurance Policy

Issued by
 Protective Variable Life Separate Account
and
 Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama 35223
Telephone: (800) 265-1545

        This Prospectus describes the Protective Preserver individual modified single premium variable and fixed life insurance policies (the "Policy") issued by Protective Life Insurance Company (the "Company" or "Protective Life"). The Policy may be issued to individuals or groups. The Policy is designed to provide insurance protection on the life of the Insured named in the Policy.

        This prospectus also describes the Protective Single Premium Plus (also known as The Protective SPVL in some states) which was offered by Protective in most states prior to June 2002 but is no longer available for sale. References in this prospectus to the Policy will also refer to the Single Premium Plus unless the context otherwise requires.

        This Prospectus sets forth basic information about the Policy and the Variable Account that a prospective investor should know before investing. You should consider the Policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy. Additional fees and charges may apply. Please read this Prospectus and the Statement of Additional Information carefully before you invest.

        The Policy is a modified endowment contract for federal income tax purposes, except in certain cases described under "Tax Considerations". A loan, distribution, or other amount received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract. Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

        Generally, the minimum initial premium accepted by Protective is $10,000. Protective reserves the right to allocate the initial premium to the Oppenheimer Money Fund Sub-Account or to the Fixed Account during the Cancellation Period. At the end of the Cancellation Period, any amount so allocated will be transferred to the Funds specified in the Owner's application.

        The Policy Value and, in certain circumstances, the Death Benefit will fluctuate with the investment performance of the investment options you select. Within certain limits, you may return the Policy.

        You have a number of investment choices in this Policy. You may allocate your Policy's value to the Guaranteed Account, which credits a specified rate of interest (where we bear the investment risk), or among 52 variable investment options (where you have the investment risk) with Funds from:

  •
  Goldman Sachs Variable Insurance Trust

  •
  Van Kampen Life Investment Trust

  •
  The Universal Institutional Funds, Inc.

  •
  MFS® Variable Insurance Trust

  •
  Oppenheimer Variable Account Funds

  •
  Fidelity® Variable Insurance Products Funds

  •
  Lord Abbett Series Fund, Inc.

  •
  Franklin Templeton Variable Insurance Products Trust

        A prospectus for each of the Funds available through the Variable Account contains comprehensive information about each Fund. Please read these documents before investing and save them for future reference.

        Please note that the Policies and/or the Funds:

  •
  are not guaranteed to provide any benefits;

  •
  are not insured by the FDIC or any other government agency;

  •
  are not bank deposits or other obligations of a bank and are not bank guaranteed; and

  •
  are subject to risks, including loss of the amount invested, tax risks and Policy Lapse.

        The Securities and Exchange Commission ("SEC") has not approved or disapproved the Policy or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

        Policies (except for Policies issued in certain states) include an arbitration provision that mandates resolution of all disputes arising under the Policy through binding arbitration. This provision is intended to restrict an Owner's ability to litigate such disputes.

Policy Benefits/Risks Summary	3
Policy Benefits	3
Policy Risks	5
Fund Risks	7
Fee Table	8
The Policy	14
Premiums	16
Calculation of Policy Value	17
Death Benefit Proceeds	18
Transfers of Policy Value	19
Surrenders and Withdrawals	23
Policy Loans	25
Suspension or Delays in Payments	27
Policy Lapse and Reinstatement	28
The Company and the Guaranteed Account	28
The Variable Account and the Funds	30
Fidelity® Variable Insurance Products Funds	31
Franklin Templeton Variable Insurance Products Trust	32
Goldman Sachs Variable Insurance Trust	33
Lord Abbett Series Fund, Inc.	33
MFS® Variable Insurance Trust	34
Oppenheimer Variable Account Funds	34
Universal Institutional Funds, Inc.	35
Van Kampen Life Investment Trust	35
Charges and Deductions	39
Tax Considerations	44
Supplemental Riders and Endorsements	48
Exchange Privilege	50
Effects of the Exchange Offer	52
Use of the Policy	52
State Variations	53
Sale of the Policies	53
Legal Proceedings	55
Arbitration	55
Financial Statements	55
Glossary	56
Statement of Additional Information Table of Contents	58
Appendix A	A-1
Appendix B	B-1

 POLICY BENEFITS/RISKS SUMMARY

        This summary describes the Policy's important benefits and risks. The sections in the Prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Glossary at the end of this Prospectus defines certain words and phrases used in this Prospectus.

        The Policy is an individual modified single premium variable and fixed life insurance policy for individuals and certain groups.

Purposes of the Policy

        The Policy is designed to be a long-term investment providing insurance benefits. You should consider the Policy in conjunction with other insurance policies you own, as well as your need for insurance and the Policy's long-term potential. It may not be advantageous to replace existing insurance coverage with the Policy. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

Policy Benefits

Death Benefit

        If the Insured dies while the Policy is in force, we pay a death benefit to your beneficiary. The Death Benefit Proceeds generally pass to the beneficiary free of federal and state income tax at the death of the Insured.

        The Death Benefit is equal to the greater of:

    •
    The current Face Amount; or

    •
    A specified percentage of the Policy Value as indicated on a table set forth in the Policy.

        The Death Benefit is reduced by any money you owe us, such as outstanding loans or liens, (i.e., payments made under an accelerated death benefit rider or endorsement) interest on loans or liens, or unpaid charges. You may increase the Face Amount on your Policy under certain circumstances.

Investment Options

        You may invest in your choice of up to 52 different investment options, as well as the Guaranteed Account, within your Policy.

Cancellation Privilege

        For a limited time after you receive your Policy, you have the right to cancel your Policy and receive a refund.

Lapse Protection Rider — Protective Preserver

        You may purchase this optional rider on the Protective Preserver Policy. This rider provides lapse protection under the Policy. As long as the rider remains in effect, Protective guarantees that a Policy that would otherwise Lapse at the end of a grace period because the Surrender Value was insufficient to cover the Monthly Deduction will remain in force. The lapse protection provided by this rider will terminate if the Policy is surrendered or if there is a loan or Face Amount increase on the Policy. The rider will also apply to any other rider which is in force on the Policy as of the last day of the grace period, unless otherwise indicated in the rider. There is a charge for this rider. This rider is not available on Policies with carryover loans.

Exchange Privilege

        You may exchange an existing life insurance policy for this Policy, subject to certain restrictions.

Policy Value Credit — Protective Preserver

        Subject to the conditions described further on in the Prospectus, at the end of the tenth Policy Year and at the end of each Policy Year thereafter, the Company credits additional Policy Value to your Protective Preserver Policy. On Policy Anniversaries after the tenth Policy Anniversary as of which unloaned Policy Value is at least $50,000 but less than $500,000, the credit is equal to .50% of the unloaned Policy Value. On Policy Anniversaries as of which the unloaned Policy Value is equal to or greater than $500,000, the credit is equal to 1% of the unloaned Policy Value. The Policy Value Credit is not available on the Single Premium Plus (or the Protective SPVL) Policies.

Transfers

        Subject to certain restrictions you may transfer Policy Value among the Sub-Accounts and the Guaranteed Account. The Company has the right to restrict such transfers until after the later of 30 days after the Policy Effective Date or six days after the expiration of the Cancellation Period. The Company also may restrict or refuse to honor frequent transfers, including "market timing" transfers.

•
Dollar-Cost Averaging.    You may elect to automatically transfer specified dollar amounts on a monthly or quarterly basis (at least $100 monthly or $300 quarterly) subject to the following restrictions: no transfers may be made into the DCA Fixed Account, the Fixed Account or the Sub-Account investing in the Oppenheimer Money Fund. You must have a Policy Value of at least $5,000 in the source Sub-Account or the Guaranteed Account at the time of election. You must elect this option for periods of at least 6 months, but not more than 48 months. Dollar cost averaging from the DCA Fixed Account is only available at the time of application, and may offer a higher current credited rate of interest. The maximum period for dollar cost averaging from the DCA Fixed Account is 12 months.

•
Portfolio Rebalancing.    You have the option to instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). A minimum Variable Account Value of $100 is required for Portfolio Rebalancing. The percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing, unless you elect otherwise.

Withdrawals

        You may take money out of your Policy at any time while the Policy is in force and the Insured is still living, subject to certain restrictions. The minimum withdrawal amount is $500.

•
Annual Withdrawal Amounts.    Subject to certain restrictions, each Policy Year you may withdraw a certain amount, equal to the greater of the Annual Withdrawal Amount or the amount by which the Policy Value exceeds premiums paid, without incurring a surrender charge or premium tax recovery charge. During the first Policy Year, the Annual Withdrawal Amount is equal to 10% of the initial premium. Thereafter, it is equal to 10% of cumulative premiums paid as of the last Policy Anniversary, minus any previous withdrawals.

Loans

        You may borrow using your Policy Value as collateral at any time while the Policy is in force and the Insured is still living. Generally the minimum amount you may borrow is $500 and the maximum is

90% of your Cash Value. This maximum is reduced by any Policy Debt or liens (including accrued interest) that is outstanding on the date your loan request is received at the Home Office. State variations may apply. As collateral for the loan, we transfer an amount equal to the loan out of the Sub-Accounts and the Guaranteed Account and into the Loan Account on a pro-rata basis, unless you specify another allocation. Except in the case of a carry-over or Preferred Loan, annual interest rates charged for loans are 6.0% in all Policy Years. If the Surrender Value of the Policy exceeds premiums paid a Preferred Loan will be available. A carry-over loan is a loan which is transferred from another policy that is exchanged under Section 1035 of the Internal Revenue Code. A carry-over loan must be approved by Protective Life. For Preserver Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon and for Preserver Policies applied for on or after January 26, 2004 in Illinois, Massachusetts and Oregon, the current annual interest rate charged on a carry-over loan or the Preferred Loan portion of the outstanding Policy Debt is 3.0% (4.0% for Single Premium Plus Policies, Preserver Policies applied for in all states other than Illinois, Massachusetts and Oregon before December 19, 2003, and for Preserver Policies applied for before January 26, 2004 in Illinois, Massachusetts and Oregon). You may repay all or part of your borrowings at any time while the Insured is alive and the Policy is in force. Borrowing will generally have tax consequences.

Settlement Options

        You may choose a variety of ways to receive the proceeds of the Policy.

Comprehensive Long-Term Care Accelerated Death Benefit Rider

        This rider provides an accelerated payment of part of the Policy's Death Benefit to the Owner if the Insured has a qualifying chronic illness and is confined to a nursing home facility or receiving home health care, assisted living care or adult day care (subject to the terms and conditions of the rider). This rider is not available in all states. State variations apply. There is a charge for this rider.

Waiver of Surrender Charge Endorsement

        Under certain circumstances, a waiver of surrender charges will be available after the first Policy Year if the Owner of the Policy enters a Nursing Home or is diagnosed as having a terminal illness.

Policy Risks

Investment Risk

        If you invest your Policy Value in one or more Sub-Accounts, then you will be subject to the risk that investment performance may be unfavorable causing the Policy Value to decrease and the Monthly Deduction to increase (which, in turn, further decreases future Policy Value). This is because poor investment performance diminishes Policy Value thereby increasing the Net Amount at Risk under the Policy and, correspondingly, increasing the cost of insurance which is part of the Monthly Deduction. You could lose everything you invest. If you allocate Policy Value to the Guaranteed Account, then we credit your Policy Value (in the Guaranteed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate shown on your Policy's specification page.

Risk of Lapse

        Unless the optional lapse protection rider is in effect, if your Surrender Value (without taking into account any liens on the Policy) on a Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. We will send you notice of the premium required to prevent Lapse. You have a 61-day grace period to make a payment of premium at least sufficient to cover the current and past-due Monthly Deductions or the

Policy will Lapse. You may reinstate a Lapsed Policy, subject to certain conditions. If you purchase the optional lapse protection rider offered on the Protective Preserver Policy, Protective guarantees that a Policy that would otherwise Lapse at the end of a grace period because the Surrender Value was insufficient to cover the Monthly Deduction will remain in force. The rider will terminate if the Policy is surrendered or if there is a loan or Face Amount increase on the Policy.

Withdrawal and Surrender Risks

        The Surrender Charge under the Policy applies during the first 9 Policy Years following each premium payment. The Surrender Value of the Policy is generally the Policy Value less the Surrender Charge and Policy Debt and liens (including accrued interest). You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the account value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

        Even if you do not ask to surrender your Policy, Surrender Charges may play a role in determining whether your Policy will Lapse (terminate without value), because Surrender Charges decrease the Surrender Value.

        Withdrawals are permitted, subject to certain limitations, for a fee. Withdrawals in excess of the greater of the Annual Withdrawal Amount or the amount by which the Surrender Value exceeds premiums paid, will be subject to surrender charges and premium tax recovery charges during the first nine Policy Years. Withdrawals will reduce the Face Amount of the Policy.

        A surrender will generally have tax consequences.

Tax Risks

        We anticipate that the Policy should generally be treated as a life insurance contract under federal income tax law. There is less guidance, however, with respect to Policies issued on a substandard issue basis. Therefore, it is not clear whether such Policies will in all cases satisfy the applicable requirements. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you generally should not be considered to be in receipt of any portion of your Policy's Cash Value until there is an actual distribution from the Policy. Moreover, Death Benefits payable under the Policy should be excludable from the gross income of the beneficiary. Although the beneficiary generally should not have to pay federal income tax on the Death Benefit, other taxes, such as estate taxes, may apply.

        The Policy will generally be considered a modified endowment contract. If the Policy is a modified endowment contract, transactions such as withdrawals and loans will be treated first as a distribution of the earnings in the Policy and will be taxable as ordinary income in the year received. In addition, if the Owner is under age 59 1/2 at the time of a surrender, withdrawal or loan, the amount that is included in income is generally subject to a 10% penalty tax.

        If the Policy is not a modified endowment contract, distributions generally are treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans are generally not treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.

        See "Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Loan Risks

        A policy loan, whether or not repaid, has a permanent effect on the Policy Value, and potentially the Death Benefit, because the investment results of the Sub-Accounts and current interest rates credited on the Guaranteed Account Value do not apply to Policy Value in the Loan Account. Since interest credited on the Loan Account is transferred to the Sub-Accounts, even if the interest rate charged on the Policy Debt is equal to the rate credited on Policy Value in the Loan Account, unpaid interest will be added to the outstanding loan and will increase the loan balance. The larger the loan and the longer the loan is outstanding, the greater will be the effect on Policy Value held as collateral in the Loan Account.

        Your Policy may Lapse if your outstanding loan amounts reduce the Surrender Value to zero. If the Policy is a modified endowment contract, certain amounts may be subject to income tax. If a Policy lapses with loans outstanding, certain amounts may be subject to income tax. Policy loans also may increase the potential for Lapse if the investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable.

        If the Insured dies while a loan is outstanding, the loan balance, which includes any unpaid interest, will be deducted from the Death Benefit.

        A lapse protection rider on a Protective Preserver Policy will terminate on the date any loan is taken on the Policy.

Specialized Uses of the Policy

        Because your Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient premiums are not paid, the Policy may Lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences.

Fund Risks

        A comprehensive discussion of the risks of each Fund may be found in each Fund's prospectus. Please refer to the Funds' prospectuses for more information.

 FEE TABLES
Protective Preserver

        The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Protective Preserver Policy. If the amount of a charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative Insured with the characteristics set forth in the table. These charges may not be typical of the charges you will pay.

        The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the Policy, allow the Policy to Lapse, decrease the Initial Face Amount, transfer Policy Value among the Sub-Accounts and to and from the Guaranteed Account, and make withdrawals.

Protective Preserver Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Contingent Deferred Sales Charge:(1)	At the time of any surrender, Lapse, or withdrawal in excess of a specified amount during the first 9 Policy Years following each premium payment	9.00% of premium payments in the first Policy Year following the applicable premium payment, decreasing by 1% each year in the following 2-9 Policy Years	9.00% of premium payments in the first Policy Year following the applicable premium payment, decreasing by 1% each year in the following 2-9 Policy Years
Premium Tax Recovery Charge:(1)	At the time of any surrender, Lapse, or withdrawal in excess of a specified amount during the first 9 Policy Years	2.50% of premium payments in the first Policy Year following the applicable premium payment, decreasing by 0.25% each year in the following 2-9 Policy Years	2.50% of premium payments in the first Policy Year following the applicable premium payment, decreasing by 0.25% each year in the following 2-9 Policy Years
Transfer Fee:(2)	Upon each transfer in excess of 12 in a Policy Year	$25 per transfer	$25 per transfer

(1)
The charge decreases each Policy Year until it reaches zero after the 9th Policy Year following the applicable premium payment.

(2)
Protective Life currently does not assess the transfer fee.

        The next table describes the fees and expenses that you will pay periodically during the time that you own the Protective Preserver Policy, not including the Funds' fees and expenses.

Protective Preserver Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Monthly Policy Expense Charge:(3)(4)	On the Policy Effective Date and each Monthly Anniversary Day	0.06% multiplied by the Policy Value (0.70% on an annualized basis)	0.06% multiplied by the Policy Value (0.07% on an annualized basis)
Cost of Insurance:(3)(5)
For Policies issued with the 2001 Commissioners' Standard Ordinary Mortality Tables.
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.02 - $116.13 per $1,000 of net amount at risk	$0.02 - $91.66 per $1,000 of net amount at risk
Charge for a 33 year old male in the nontobacco class during the first Policy year	On the Policy Effective Date and each Monthly Anniversary Day	$2.33 per $1,000 of net amount at risk	$2.33 per $1,000 of net amount at risk
For Policies issued with the 1980 Commissioners' Standard Ordinary Mortality Tables.
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.06 - $116.13 per $1,000 of net amount at risk	$0.06 - $59.24 per $1,000 of net amount at risk
Charge for a 75 year old female in the nontobacco underwriting class during the first Policy Year	On the Policy Effective Date and each Monthly Anniversary Day	$3.31 per $1,000 of net amount at risk	$3.30 per $1,000 of net amount at risk
Mortality and Expense Risk Charge:	On the Policy Effective Date and each Monthly Anniversary Day	0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount

0.075% multiplied by the Variable Account Value for Policy Years 1-10, which is equivalent to an annual rate of 0.90% of such amount; 0.042% in Policy Years 11 and thereafter, which is equivalent to an annual rate of 0.50% of such amount

(3)
These charges have been rounded to the nearest hundredth percent. Whether a Policy is issued with the 1980 Commissioners' Standard Ordinary Mortality Tables or the 2001 Commissioners' Standard Ordinary Mortality Tables generally depends on the date the Policy was issued. Please see "Charges and Deductions" for additional information.

(4)
In Maryland, the Monthly Policy Expense Charge for Policy Years 1-10 is .092% and .058% for Policy Years 11 and thereafter (annualized 1.10% for Policy Years 1-10, .70% for Policy Years 11 and thereafter).

(5)
Cost of insurance charges vary based on individual characteristics such as the Insured's Issue Age, sex and rate (i.e., underwriting) class, the number of years that the Policy has been in force, and the net amount at risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with the Issue Age. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue Age, sex and rate classification of the Insured, and the Face Amount, premiums, and riders requested.

Protective Preserver Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Annual Maintenance Fee:	On each Policy Anniversary	$35.00	$35.00 (waived for Policies with Policy Value of $50,000 or greater)
Net Cost of Loans(6)	On each Policy Anniversary, as applicable(7)	3.00% (annually) for standard loans in Policies applied for on or after 12/19/2003 in states other than Illinois, Massachusetts and Oregon, and in Policies applied for on or after 1/26/04 in Illinois, Massachusetts and Oregon (2.00% for Policies applied for before 1/26/04 in Illinois, Massachusetts and Oregon and for Policies applied for in all states before 12/19/2003); 0.25% for carryover/preferred loans	2.00% (annually) for standard loans; 0.00% for carryover/ preferred loans
Supplemental (Optional) Rider Charges:
Lapse Protection Rider(8)(9)	On the Effective Date and on each Monthly Anniversary Day	0.02% of the Policy Value (0.25% on an annualized basis)	0.02% of the Policy Value (0.25% on an annualized basis)
Comprehensive Long-Term Care Accelerated Death Benefit Rider(10)	On the Effective Date and on each Monthly Anniversary Day	$75.00	$0.25 per $1,000 of Face Amount, guaranteed not to exceed $75.00 per month

(6)
The Net Cost of Loans is the difference between the amount of interest we charge you for a loan and the amount of interest we credit based upon the amount in your Loan Account.

(7)
As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, termination, or the Insured's death.

(8)
These charges have been rounded to the nearest hundredth percent. Please see "Supplemental Riders and Endorsements" for additional information.

(9)
In Texas, the maximum guaranteed charge is $0.005 per $1,000 of Face Amount (which is equivalent to an annual rate of $0.06 per $1,000 of Face Amount), not to exceed $0.75 per month ($9.00 on an annualized basis. The current charge is $0.005 per $1,000 of Face Amount (which is equivalent to an annual rate of $0.06 per $1,000 of Face Amount), not to exceed $0.75 per month ($9.00 on an annualized basis

(10)
State variations of this rider will affect the rider charges, please consult your registered representative for additional information.

Single Premium Plus

        The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Single Premium Plus Policy. If the amount of a charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative Insured with the characteristics set forth in the table. These charges may not be typical of the charges you will pay.

        The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the Policy, allow the Policy to Lapse, decrease the Initial Face Amount, transfer Policy Value among the Sub-Accounts and to and from the Fixed Account, and make withdrawals.

Single Premium Plus Transaction Fees
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Contingent Deferred Sales Charge:(11)	At the time of any surrender, Lapse, or decrease in the Initial Face Amount during the first 9 Policy Years following each premium payment	9% of premium payments in the first Policy Year following the applicable premium payment, decreasing by 1% each year in the following 2-9 Policy Years	9% of premium payments in the first Policy Year following the applicable premium payment, decreasing by 1% each year in the following 2-9 Policy Years
Premium Tax Recovery Charge:(11)	At the time of any surrender, Lapse, or decrease in the Initial Face Amount during the first 9 Policy Years	2.50% of premium payments in the first Policy Year following the applicable premium payment, decreasing by 0.25% each year in the following 2-9 Policy Years	2.50% of premium payments in the first Policy Year following the applicable premium payment, decreasing by 0.25% each year in the following 2-9 Policy Years
Transfer Fee:(12)	Upon each transfer in excess of 12 in a Policy Year	$25 per transfer	$25 per transfer

(11)
The charge decreases each Policy Year until it reaches zero after the 9th Policy Year following the applicable premium payment.

(12)
Protective Life currently does not assess the transfer fee.

        The next table describes the fees and expenses that you will pay periodically during the time that you own the Single Premium Plus Policy, not including the Funds' fees and expenses.

Single Premium Plus Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Monthly Policy Expense Charge:(13)	On the Policy Effective Date and each Monthly Anniversary Day	0.06% multiplied by the Policy Value (0.70% on an annualized basis)	0.06% multiplied by the Policy Value (0.70% on an annualized basis)
Cost of Insurance:(13)(14)
Minimum and Maximum Charge	On the Policy Effective Date and each Monthly Anniversary Day	$0.06 - $116.13 per $1,000 of the net amount at risk

The lesser of 0.05% multiplied by the Policy Value during Policy Years 1 through 10; 0.05% multiplied by the Policy Value in Policy Years 11 and thereafter OR the Guaranteed Maximum Monthly Cost of Insurance

Charge for a 70 year old female in the nontobacco underwriting class during the first Policy Year	On the Policy Effective Date and each Monthly Anniversary Day	$1.86 per $1,000 of the net amount at risk

The lesser of 0.05% multiplied by the Policy Value during Policy Years 1 through 10; 0.05% multiplied by the Policy Value in Policy Years 11 and thereafter OR the Guaranteed Maximum Monthly Cost of Insurance

(13)
These charges have been rounded to the nearest hundredth percent. See "Charges and Deductions" for additional information.

(14)
The maximum cost of insurance charges vary based on individual characteristics such as the Insured's Issue Age, sex and rate (i.e., underwriting) class, the number of years that the Policy has been in force, and the net amount at risk on either the Policy Effective Date or the applicable Monthly Anniversary Date. The charge generally increases with the Issue Age. The maximum cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specification page will indicate the guaranteed cost of insurance charges applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Home Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Issue

  Age, sex and rate classification of the Insured, and the Face Amount, planned premiums, and riders requested.

Single Premium Plus Periodic Charges Other Than Series Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted — Maximum Guaranteed Charge	Amount Deducted — Current Charge
Mortality and Expense Risk Charge:	On the Policy Effective Date and each Monthly Anniversary Day	0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount	0.075% multiplied by the Variable Account Value for Policy Years 1-10, which is equivalent to an annual rate of 0.90% of such amount; 0.042% in Policy Years 11 and thereafter, which is equivalent to an annual rate of 0.50% of such amount
Annual Maintenance Fee:	On each Policy Anniversary	$35.00	$35.00 (waived for Policies with Policy Value of $50,000 or greater)
Net Cost of Loans(15)	On each Policy Anniversary, as applicable(16)	2.00% (annually) for standard loans; 0.25% for carry-over/preferred loans	2.00% (annually) for standard loans; 0.00% for carry-over/preferred loans
Supplemental (Optional) Rider Charges:
Comprehensive Long-Term Care Accelerated Death Benefit Rider(17)	On the Effective Date and on each Monthly Anniversary Day	0.01% multiplied by the Policy Value up to $250,000 (0.15% on an annualized basis); no additional charge on Policy Value in excess of	$250,000 0.01% multiplied by the Policy Value up to $250,000 (0.15% on an annualized basis); no additional charge on Policy Value in excess of $250,000

(15)
The Net Cost of Loans is the difference between the amount of interest we charge you for a loan and the amount of interest we credit based upon the amount in your Loan Account.

(16)
As long as a loan is outstanding, loan interest must be paid in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, lapse, surrender, termination, or the Insured's death.

(17)
These charges have been rounded to the nearest hundredth percent. Please see "Supplemental Riders and Endorsements" for additional information.

 FUND EXPENSES

        The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the Funds during the fiscal year ended December 31, 2007. Expenses of the Funds may be higher or lower in the future. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Annual Fund Operating Expenses:

RANGE OF EXPENSES FOR THE FUNDS
	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from fund assets, including management fees, 12b-1 fees, and other expenses)	0.20%	-	1.84%*
*
	The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

        Please see Appendix B for information on Fund expenses for Funds no longer available for additional investment. For information concerning compensation paid to sales representatives in connection with the sale of the Policies, see "Sale of the Policies."

THE POLICY

Purchasing a Policy

        To purchase a Policy, you must submit a completed application and at least the minimum initial premium payment through a licensed representative of Protective Life who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. Protective Life requires satisfactory evidence of the insurability, which may include a medical examination of the Insured. Generally, Protective Life will issue a Policy covering an Insured up to age 85 if evidence of insurability satisfies Protective Life's underwriting rules. Minimum age requirements may apply. Acceptance of an application depends on Protective Life's underwriting rules, and Protective Life may reject an application for any reason. With your consent, a Policy may be issued on a basis other than that applied for (i.e., on a higher premium class basis due to increased risk factors). A Policy is issued after Protective Life approves the application. Your insurance will not take effect until you pay your minimum initial premium.

        In certain states a Policy may be available only as a group contract. If you purchase a group contract, we will issue you a certificate that represents your ownership and summarizes the provisions of the group contract. References to "Policy" in this Prospectus include certificates, unless the context requires otherwise.

        Insurance coverage under a Policy begins on the Policy Effective Date. Temporary life insurance coverage also may be provided under the terms of a temporary insurance agreement. Under such agreements, the total amount of insurance which may become effective prior to the Policy Effective Date may not exceed $1,000,000 (including the amount of any life insurance and accidental death benefits then in force or applied for with the Company) may be dependent on satisfactory underwriting and other conditions and may not be in effect for more than 60 days. In addition, such agreement may not be issued on proposed Insureds under 15 days of age or over age 80.

        In order to obtain a more favorable Issue Age, Protective Life may permit the Owner to "backdate" a Policy by electing a Policy Effective Date up to six months prior to the date of the original application, subject to state requirements. Charges for the Monthly Deduction and any applicable rider charges for the backdated period are deducted as of the Policy Effective Date.

        The Owner of the Policy may exercise all rights provided under the Policy. The Insured is the Owner, unless a different person is named as Owner in the application. By Written Notice received by Protective Life at the Home Office while the Insured is living, the Owner may name a contingent Owner or a new Owner. If there are joint Owners, all Owners must authorize the exercise of any right under the Policy. Unless the Owner provides otherwise, in the event of one joint Owner's death, ownership passes to any surviving joint Owner(s). Unless a contingent Owner has been named, ownership of the Policy passes to the estate of the last surviving Owner upon his or her death. A change in Owner may have tax consequences.

        Fees, charges and benefits available under the Policy may vary depending on the state in which the Policy is issued and whether Protective determines the cost of insurance rates based on the 1980 Commissioners' Standard Ordinary Mortality Tables or the 2001 Commissioners' Standard Ordinary Mortality Tables.

Cancellation Privilege

        You may cancel your Policy for a refund during the Cancellation Period by returning it to Protective Life's Home Office or to the sales representative who sold it along with a written cancellation request. The Cancellation Period is determined by the law of the state in which the application is signed and is shown in your Policy. In most states it expires at the latest of

  (1)
  10 days after you receive your Policy, or

  (2)
  45 days after you sign your application,

        Return of the Policy by mail is effective upon receipt by Protective Life. We will treat the Policy as if it had never been issued. Within seven calendar days after receiving the returned Policy, Protective Life will refund the sum of

  (1)
  the difference between premiums paid and amounts allocated to the Guaranteed Account or the Variable Account,

  (2)
  Guaranteed Account Value determined as of the Valuation Day the returned Policy is received, and

  (3)
  Variable Account Value determined as of the Valuation Day the returned Policy is received.

        This amount may be more or less than the aggregate premiums paid. In states where required, Protective Life will refund premiums paid.

Changes in the Policy or Benefits

        At any time Protective Life may make such changes in the Policy as are necessary to assure compliance with any applicable laws or with regulations or rulings issued by a government agency. This includes, but is not limited to, changes necessary to comply at all times with the definition of life insurance prescribed by the Internal Revenue Code. Any such changes will apply uniformly to all affected Policies and Owners will receive notification of such changes.

Policy Maturity

        The Policy is deemed to mature on the date the Insured attains age 121 if the Policy was issued with the 2001 Commissioners' Standard Ordinary Mortality Tables and age 100 if the Policy was issued with the 1980 Commissioners' Standard Ordinary Mortality Tables.

 PREMIUMS

         Minimum Initial Premium.    The minimum initial premium required depends on a number of factors, including the age, sex and rate class of the proposed Insured, the Initial Face Amount requested by the applicant, and any supplemental riders requested by the applicant, but it must be at least $10,000. Consult your sales representative for information about the initial premium required for the coverage you desire.

         Additional Premiums.    After the first Policy Anniversary, Protective will accept, subject to the limitations described below, additional premium payments. Protective reserves the right to apply all additional premium payments as repayments of Policy Debt, if any. Additional premium may be required to maintain the Policy, depending on investment performance.

         Premium Limitations.    Premiums may be paid by any method acceptable to Protective Life. If by check, the check must be from an Owner (or the Owner's designee other than a sales representative), payable to Protective Life, and be dated prior to its receipt at the Home Office.

        Unless otherwise determined by Protective, additional premium payments must be at least $10,000 and must be remitted to the Home Office. Protective Life also reserves the right to limit the amount of any premium payment. Any additional premium payments made will generally require an increase in the Face Amount of the Policy and therefore will be subject to evidence of insurability. In addition, at any point in time aggregate premiums paid under a Policy may not exceed limitations for life insurance policies as set forth in the Internal Revenue Code. (See "Tax Considerations".) Protective Life will immediately refund any portion of any premium payment, with interest thereon, that is determined to be in excess of the limits established by law to qualify a Policy as a contract for life insurance.

Premium Allocations

        You must indicate in the application how premium payments are to be allocated to the Sub-Accounts, the Fixed Account, and/or the DCA Fixed Account. These allocation instructions apply to both initial and subsequent premium payments, except that subsequent premium payments may not be allocated to the DCA Fixed Account. You may change the allocation instructions in effect at any time by Written Notice to Protective Life at the Home Office. Whole percentages must be used. The sum of the allocations to the Sub-Accounts, Fixed Account and DCA Fixed Account must be equal to 100% of any premium payment. Protective Life reserves the right to establish (i) a limitation on the number of Sub-Accounts to which premium payments may be allocated and/or (ii) a minimum allocation requirement for the Sub-Accounts, Fixed Account and DCA Fixed Account. Currently, the minimum amount that can be allocated to any Sub-Account or the Fixed Account is 3% of any premium payment.

        For Policies issued in states where, upon cancellation during the Cancellation Period, Protective Life returns at least your premiums, Protective Life reserves the right to allocate your initial premium to the Oppenheimer Money Fund Sub-Account or the Fixed Account until the expiration of the number of days in the Cancellation Period plus 6 days starting from the date that the Policy is mailed from the Home Office. Thereafter, the Policy Value in the Oppenheimer Money Fund Sub-Account or the Fixed Account and all premiums will be allocated according to your allocation instructions then in effect.

        If Protective Life receives a premium payment not requiring additional underwriting at the Home Office before 3:00 P.M. Central Time, Protective Life will process the payment as of the Valuation Day it is received. Protective Life processes premium payments received at the Home Office at or after 3:00 P.M. Central Time as of the next Valuation Day. However, premium will not be accepted in connection with an increase in Face Amount until underwriting has been completed. When approved, premium payments received will be allocated in accordance to your allocation instructions then in effect.

 CALCULATION OF POLICY VALUE

Variable Account Value

        The Variable Account Value reflects the investment experience of the Sub-Accounts to which it is allocated, any premiums allocated to the Sub-Accounts, transfers in or out of the Sub-Accounts, any withdrawals of Variable Account Value, any Surrender Charges deducted, and Monthly Deductions. There is no guaranteed minimum Variable Account Value. A Policy's Variable Account Value therefore depends upon a number of factors. The Variable Account Value for a Policy at any time is the sum of the Sub-Account Values for the Policy on the Valuation Day most recently completed.

         Determination of Units.    For each Sub-Account, the Net Premium or unloaned Policy Value transferred are converted into units. The number of units credited is determined by dividing the dollar amount directed to each Sub-Account by the value of the unit for that Sub-Account for the Valuation Day on which the premium(s) or transferred amount is invested in the Sub-Account. Therefore, premiums allocated to or amounts transferred to a Sub-Account under a Policy increase the number of units of that Sub-Account credited to the Policy.

         Determination of Unit Value.    The unit value at the end of every Valuation Day is the unit value at the end of the previous Valuation Day times the net investment factor, as described below. The Sub-Account Value for a Policy is determined on any day by multiplying the number of units attributable to the Policy in that Sub-Account by the unit value for that Sub-Account on that day.

         Net Investment Factor.    The net investment factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of a unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2), where:

  (1)
  is the result of:

  a.
  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

  b.
  the per share amount of any dividend or capital gain distributions made by the Fund to the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

  c.
  a per share charge or credit for any taxes reserved for, which is determined by Protective Life to have resulted from the operations of the Sub-Account.

  (2)
  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the last prior Valuation Period.

Guaranteed Account Value

        The Guaranteed Account Value under a Policy at any time is equal to: (1) that part of the premium(s) allocated to the Fixed Account and the DCA Fixed Account, plus (2) amounts transferred to the Fixed Account, plus (3) interest credited to the Fixed Account and the DCA Fixed Account, less (4) transfers from the Fixed Account and the DCA Fixed Account (including any transfer fees deducted), less (5) withdrawals from the Fixed Account and the DCA Fixed Account, less (6) surrender charges and premium tax recovery charges deducted, less (7) loans, less (8) certain Monthly Deductions. See "The Guaranteed Account," for a discussion of how interest is credited to the Fixed Account and the DCA Fixed Account.

Policy Value Credit — Protective Preserver

        Subject to the conditions described below, at the end of the tenth Policy Year and at the end of each Policy Year thereafter, the Company credits additional Policy Value to a Protective Preserver Policy. The amount of the credit depends on the unloaned Policy Value at the end of the appropriate Policy Year. On Policy Anniversaries after the tenth Policy Anniversary as of which unloaned Policy Value is at least $50,000 but less than $500,000, the credit is equal to 0.50% of the unloaned Policy Value. On Policy Anniversaries as of which the unloaned Policy Value is equal to or greater than $500,000, the credit is equal to 1.00% of the unloaned Policy Value. No credit is made on Policy Anniversaries if the unloaned Policy Value at the end of the Policy Year is less than $50,000 or on Policy Anniversaries one through nine.

        When made, the Company allocates credits to Policy Value among the various Sub-Accounts and the Fixed Account in accordance with the Owner's allocation instructions for premiums. Credits to Policy Value are not subject to the premium expense charge or the Surrender Charge and are not treated as premium for tax purposes.

        The Policy Value Credit may not be available on the Protective Preserver Policy in all states. Please consult your registered representative for more information. The Policy Value Credit is not available on the Protective Single Premium Plus Policy.

DEATH BENEFIT PROCEEDS

        As long as the Policy remains in force, Protective Life will pay the Death Benefit Proceeds upon receipt at the Home Office of satisfactory proof of the Insured's death. Protective Life may require return of the Policy. The Death Benefit Proceeds are paid to the primary beneficiary or a contingent beneficiary. The Owner may name one or more primary or contingent beneficiaries and change such beneficiaries, as provided for in the Policy. If no beneficiary survives the Insured, the Death Benefit Proceeds are paid to the Owner or the Owner's estate. Death Benefit Proceeds are paid in a lump sum or under a settlement option.

        Please note that any death benefit payment we make in excess of the Policy Value, including payments under any rider, is subject to our financial strength and claims-paying ability.

Calculation of Death Benefit Proceeds

        The Death Benefit Proceeds are equal to the Death Benefit calculated as of the date of the Insured's death, plus benefits under any supplemental riders or endorsements, minus (1) any Policy Debt on that date, (2) any liens for payments made under an accelerated death benefit rider or endorsement including accrued interest, and (3) any past due Monthly Deductions if the Insured died during the grace period.

        The Death Benefit is the greater of: (1) the Face Amount under the Policy on the date of the Insured's death, or (2) a specified percentage of Policy Value as of such date.

        The specified percentage is 250% when the Insured has reached an "Attained Age" of 40 or less by date of death, and decreases each year thereafter to 100% when the Insured has reached an Attained Age of 95 at death. The Death Benefit remains level at the Face Amount unless the Policy Value multiplied by the specified percentage of Policy Value exceeds that Face Amount, in which event the Death Benefit will vary as the Policy Value varies. A table showing these percentages for Attained Ages 0 to 95 and an example of Death Benefit calculations are found in Appendix A.

        If part or all of the Death Benefit is paid in one sum, Protective Life will pay interest on this sum as required by applicable state law from the date of receipt of due proof of the Insured's death to the date of payment.

        Policy Value and in some instances the Death Benefit are impacted by investment experience, separate account charges and fund expenses. The Death Benefit is also affected by withdrawals and decreases in Face Amount and the Death Benefit Proceeds are affected by Policy Debt and liens on the Policy (including accrued interest) and any past due Monthly Deductions (if the Insured died during the grace period).

Increasing the Face Amount

        On or after the first Policy Anniversary, the Owner may request an increase in the Face Amount. Any increase in the Face Amount must be at least $10,000 and an application must be submitted. Protective Life reserves the right to require satisfactory evidence of insurability. In addition, the Insured's Attained Age must be less than the current maximum Issue Age for the Policies, as determined by Protective Life from time to time. The increase in Face Amount will become effective as of the date shown on the supplemental Policy Specifications Page (which will be sent to you), and the Policy Value will be adjusted to the extent necessary to reflect a Monthly Deduction as of the effective date based on the increase in Face Amount.

        As with the Policy itself, a Face Amount increase is subject to a cancellation privilege. Therefore, you may exercise the privilege by canceling any increase in Face Amount within the prescribed cancellation period. In such an event, unless you request otherwise, an amount will be refunded (i.e., credited back to the Policy Value) as described above.

         Impact on Lapse Protection Rider.    A Lapse Protection Rider on a Protective Preserver Policy will terminate as of the effective date of any increase in Face Amount under the Policy. If the termination of the Lapse Protection Rider will cause the Protective Preserver Policy to fail to qualify as a life insurance contract under applicable tax laws, Protective may reject the increase request.

         Decreasing the Face Amount.    In the event a withdrawal is requested, Protective will reduce the Face Amount proportionately by the requested withdrawal amount (plus any surrender charges and premium tax recovery charges). Protective may reject a withdrawal request if the withdrawal would reduce the Face Amount below the minimum amount for which the Policy would be issued under Protective's then-current rules, or if the withdrawal would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by Protective.

Settlement Options

        The Policy offers a variety of ways of receiving proceeds payable under the Policy, such as on surrender or death, other than in a lump sum. These alternative settlement options are summarized in the SAI. Any sales representative authorized to sell this Policy can further explain these settlement options upon request. All of these settlement options (except one) are forms of fixed-benefit annuities, which do not vary with the investment performance of a separate account. Under each of the fixed-benefit settlement options, no surrender or withdrawal may be made once payments have begun.

TRANSFERS OF POLICY VALUE

        Upon receipt of Written Notice to Protective Life at the Home Office you may transfer the Fixed Account Value, DCA Fixed Account or any Policy Value in a Sub-Account to other Sub-Accounts or the Fixed Account, subject to certain restrictions described below. Transfers (including telephone transfers — described below) received at the Home Office before 3:00 P.M. Central Time are processed as of the Valuation Day the request is received at the Home Office. Requests received at or after 3:00 P.M. Central Time are processed as of the next Valuation Day. Protective Life may, however defer transfers under the same conditions that payment of Death Benefit Proceeds, withdrawals and surrenders may be delayed. See "Suspension or Delay of Payments". The minimum amount that may be transferred is the lesser of $100 or the entire amount in any Sub-Account or the Fixed Account or

DCA Fixed Account from which the transfer is made. If, after the transfer, the amount remaining in a Sub-Account(s), the Fixed Account and/or the DCA Fixed Account would be less than $100, Protective Life reserves the right to transfer the entire amount instead of the requested amount. Protective Life reserves the right to restrict the maximum amount which may be transferred from the Fixed Account in any Policy Year. The maximum is currently the greater of $2,500, or 25% of the Fixed Account Value. Protective Life reserves the right to limit transfers to 12 per Policy Year. For each additional transfer over 12 in any Policy Year, Protective Life reserves the right to charge a transfer fee. The transfer fee, if any, is deducted from the amount being transferred. We have the right to restrict such transfers until the later of thirty days after the Policy Effective Date or six days after the expiration of the Cancellation Period.

        Transfers involving a Guaranteed Account are subject to additional restrictions. The maximum period that amounts may remain in the DCA Fixed Account is 12 months. (See "Dollar-Cost Averaging".) No transfers may be made into the DCA Fixed Account.

         Limitations on frequent transfers, including "market timing" transfers.    Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

        When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries or owners of other variable life insurance policies we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

  •
  Increased brokerage trading and transaction costs;

  •
  Disruption of planned investment strategies;

  •
  Forced and unplanned liquidation and portfolio turnover;

  •
  Lost opportunity costs; and

  •
  Large asset swings that decrease the Fund's ability to provide maximum investment return to all Policy Owners.

        In order to try to protect our Policy Owners and the Funds from the potential adverse effects of frequent transfer activity, the Company has implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Policy Owners beneficiaries and Policy Owners of other variable life policies we issue that invest in the Variable Account.

        We monitor transfer activity in the Contracts to identify frequent transfer activity in any Policy. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

        When we identify transfer activity exceeding our established parameters in a Policy or group of Policies that appear to be under common control, we suspend non-written methods of requesting transfers for that Policy or group of Policies. All transfer requests for the affected Policy or group of Policies must be made by Written Notice. We notify the affected Policy Owner(s) in writing of these restrictions.

        In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Fund.

        Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Policy Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Policy Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each of the Funds for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

        We apply our Market Timing Procedures consistently to all Policy Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

        Policy Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Policy Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Reservation of Rights

        Protective Life reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time, for any class of Policies, for any reason. In particular, we reserve the right not to honor transfer requests by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Policies. In the event Protective Life chooses to exercise these rights, we will notify the affected Owners in writing or through a supplement to this Prospectus.

Telephone Transfers

        Transfers may be made upon instructions given by telephone, provided the appropriate election has been made on the application or written authorization is provided.

        Protective Life will confirm all transfer instructions communicated by telephone. For telephone transfers we require a form of personal identification prior to acting on instructions received by telephone. We also make a tape-recording of the instructions given by telephone. If we follow these procedures we are not liable for any losses due to unauthorized or fraudulent instructions. Protective Life reserves the right to suspend telephone transfer privileges at any time for any class of Policies.

        A number of telephonic or electronic services may be available or become available in the future. Telephone and online transfers, and transfers via facsimile, may not always be available. Telephone and computer systems, whether yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

Dollar-Cost Averaging

        If you elect at the time of application or (other than in connection with the DCA Fixed Account) at any time thereafter by Written Notice to Protective Life at the Home Office, you may systematically and automatically transfer, on a monthly or quarterly basis, specified dollar amounts subject to the following restrictions: no transfers may be made into the DCA Fixed Account, the Fixed Account, or the Sub-Account investing in the Oppenheimer Money Fund. This is known as the dollar-cost averaging method of investment. By transferring on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations in Sub-Account unit values. Protective Life, however, makes no guarantee that the dollar-cost averaging method will result in a profit or protect against loss.

        You may generally elect dollar cost averaging for periods of at least 6 months but no longer than 48 months, however, the maximum period for dollar cost averaging amounts from the DCA Fixed Account is 12 months. Dollar cost averaging from the DCA Fixed Account is only available at the time of application, and may offer a higher current credited rate of interest. From time to time, we may offer different maximum periods for dollar cost averaging amounts from the DCA Fixed Account. To elect dollar cost averaging from other than the DCA Fixed Account, the Policy Value in the source Sub-Account or the Fixed Account must be at least $5,000 at the time of the election. Automatic tranfers for dollar cost averaging are subject to all transfer restrictions other than the restriction on the maximum transfer amount from the Fixed Account. At least $100 must be transferred each month or $300 each quarter. Dollar-cost averaging transfers may commence on any day of the month that you request except the 29th, 30th, or 31st. If no day is selected, transfers will occur on the Monthly Anniversary Day. We have the right to restrict these transfers until 6 days after the end of the Cancellation Period.

        Once elected, Protective Life will continue to process dollar-cost averaging transfers until the earlier of the following: (1) the number of designated transfers has been completed, or (2) the Policy Value in the appropriate source Sub-Account or the Fixed Account is depleted, (3) the Owner, by Written Notice received by Protective Life at the Home Office, instructs Protective Life to cease the automatic transfers, (4) a grace period begins under the Policy, or (5) the maximum amount of Policy Value has been transferred under a dollar-cost averaging election. Any time dollar cost averaging transfers end, but in no event later than the first Policy Anniversary, all Policy Value remaining in the

DCA Fixed Account will be transferred to the Sub-Accounts chosen as the destination Funds for dollar-cost averaging.

        Automatic transfers made to facilitate dollar-cost averaging will not count toward the 12 transfers permitted each Policy Year if Protective Life elects to limit the number of transfers or impose the transfer fee. Protective Life reserves the right to discontinue offering automatic dollar-cost averaging transfers upon 30 days' Written Notice.

Portfolio Rebalancing

        At the time of application or at any time thereafter by Written Notice to Protective Life, you may instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). Such percentage allocations must be in whole numbers and must allocate amounts only among the Sub-Accounts. No amounts will be transferred to the Fixed Account or the DCA Fixed Account as part of Portfolio Rebalancing. A minimum Variable Account Value of $100 is required for Portfolio Rebalancing. Unless you instruct otherwise when electing rebalancing, the percentage allocation of your Variable Account Value for Portfolio Rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions, including Portfolio Rebalancing allocation instructions, that you give us that differ from your then current premium allocation instructions will be deemed to be a request to change your premium allocation. Portfolio Rebalancing may begin on any day of the month that you request except the 29th, 30th or 31st. If no day is selected, rebalancing will occur on each applicable Monthly Anniversary Day. We have the right to restrict Portfolio Rebalancing until six days after the end of the Cancellation Period.

        Once elected, Portfolio Rebalancing begins on the first quarterly, semi-annual or annual anniversary following election. You may change or terminate Portfolio Rebalancing by written instruction received by Protective Life at the Home Office, or by telephone if you have previously authorized us to take telephone instructions. If Protective Life elects to limit the number of transfers or impose the transfer fee Portfolio Rebalancing transfers will not count as one of the 12 free transfers available during any Policy Year. Protective Life reserves the right to assess a processing fee for this service or to discontinue Portfolio Rebalancing upon 30 days' Written Notice.

SURRENDERS AND WITHDRAWALS

Surrender Privileges

        At any time while the Policy is still in force and while the Insured is still living, you may surrender your Policy for its Surrender Value. Surrender Value is determined as of the end of the Valuation Period during which the Written Notice requesting the surrender, the Policy and any other required documents are received by Protective Life at the Home Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. Protective Life will process any surrender request received at the Home Office at or after the end of the Valuation Period on the next Valuation Day. A surrender charge and premium tax recovery charge may apply. The Surrender Value is paid in a lump sum unless the Owner requests payment under a settlement option. Payment is generally made within 7 calendar days. A Policy which terminates upon surrender cannot later be reinstated.

Withdrawal Privileges

        At any time while the Policy is in force and prior to the Insured's death, an Owner, by Written Notice received at the Home Office, may make a withdrawal of Surrender Value not less than $500. Protective Life will withdraw the amount requested, plus any applicable surrender charges and premium tax recovery charges, from Policy Value as of the end of the Valuation Period during which the written request is received at the Home Office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. Protective Life will process any withdrawal request received at the Home Office at or after the end of the Valuation Period on the next Valuation Day. A withdrawal will have tax consequences.

        The Owner may specify the amount of the withdrawal to be made from any Sub-Account or the Fixed Account and/or the DCA Fixed Account. Withdrawals will result in the cancellation of units from each applicable Sub-Account and/or the reduction in the Guaranteed Account Value. If the Owner does not specify, or if the Sub-Account Value or Fixed Account Value is insufficient to carry out the request, the withdrawal from each Sub-Account, the Fixed Account and the DCA Fixed Account is based on the proportion that such Sub-Account Value(s) and Guaranteed Account Value bears to the total unloaned Policy Value on the Valuation Day immediately prior to the Withdrawal. Payment is generally made within seven calendar days. The Company reserves the right to decline to process a withdrawal if, after the withdrawal, the Policy Value would be less than ten percent of the current Face Amount. Protective may reject a withdrawal request if the withdrawal would reduce the Face Amount below the minimum for the Policy or cause the Policy to fail to qualify as a life insurance contract, as provided below under Decreasing the Face Amount.

         Withdrawals.    At any time prior to the Insured's death and while this Policy is in force, the Owner(s) may make a written request for a withdrawal of Policy Value. In order to request a withdrawal during the first Policy Year, the Owner must have made an initial premium payment of at least $10,000. On or after the first Policy Anniversary, in order to request a withdrawal the Policy Value must be at least $10,000 as of the date that we receive the request. A surrender charge and premium tax recovery charge may apply if the cumulative amount of the withdrawals exceeds the Annual Withdrawal Amount or the amount by which your Policy Value exceeds premium paid.

         Annual Withdrawal Amounts.    The Annual Withdrawal Amount is an annual amount the Owner may withdraw during a Policy Year, and not incur a surrender charge or premium tax recovery charge. The Annual Withdrawal amount is:

  (a)
  an amount equal to ten percent of the initial premium paid if the withdrawal request is received during the first Policy Year, or

  (b)
  the amount equal to ten percent of cumulative premiums paid as of the last Policy Anniversary, net of all premium payments withdrawn, if the withdrawal is received after the first Policy Year.

        In addition, surrender and premium tax recovery charges will not apply if the aggregate amount withdrawn does not exceed the amount by which your Policy Value exceeds premiums paid.

         Decreasing the Face Amount.    In the event a withdrawal is requested, Protective will reduce the Face Amount proportionately by the requested withdrawal amount (plus any surrender charges and premium tax recovery charges). Protective may reject a withdrawal request if the withdrawal would reduce the Face Amount below the minimum amount for which the Policy would be issued under Protective's then-current rules, or if the withdrawal would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by Protective. This risk of failing to qualify as a life insurance contract when a withdrawal lowers the Face Amount occurs mainly during the early years of the Policy.

        The proportionate face amount decrease will be determined by the following formula:

F × (P – W)/P

Where:	F	=	Current Face Amount
	P	=	Policy Value
	W	=	Withdrawal Amount (including any applicable surrender charges and premium tax recovery charges)

POLICY LOANS

        You may obtain three types of loans under a Policy, a standard loan, a carry-over loan or a Preferred Loan. A carry-over loan is a loan which is transferred from another policy that is exchanged for the Policy under Section 1035 of the Internal Revenue Code. A carry-over loan must be approved by Protective Life and can only be executed at the time of issue. A Preferred Loan will be available on the portion of the Loan Account equal to the amount by which Surrender Value exceeds total premiums paid. At any time while the Policy is in force and while the Insured is still living, you may borrow from Protective Life using the Policy as the security for the loan. Policy loans must be requested by Written Notice received at the Home Office. Generally, the minimum loan amount is $500 and the maximum loan amount is 90% of the Policy's Cash Value. This maximum is reduced by any Policy Debt or any lien outstanding (including accrued interest) on the Valuation Day that your loan request is received. State variations may apply. Outstanding Policy Debt and any lien therefore reduces the amount available for new Policy loans. Loan proceeds generally are mailed within seven calendar days of the loan being approved.

         Impact on Lapse Protection Rider.    A Lapse Protection Rider on a Protective Preserver Policy will terminate on the date any loan is taken on the Policy. If the termination of the Lapse Protection Rider will cause the Protective Preserver Policy to fail to qualify as a life insurance contract under applicable tax laws, Protective may reject the loan request.

Loan Collateral

        When a Policy loan is made, an amount equal to the loan is transferred out of the Sub-Accounts and the Guaranteed Account and into a Loan Account established for the Policy. Like the Guaranteed Account, a Policy's Loan Account is part of Protective Life's general account and amounts therein earn interest as credited by Protective Life from time to time. Because Loan Account values are part of Policy Value, a loan will have no immediate effect on the Policy Value. In contrast, Surrender Value (including, as applicable, Variable Account Value and Guaranteed Account Value) under a Policy is reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Sub-Accounts and the Fixed Account and/or the DCA Fixed Account from which collateral is transferred to the Loan Account. If no allocation is specified, collateral is transferred from each Sub-Account and from the Fixed Account and DCA Fixed Account in the same proportion that the value in each Sub-Account and the Fixed Account and DCA Fixed Account bears to the total unloaned Policy Value on the date that the loan is made.

        On each Policy Anniversary, an amount of Policy Value equal to any due and unpaid loan interest (explained below), is also transferred to the Loan Account. Such interest is transferred from each Sub-Account and the Fixed Account and/or the DCA Fixed Account in the same proportion that each Sub-Account Value and the Fixed Account Value and/or the DCA Fixed Account bears to the total unloaned Policy Value.

Loan Repayment

        You may repay all or part of your Policy Debt (the amount borrowed plus unpaid interest) at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Home Office and are credited as of the Valuation Day received. The Owner may specify in writing that any additional premiums paid while a loan is outstanding be applied as loan repayments. When a loan repayment is made, Policy Value in the Loan Account in an amount equal to the repayment is transferred from the Loan Account to the Sub-Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Policy Value, but the Surrender Value (including, as applicable, Variable Account Value and Guaranteed Account Value) under a Policy is increased immediately by the amount transferred from the Loan Account. Unless specified otherwise by the Owner(s), amounts are transferred to the Sub-Accounts and the Fixed Account in the same proportion that premiums are allocated.

Interest

        Protective Life charges interest daily on any outstanding loan at the following effective annual rates:

Loan Interest Rates Charged
Type of Policy	Current Standard Loan	Guaranteed Standard Loan	Current Carry-Over/ Preferred Loan	Guaranteed Carry-Over/ Preferred Loan
Preserver (Policies applied for on or after December 19, 2003 in all states except Illinois, Massachusetts and Oregon and Policies applied for on or after January 26, 2004 in Illinois, Massachusetts and Oregon)	5.0%	6.0%	3.0%	3.25%
Preserver (Policies applied for before December 19, 2003 in all states except Illinois, Massachusetts, and Oregon and before January 26, 2004 in Illinois, Massachusetts and Oregon)	6.0%	6.0%	4.0%	4.25%
Single Premium Plus	6.0%	6.0%	4.0%	4.25%

        Interest will accrue daily on any outstanding loan, and is considered part of Policy Debt. Interest is due and payable at the end of each Policy Year. We will notify you of the amount due. If interest is not paid when due, the amount of the interest is added to the principal amount of the loan. If the interest payment is received prior to or on the policy anniversary date it will be applied as of the anniversary date. If the interest payment is received after the anniversary date it will be applied as of the Valuation Day it is received and credited as a partial loan repayment.

        Protective Life credits interest on any outstanding loan at the following effective annual rates:

Loan Interest Rates Credited
Type of Policy	Current Standard Loan	Guaranteed Standard Loan	Current Carry-Over/ Preferred Loan	Guaranteed Carry-Over/ Preferred Loan
Preserver (Policies applied for on or after December 19, 2003 in all states except Illinois, Massachusetts and Oregon and Policies applied for on or after January 26, 2004 in Illinois, Massachusetts and Oregon)	3.0%	3.0%	3.0%	3.0%
Preserver (Policies applied for before December 19, 2003 in all states except Illinois, Massachusetts and Oregon and Policies applied for before January 26, 2004 in Illinois, Massachusetts and Oregon)	4.0%	4.0%	4.0%	4.0%
Single Premium Plus	4.0%	4.0%	4.0%	4.0%

        Protective Life determines the rate of interest to be credited to the Loan Account in advance of each calendar year. The rate, once determined, is applied to the calendar year which follows the date of determination. On each Policy Anniversary, the interest earned on the Loan Account since the previous Policy Anniversary is transferred to the Sub-Accounts and to the Fixed Account. The interest is transferred and allocated to the Sub-Accounts and the Fixed Account in the same proportion that premiums are allocated.

        The difference between the rate of interest charged on borrowed money and the rate credited on the Loan Account is the net cost of the loan. The net cost of loans is set forth in the table below.

Net Cost of Loans
Type of Policy	Current Standard Loan	Guaranteed Standard Loan	Current Carry-Over/ Preferred Loan	Guaranteed Carry-Over/ Preferred Loan
Preserver (Policies applied for on or after December 19, 2003 in all states except Illinois, Massachusetts and Oregon and Policies applied for on or after January 26, 2004 in Illinois, Massachusetts and Oregon)	2.0%	3.0%	0.0%	0.25%
Preserver (Policies applied for before December 19, 2003 in all states except Illinois, Massachusetts and Oregon and before January 26, 2004 in Illinois, Massachusetts and Oregon)	2.0%	2.0%	0.0%	0.25%
Single Premium Plus	2.0%	2.0%	0.0%	0.25%

Non-Payment of Policy Loan

        If the Insured dies while a loan is outstanding, the Policy Debt (which includes any accrued but unpaid interest) is deducted from the Death Benefit in calculating the Death Benefit Proceeds.

        If the Loan Account Value exceeds the Cash Value less any lien and accrued interest (i.e., the Surrender Value becomes zero) on any Valuation Day, you must pay that excess amount. The Company will send you (and any assignee of record) a notice of the amount you must pay. You must pay this amount within 31 days after the notice is sent, or the Policy will lapse.

Effect of Policy Loans

        A loan, whether or not repaid, has a permanent effect on the Death Benefit and Policy Value because the investment results of the Sub-Accounts and current interest rates credited on Guaranteed Account Value do not apply to Policy Value in the Loan Account. The larger the loan and longer the loan is outstanding, the greater will be the effect of Policy Value held as collateral in the Loan Account. Depending on the investment results of the Sub-Accounts or credited interest rates for the Fixed Account and/or the DCA Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans also may increase the potential for Lapse if investment results of the Sub-Accounts to which Surrender Value is allocated is unfavorable. Since interest credited on the Loan Account is transferred to the Sub-Accounts, even if the interest rate charged on the Policy Debt is equal to the rate credited on Policy Value in the Loan Account, unpaid interest will be added to the outstanding loan balance and will increase Policy Debt. If a Policy lapses with loans outstanding, certain amounts may be subject to income tax. In addition, if your Policy is a "modified endowment contract," loans may be currently taxable and subject to a 10% penalty tax. See "Tax Considerations," for a discussion of the tax treatment of Policy loans.

SUSPENSION OR DELAYS IN PAYMENTS

        Protective Life will ordinarily pay any Death Benefit proceeds, Policy loans, withdrawals, or surrenders within seven calendar days after receipt at the Home Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the Valuation Day of receipt of all required documents. However, Protective Life may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading on the Exchange is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Variable Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners. (See also "Payments from the Fixed Account".)

        In certain circumstances, applicable federal law may require Protective Life to "freeze" your account and refuse your request for a transfer, withdrawal, surrender, loan or death proceeds until receipt of instructions from the appropriate regulator.

POLICY LAPSE AND REINSTATEMENT

Lapse

        A Policy will Lapse if its Surrender Value (without taking into account any liens (including accrued interest) on the Policy) is insufficient to cover the Monthly Deduction on the Monthly Anniversary Day. Absent any lapse protection, if the Surrender Value on any Monthly Anniversary Day is less than the amount of the Monthly Deduction due on that date, the Policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in Surrender Value.

        In the event of a Policy default, you have a 61-day grace period to make a payment of premium at least sufficient to cover the current and past-due Monthly Deductions. Protective Life will send you, at your last known address and the last known address of any assignee of record, notice of the premium required to prevent lapse. A Policy will remain in effect during the grace period. If the Insured should die during the grace period, the Death Benefit Proceeds payable to the beneficiary will reflect a reduction for the Monthly Deductions due on or before the date of the Insured's death as well as any unpaid Policy Debt or liens (including accrued interest). (See "Death Benefit Proceeds".) Unless the premium stated in the notice is paid before the grace period ends, the Policy will Lapse.

         Lapse Protection Rider.    An optional Lapse Protection Rider may be purchased on the Protective Preserver Policy. While the rider is effective Protective guarantees that a Policy that would otherwise lapse at the end of a grace period because the Surrender Value was insufficient to cover the Monthly Deduction will remain in force. The rider will terminate if the Policy is surrendered or if there is a loan or Face Amount increase on the Policy. Some state variations may apply.

Reinstatement

        An Owner may reinstate a Policy within 5 years of its lapse provided that: (1) a request for reinstatement is made by Written Notice received by Protective Life at the Home Office, (2) the Insured is still living, (3) the Owner pays premiums equal to (a) all Monthly Deductions that were due but unpaid during the grace period with interest not to exceed an effective annual rate of 6.00%, if required by the Company, and (b) which are at least sufficient to keep the reinstated Policy in force for three months, (4) the Insured provides Protective Life with satisfactory evidence of insurability, (5) the Owner repays or reinstates any Policy Debt and/or lien (including accrued interest) which existed at the end of the grace period; and (6) the Policy has not been surrendered. The "Approval Date" of a reinstated Policy is the date that Protective Life approves the Owner's request for reinstatement and requirements 1-6 above have been met.

THE COMPANY AND THE GUARANTEED ACCOUNT

Protective Life Insurance Company

        Protective Life is a Tennessee stock life insurance company. Founded in 1907, we offer individual life and health insurance, annuities, group life and health insurance, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. Our offices are located in Birmingham. Alabama. Our mailing address is P.O.

Box 830771, Birmingham, Alabama 35283-0771. As of December 31, 2007, we had total assets of approximately $41.1 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had consolidated assets of approximately $41.8 billion at December 31, 2007. To find out more information about us, go to www.protective.com.

The Guaranteed Account

        The Guaranteed Account is comprised of the Fixed Account and the DCA Fixed Account which consist of assets owned by Protective with respect to the Policies, other than those in the Variable Account. Both are part of Protective's general account assets. Protective's general account assets are used to support its insurance and annuity obligations other than those funded by separate accounts, and are subject to the claims of Protective's general creditors. Subject to applicable law, Protective has sole discretion over the investment of the assets of the Fixed Account and the DCA Fixed Account. Guarantees of premiums allocated to the Fixed Account and the DCA Fixed Account, and interest credited thereto, are backed by Protective. The Guaranteed Account Value is calculated daily. (See "Guaranteed Account Value".)

        The interests in the Guaranteed Account have not been, and are not required to be, registered under the Securities Act of 1933 and neither the Guaranteed Account nor other components of the Company's General Account have been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Account, the Company's General Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Account. The disclosure regarding the Guaranteed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Interest Credited on Guaranteed Account

        Protective guarantees that the interest credited during the first Policy Year to the initial premium payment allocated to the Fixed Account or the DCA Fixed Account will not be less than the rate shown in the Policy. The interest rate credited to subsequent premiums allocated to the Fixed Account or amounts transferred to the Fixed Account will be the annual effective interest rate in effect on the date that the premium(s) is received by Protective at the Home Office or the date that the transfer is made. The interest rate is guaranteed to apply to such amounts for a twelve month period which begins on the date that the premium(s) is allocated or the date that the transfer is made.

        After an interest rate guarantee expires as to a premium payment or amount transferred, (i.e., 12 months after the premium(s) or transfer is placed in the Guaranteed Account) we will credit interest on the Guaranteed Account Value attributable to such premium or transferred amount remaining in the Fixed Account at the current interest rate in effect. New current interest rates are effective for such Guaranteed Account Value for 12 months from the time that they are first applied. Protective, in its sole discretion, may declare a new current interest rate from time to time. For Preserver Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon and Preserver Policies applied for on or after January 26, 2004 in Illinois, Massachusetts and Oregon, Protective will credit annual effective interest rates of not less than 3.00% (4.00% for Single Premium Plus Policies, Preserver Policies applied for in all states other than Illinois, Massachusetts and Oregon before December 19, 2003, and for Preserver Policies applied for before January 26, 2004 in Illinois, Massachusetts and Oregon). Because Protective anticipates changing the current interest rates for accounts within the Guaranteed Account from time to time, allocations to accounts within the Guaranteed Account may be credited with different current interest rates. For purposes of crediting interest, amounts deducted, transferred or withdrawn from the Guaranteed Account are accounted for on a "first-in-first-out" (FIFO) basis independently applied to the Fixed Account.

Guaranteed Account Value

        The Guaranteed Account Value at any time is equal to: (1) that part of the premium(s) allocated to the Fixed Account and the DCA Fixed Account; plus (2) amounts transferred to the Fixed Account; plus (3) interest credited to the Fixed Account and the DCA Fixed Account; less (4) transfers from the Fixed Account or the DCA Fixed Account (including any transfer fees deducted) less (5) withdrawals from the Fixed Account or the DCA Fixed Account, less (6) surrender charges and premium tax recovery charges less (7) loans, less (8) certain Monthly Deductions. Because Protective, at its sole discretion, anticipates changing the current interest rate from time to time, different allocations to the Fixed Account and the DCA Fixed Account and transfers to the Fixed Account will be credited with different current interest rates.

Payments from the Guaranteed Account

        Payments from the Fixed Account and/or the DCA Fixed Account for a withdrawal, surrender or loan request may be deferred for up to six months from the date Protective receives the written request. If a payment from the Fixed Account and/or the DCA Fixed Account is deferred for 30 days or more, it will bear interest at a rate of 3.00% per year for Preserver Policies applied for on or after December 19, 2003 in all states other than Illinois, Massachusetts and Oregon and Preserver Policies applied for on or after January 26, 2004 in Illinois, Massachusetts and Oregon (4.00% for Single Premium Plus Policies, Preserver Policies applied for in all states other than Illinois, Massachusetts and Oregon before December 19, 2003, and for Preserver Policies applied for before January 26, 2004 in Illinois, Massachusetts and Oregon) (or an alternative rate if required by applicable state insurance law), compounded annually while payment is deferred.

THE VARIABLE ACCOUNT AND THE FUNDS

Protective Variable Life Separate Account

        Protective Variable Life Separate Account is a separate investment account of Protective Life established under Tennessee law by the board of directors of Protective Life on February 22, 1995. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and is a "separate account" within the meaning of the federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies of practices or the Variable Account.

        Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. Assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that Protective Life conducts. Protective Life may transfer to its general account any assets of the Variable Account which exceed the reserves and other contract liabilities of the Variable Account (which always are at least equal to the aggregate Surrender Values under the Policies). Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the reserves and other contract liabilities related to the Policies. Protective Life is obligated to pay all benefits provided under the Policies.

        The Variable Account is divided into 52 Sub-Accounts. The income, gains or losses, whether or not realized, from the assets of each Sub-Account are credited to or charged against that Sub-Account without regard to any other income, gains or losses of Protective Life. Each Sub-Account invests exclusively in shares of a corresponding Fund. Therefore, the investment experience of your Policy depends on the experience of the Sub-Accounts you select. In the future, the Variable Account may include other Sub-Accounts that are not available under the Policies and are not otherwise discussed in this prospectus.

        Additional Sub-Accounts may be available for certain Policies issued before May 1, 2002. Please see Appendix B for more information.

The Funds

        Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management, Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management, Inc., doing business as Van Kampen; Oppenheimer Variable Account Funds (the "Oppenheimer Funds") managed by Oppenheimer Funds, Inc.; MFS® Variable Insurance Trust (the "MFS Funds") managed by MFS Investment Management; Fidelity® Variable Insurance Products Funds (the "Fidelity Funds") managed by Fidelity Management & Research Company and subadvised by Bankers Trust Company, in the case of the Fidelity VIP Index 500 Portfolio, SC, and FMR Co., Inc. in the case of the Fidelity VIP Growth Portfolio, SC and Fidelity VIP Contrafund® Portfolio, SC; Lord Abbett Series Fund, Inc. (the "Lord Abbett Funds") managed by Lord, Abbett & Co; or Franklin Templeton Variable Insurance Products Trust managed by Franklin Templeton Distributors, Inc.

        There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class

        This Fund seeks long-term capital appreciation.

VIP Equity-Income Portfolio, Service Class

        This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500sm Index (S&P 500®).

VIP Freedom Fund, 2015 Maturity, Service Class

        This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom Fund, 2020 Maturity, Service Class

        This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Growth Portfolio, Service Class

        This Fund seeks to achieve capital appreciation.

VIP Index 500 Portfolio, Service Class

        This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio, Service Class

        This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP MidCap Portfolio, Service Class

        This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

        This Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.

Franklin Income Securities Fund, Class 2

        This Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Franklin Rising Dividends Securities Fund, Class 2

        This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.

Franklin Small-Mid Cap Growth Securities Fund, Class 2

        This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

Franklin U.S. Government Fund, Class 2

        This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities and normally invests in fixed and variable rate mortgage-backed securities.

Mutual Shares Securities Fund, Class 2

        This Fund seeks capital appreciation, with income as a secondary goal. The Fund primarily invests in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Foreign Securities Fund, Class 2

        This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.

Templeton Global Income Securities Fund, Class 2

        This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

Templeton Growth Securities Fund, Class 2

        This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Goldman Sachs Variable Insurance Trust

        Each Sub-Account investing in the Institutional Class of a Goldman Sachs Fund is only available to Policyowners who allocated premium payments and/or transfers to that Sub-Account before May 1, 2008. In addition, the Sub-Account investing in the Institutional Class of the MidCap Value Fund is only available to Policies purchased before May 1, 2006.

Capital Growth Fund, Service Class

        This Fund seeks long-term growth of capital.

Growth and Income Fund, Service Class

        This Fund seeks long-term growth of capital and growth of income.

Strategic International Equity Fund, Service Class

        This Fund seeks long-term capital appreciation.

Structured Small Cap Equity Fund, Service Class

        This Fund seeks long-term growth of capital.

Structured U. S. Equity Fund, Service Class

        This Fund seeks long-term growth of capital and dividend income.

Lord Abbett Series Fund

America's Value Portfolio

        The Fund's investment objective is to seek current income and capital appreciation.

Bond-Debenture Portfolio

        The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Growth and Income Portfolio

        The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth Opportunities Portfolio

        The Fund's investment objective is capital appreciation.

Large Cap Core Portfolio

        This Fund seeks growth of capital and income.

Mid-Cap Value Portfolio

        The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

International Portfolio

        The Fund's investment objective is long-term capital appreciation.

MFS® Variable Insurance Trustsm

Growth Series, Initial Class Shares (formerly Emerging Growth Series)

        This Fund's investment objective is to seek to provide long-term growth of capital.

Investors Growth Series, Initial Class Shares

        This Fund's investment objective is to seek capital appreciation.

Investors Trust Series, Initial Class Shares

        This Fund's investment objective is to seek capital appreciation.

New Discovery Series, Initial Class Shares

        This Fund's investment objective is to seek capital appreciation.

Research Series, Initial Class Shares

        This Fund's investment objective is to seek capital appreciation.

Total Return Series, Initial Class Shares

        This Fund's investment objective is to seek total return.

Utilities Series, Initial Class Shares

        This Fund's investment objective is to seek total return.

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA, Service Shares

        This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Global Securities Fund/VA, Service Shares

        This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

High Income Fund/VA, Service Shares

        This Fund seeks a high level of current income from investment in high-yield, lower-grade, fixed-income securities. Such high-yield securities are commonly known as "junk bonds."

Main Street Fund/VA, Service Shares

        This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

MidCap Fund/VA, Service Shares

        This Fund seeks capital appreciation by investing in "growth type" companies.

Money Fund/VA

        This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Strategic Bond Fund/VA, Service Shares

        This Fund seeks a high level of current income principally derived from interest on debt securities.

Universal Institutional Funds, Inc.

Equity and Income Portfolio Class II

        Seeks both capital appreciation and current income.

Global Real Estate Portfolio, Class II

        This Fund seeks current income and capital appreciation.

International Growth Portfolio, Class II

        This Fund seeks long-term capital appreciation, with a secondary objective of income.

Van Kampen Life Investment Trust

Comstock Portfolio Class I

        Seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Enterprise Portfolio Class I

        Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

Government Portfolio Class II

        Seeks to provide investors with high current return consistent with preservation of capital.

Growth and Income Portfolio Class I

        Seeks long-term growth of capital and income.

Mid Cap Growth Portfolio Class II (formerly Aggressive Growth Portfolio Class II)

        Seeks capital growth.

Capital Growth Portfolio Class I (formerly Strategic Growth Portfolio Class I)

        Seeks capital appreciation.

        There Is No Assurance That The Stated Objectives And Policies Of Any Of The Funds Will Be Achieved.

        More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks of investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds, and the current statement of additional information for each of the Funds. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Net Premiums or transfers among the Sub-Accounts.

Selection of Funds

        We select the Funds offered through the Policies based on several criteria, including the following:

  •
  asset class coverage,

  •
  the strength of the investment adviser's (or sub-adviser's) reputation and tenure,

  •
  brand recognition,

  •
  performance,

  •
  the capability and qualification of each investment firm, and

  •
  whether our distributors are likely to recommend the Funds to Policy Owners.

        Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see "Certain Payments We Receive With Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Policies. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Policy Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant Policy owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

         Other Information About the Funds.    Shares of these Funds are offered only to: (1) the Variable Account, (2) other separate accounts of Protective Life supporting variable annuity contracts or variable life insurance policies, (3) separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies, and (4) certain qualified retirement plans. Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

        Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Certain Payments We Receive With Regard to the Funds

        We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, marketing, distributing, and administering the Policies; and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

         12b-1 Fees.    We and our affiliate, Investment Distributors, Inc. ("IDI"), the principal underwriter for the Policies, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Policies and to certain other variable insurance Policies issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Van Kampen Life Investment Trust	0.25%
Oppenheimer Variable Account Funds	0.25%
Fidelity® Variable Insurance Products	0.10%
Franklin Templeton Variable Insurance Products Trust	0.25%
Paid to us:
Universal Institutional Funds, Inc.	0.25%
MFS Variable Insurance Trust	0.25%

         Payments From Advisers and/or Distributors.    We (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of the Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Policies and to certain other variable insurance Policies issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.25% of Fund assets attributable to our variable insurance Policies. The amount of the payments may be significant.

         Other Payments.    A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Policies ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

        For details about the compensation payments we make in connection with the sale of the Policies, see "Distribution of the Policies."

Addition, Deletion, or Substitution of Investments

        Protective Life may make additions to, deletions from, or substitutions for the shares that are held in or purchased by the Variable Account. If the shares of a Fund are no longer available for investment or further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares of that Fund and substitute shares of another Fund. Substituted Funds may have higher fees and expenses or may be available only to certain classes of purchasers. Protective Life will not substitute any shares without notice and any necessary approval of the SEC and state insurance authorities.

        Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, which would each invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owner(s) or may be closed to certain classes of purchasers.

        If any of these substitutions or changes are made, Protective Life may by appropriate endorsement change the Policy to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s), the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Protective Life separate accounts. Protective Life may make any changes to the Variable Account required by the 1940 Act or other applicable law or regulation.

Voting Fund Shares

        Protective Life is the legal owner of Fund shares held by the Sub-Accounts and has the right to vote on all matters submitted to shareholders of the Funds. However, in accordance with applicable law, Protective Life will vote shares held in the Sub-Accounts at meetings of shareholders of the Funds in accordance with instructions received from Owners with Policy Value in the Sub-Accounts. Should Protective Life determine that it is permitted to vote such shares in its own right, it may elect to do so.

        Protective Life will send or make available to Owners voting instruction forms and other voting materials (such as Fund proxy statements, reports and other proxy materials) prior to shareholders meetings. The number of votes as to which an Owner may give instructions is calculated separately for each Sub-Account and may include fractional votes.

        An Owner holds a voting interest in each Sub-Account to which Variable Policy Value is allocated under his or her Policy. Owners only have voting interests while the Insured is alive. The number of votes for which an Owner may give instructions is based on the Owner's percentage interest of a Sub-Account determined as of the date established by the Fund for determining shareholders eligible to vote at the meeting of that Fund.

        It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held directly by Protective Life are voted by Protective Life in proportion to the voting instructions that are received with respect to all Policies participating in a Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item are applied to reduce the votes eligible to be cast on that item.

        Protective Life may, if required by state insurance officials, disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Funds, or to approve or disapprove the investment management agreement or an investment advisory agreement. In addition, Protective Life may under certain circumstances disregard voting instructions that would require changes in the investment management agreement, investment manager, an investment advisory agreement or an investment adviser of one or more of the Funds, provided that Protective Life reasonably disapproves of such changes in accordance with applicable regulations under the 1940 Act. If Protective Life ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report.

CHARGES AND DEDUCTIONS

        This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from the charges deducted, and we may use any such profits for any purpose, including payment of distribution expenses.

Monthly Deduction

        Each month we will deduct an amount from your Policy Value to pay for the benefits provided by your Policy. This amount is called the Monthly Deduction and equals the sum of:

  •
  the cost of insurance charges;

  •
  the policy expense charge;

  •
  the mortality expense risk charge; and

  •
  any charges for supplemental riders.

        If you do not select the Sub-Account(s) from which the Monthly Deduction is deducted, the Monthly Deduction, except for the mortality and expense risk charge, will be deducted from the Sub-Accounts and the Guaranteed Account pro-rata on the basis of the relative Policy Value. The mortality and expense risk charge will reduce only the Sub-Account Value.

        The Owner may select the Sub-Accounts from which you want us to deduct the Monthly Deduction, other than the mortality and expense risk charge. However, if as of the date the Monthly Deduction is to be deducted, the value in any of the selected Sub-Accounts is less than the charge to be deducted from that Sub-Account, the instructions will not be effective. Deductions for mortality and expense risk charge will occur prior to the deduction for the remaining Monthly Deduction.

         Cost of Insurance Charge.    This charge compensates Protective Life for the expense of underwriting the Death Benefit. The charge depends on a number of variables and therefore will vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day.

  Protective Preserver.    The current cost of insurance on a Monthly Anniversary Day is calculated by multiplying the current cost of insurance rate for the Insured by the net amount at risk under the Policy for that Monthly Anniversary Day. The maximum cost of insurance on a Monthly Anniversary Day is calculated by multiplying the guaranteed cost of insurance rate for the Insured by the net amount at risk under the Policy for that Monthly Anniversary Day. The cost of insurance charge for each increment of Face Amount is calculated separately to the extent a different cost of insurance rate applies.

  Protective Single Premium Plus.    The current monthly cost of insurance charge is the lesser of (1) 0.054% multiplied by the Policy Value during Policy Years 1 through 10 and 0.046% multiplied by the Policy Value during Policy Year 11 and thereafter or (2) the Guaranteed Maximum Monthly Cost of Insurance rates (as specified in the Policy) per $1,000 times the net amount at risk. The maximum cost of insurance on a Monthly Anniversary Day is calculated by multiplying the maximum monthly cost of insurance rate for the Insured by the net amount at risk under the Policy for that Monthly Anniversary Day. The Guaranteed Maximum Monthly Cost of Insurance

  rate for each increment of Face Amount is calculated separately to the extent a different cost of insurance rate applies.

        Anything that decreases Policy Value, such as negative investment experience or withdrawals, will increase the net amount at risk and result in higher cost of insurance charges. The net amount at risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, withdrawals, and decreases in Face Amount.

         Cost of Insurance Rates — General.    Protective Life places the Insured in a rate class when the Policy is issued, based on Protective Life's underwriting of the application. This original rate class applies to the Initial Face Amount. When an increase in Face Amount is requested, Protective Life conducts underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class (or the rate class of a previous increase), the rate class for the increase also will be applied to the Initial Face Amount and any previous increases in Face Amount beginning as of the effective date of the current increase. If the rate class for the increase has a higher cost of insurance rate than the original rate class (or the rate class of a previous increase), the rate class for the increase will apply only to the increase in Face Amount. Protective Life guarantees that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in the Policies. Protective Life will base the guaranteed cost of insurance rates for standard classes on either the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Smoker or Nonsmoker Mortality Rates ("1980 CSO Tables") or the 2001 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Smoker or Nonsmoker Mortality Rates ("2001 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of, or additions to, these tables.

        In general, guaranteed cost of insurance rates for Policies issued before November 3, 2008 will be based on the 1980 CSO Tables, and guaranteed rates for Policies issued on or after December 1, 2008 will be based on the 2001 CSO Tables. However, if Protective receives your completed application for a Policy between November 3, 2008 and December 1, 2008, you may select the CSO Tables upon which Protective will base the guaranteed cost of insurance rates under your Policy. In general, the guaranteed cost of insurance rates are lower under the 2001 CSO Table. Also, the maturity date of your Policy will differ depending on the CSO Tables you choose. If you select the 1980 CSO Tables, your Policy will mature on the date the Insured attains age 100, whereas if you select the 2001 CSO Tables, your Policy will mature on the date the Insured attains age 121. Please consult your sales representative before purchasing a Policy to discuss which CSO Tables may be more appropriate for you. Your sales representative can provide personalized illustrations regarding your cost of insurance charges under each CSO Table.

        Protective Life's current cost of insurance rates may be less than the guaranteed rates that are set forth in the Policy. Current cost of insurance rates will be determined based on Protective Life's expectations as to future mortality, investment earnings, expenses, taxes, and persistency experience, and whether Protective determines the current rates based on the 2001 CSO Tables or the 1980 CSO Tables.

        Cost of insurance rates (whether guaranteed or current) for an Insured in a non-tobacco class are generally lower than guaranteed rates for an Insured of the same age and sex in a tobacco class. Cost of insurance rates (whether guaranteed or current) for an Insured in a non-tobacco or tobacco standard class are generally lower than guaranteed rates for an Insured of the same age and sex and smoking status in a substandard class.

         Cost of Insurance Rates — Protective Preserver.    The cost of insurance rate for a Protective Preserver Policy is based on and varies with the Issue Age, duration, sex and rate class of the Insured, the number of years that a Policy has been in force, and whether Protective determines the cost of insurance rates based on the 2001 CSO Tables or the 1980 CSO Tables. Protective currently places Insureds in the following rate classes, based on underwriting: Non-tobacco (ages 0-85) or Tobacco (ages 15-85) and substandard rate classes, which involve a higher mortality risk than the Non-tobacco and Tobacco classes.

         Cost of Insurance Rates — Protective Single Premium Plus.    Protective currently places Insureds in the following rate classes, based on underwriting: Non-smoker (ages 0-85) or Smoker (ages 15-85) and substandard rate classes, which involve a higher mortality risk than the Non-smoker and Smoker classes.

         Legal Considerations Relating to Sex — Distinct Premium Payments and Benefits.    Mortality tables for the Policies generally distinguish between males and females. Thus, premiums and benefits under Policies covering males and females of the same age will generally differ.

        Protective Life does, however, also offer Policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult with their legal advisors to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, Protective Life may offer Policies with unisex mortality tables to such prospective purchasers.

         Monthly Policy Expense Charge.    This charge generates revenues that cover all of Protective's sales expenses not covered by the contingent deferred sales charge and its administrative expenses not covered by the annual maintenance fee. These expenses associated with the Policies and the Variable Account relate to state and local premium taxes, federal taxes, certain sales expenses (including sales commissions), recordkeeping, processing death benefit claims, Policy loans, Policy changes, reporting and overhead costs, processing applications, establishing Policy records and reports and other communication to Policy Owners. The monthly policy expense charge is equal to 0.058% multiplied by the Policy Value, which is equivalent to an annual rate of 0.70% of such amount. In Maryland, the Monthly Policy Expense Charge for Policy Years 1-10 is 0.092% and 0.058% for Policy Years 11 and thereafter, which is equivalent to an annual rate of 1.10% for Policy Years 1-10 and 0.70% for Policy Years 11 and thereafter.

         Mortality and Expense Risk Charge.    We deduct a mortality and expense risk charge each month from your Policy Value. This charge compensates Protective Life for the mortality risk it assumes. The mortality risk is that the insureds will live for a shorter time than we project. The expense risk Protective Life assumes is that the expenses that we incur in issuing and administering the Policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against the Policies.

        Protective Life deducts a monthly charge from assets in the Sub-Accounts attributable to the Policies. This charge does not apply to Guaranteed Account assets attributable to the Policies. The maximum monthly mortality and expense risk charge to be deducted is equal to 0.075% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.90% of such amount. Protective Life reserves the right to charge less than the maximum charge. In Policy Years 11 and thereafter, the monthly mortality and expense risk charge is currently equal to 0.042% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.50% of such amount.

         Supplemental Rider Charges.    We deduct a monthly charge from your Policy Value to cover administrative expenses for any riders as part of the Monthly Deduction. (See "Supplemental Riders and Endorsements".)

         Lapse Protection Rider.    The monthly charge for this rider is 0.021% of the Policy Value which is equivalent to an annual rate of 0.25% of the Policy Value. In Texas, the monthly charge for this rider is $0.25 per $1,000 of Face Amount, which is equivalent to an annual rate of $3.00 per $1,000 of Face Amount (with a maximum charge not to exceed $75.00 per month).

        Comprehensive Long-Term Care Accelerated Death Benefit Rider — Protective Preserver. The current monthly charge for this rider is $0.25 per $1,000 of Face Amount, which is equivalent to an annual rate of $3.00 per $1,000 of Face Amount. The charge for the rider is guaranteed not to exceed $75.00 per month.

        Comprehensive Long-Term Care Accelerated Death Benefit Rider — Single Premium Plus. The current monthly charge for this rider is equal to 0.0125% multiplied by the Policy Value up to $250,000. There is no additional charge on Policy Value in excess of $250,000.

Annual Maintenance Fee

        Protective deducts a $35.00 annual maintenance fee from the Policy Value on each Policy Anniversary. Currently, the Company will waive the fee if the Policy Value equals or exceeds $50,000 as of a Policy Anniversary.

Transfer Fee

        We allow you to make 12 free transfers of Policy Value each Policy Year. However, Protective Life may charge a $25 transfer fee on any additional transfers to cover administrative expenses. If the fee is imposed, it will be deducted from the amount requested to be transferred. If an amount is being transferred from more than one Sub-Account or the Fixed Account, the transfer fee will be deducted proportionately from the amount being transferred from each.

Surrender Charge (Contingent Deferred Sales Charge) and Premium Tax Recovery Charge

        A surrender charge, which is a contingent deferred sales charge, and a premium tax recovery charge will be deducted from the Policy Value, if during the first 9 Policy Years following a premium payment: (1) the Policy is surrendered, (2) the Policy lapses at the end of a grace period or (3) a withdrawal of an amount greater than the Annual Withdrawal Amount (or the amount by which your Policy Value exceeds the aggregate of premiums paid) is requested by the Owner. The surrender charge and premium tax recovery charge, are deducted before any Surrender Value is paid. See "Withdrawal Privilege" for rules for allocating the deduction. Upon surrender or lapse, the surrender charge and premium tax recovery charge for each premium is equal to the surrender charge percentage and premium tax charge percentage for the Policy Year in which the surrender or lapse occurs, multiplied by the amount of such premium.

        The surrender charge and premium tax recovery charge are separately calculated and applied to each premium payment at any time that the premium is withdrawn or surrendered or the Policy lapses. Withdrawals within a given Policy Year are deemed to count first towards the Annual Withdrawal Amount. Once the aggregate withdrawals in a Policy Year exceed the Annual Withdrawal Amount, the additional amount that may be withdrawn that Policy Year without incurring a surrender charge and premium tax recovery charge is equal to the remaining Policy Value that exceeds premiums paid. This determination will be made as of the date the withdrawal request is received at our Home Office. The surrender charge and the premium tax recovery charge are calculated using the assumptions that all Policy Value in excess of aggregate premium payments is withdrawn or surrendered before any premiums and that premiums are withdrawn or surrendered on a first-in-first-out basis. Unless the Owner otherwise requests, the surrender charge and premium tax recovery charge will be deducted from the Policy Value in addition to the amount requested to be withdrawn. The amount of surrender charge and premium tax recovery charge that will apply to a withdrawal is determined by multiplying:

  (1)
  the amount by which (a) the deduction from Policy Value in connection with the withdrawal (including any additional deduction for the surrender charge and premium tax recovery charge) exceeds (b) the greater of the remaining Annual Withdrawal Amount or the amount by which the Policy Value exceeds premiums paid; by

  (2)
  the surrender charge percentage and premium tax recovery percentage for the Policy Year in which the withdrawal occurs.

Policy Year Following Premium Payment	Surrender Charge As a Percentage of Each Premium Payment Withdrawn	Policy Year Following Premium Payment	Premium Tax Recovery Charge As a Percentage of Each Premium Payment Withdrawn
1	9%	1	2.50%
2	8%	2	2.25%
3	7%	3	2.00%
4	6%	4	1.75%
5	5%	5	1.50%
6	4%	6	1.25%
7	3%	7	1.00%
8	2%	8.75%
9	1%	9.50%
10+	0%	10+	0

        After the 9th Policy Year after each premium payment, there is no surrender charge or premium tax recovery charge for such premium.

        The purpose of the surrender charge and premium tax recovery charge is to reimburse Protective for some of the expenses incurred in the distribution of the Policies and the premium tax paid by Protective on each premium. Protective also deducts a monthly charge to cover some of these expenses.

        Protective reserves the right to charge less than the maximum surrender charge and premium tax recovery charge.

Fund Expenses

        The value of the net assets of each Sub-Account reflects the investment advisory and other expenses incurred by the corresponding Fund in which the Sub-Account invests. For further information, consult the Funds' prospectuses.

Other Information

        We sell the Policies through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions and other compensation to the broker-dealers for selling the Policies. You do not directly pay the commissions and other compensation, we do. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Policy benefits through the fees and charges imposed under the Policies. See "Sale of the Policies" for more information about payments we make to the broker-dealers.

 TAX CONSIDERATIONS

        The following discussion of the federal income tax treatment of the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Policy is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

        This discussion does not address state or local tax consequences or federal estate or gift tax consequences associated with the purchase of the Policy. In addition, PROTECTIVE LIFE MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT — FEDERAL, STATE OR LOCAL — OF ANY POLICY OR OF ANY TRANSACTION INVOLVING A POLICY.

Tax Status of Protective Life

        Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of Protective Life, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, Protective Life is not taxed on investment income and realized capital gains of the Variable Account, although Protective Life's federal taxes are increased in respect of the Policies because of the federal tax law's treatment of deferred acquisition costs. Currently, a charge for federal income taxes is not deducted from the Sub-Accounts or the Policy's Cash Value.

Taxation of Insurance Policies

         Tax Status of the Policies.    Section 7702 of the Code establishes a statutory definition of life insurance for federal tax purposes. While the requirements of this section of the Code are complex, and limited guidance has been provided from the Internal Revenue Service (the "IRS") or otherwise, Protective Life believes that the Policy will meet the current statutory definition of life insurance, which places limitations on the amount of premiums that may be paid and the Policy Values that can accumulate relative to the Death Benefit. As a result, the Death Benefit payable under the Policy will generally be excludable from the Beneficiary's gross income, and interest and other income credited under the Policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) Protective Life, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes.

          Diversification Requirements.     The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified". If the Variable Account fails to comply with these diversification standards, the Policy will not be treated as a life insurance contract for federal income tax purposes and the Owner would generally be taxed currently on the income on the contract (as defined in the tax law). Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

          Ownership Treatment.     In certain circumstances, variable life insurance contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

          The ownership rights under the Policy are similar to, but different in certain respects from, the ownership rights described by the IRS in certain rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus were not currently taxable on the income and gains). For example, the Owner of this Policy has the choice of more investment options to which to allocate premium payments and Variable Account Values than were addressed in such rulings. These differences could result in the Policy Owner being treated as the owner of a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, Protective Life does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. Protective Life therefore reserves the right to modify the Policy as necessary to attempt to prevent Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

        The remainder of this discussion assumes that the Policy will be treated as a life insurance contract for federal tax purposes.

         Tax Treatment of Life Insurance Death Benefit Proceeds.    In general, the amount of the Death Benefit Proceeds payable from a Policy by reason of the death of the Insured is excludable from gross income under Section 101 of the Code. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the Death Benefit Proceeds being taxable.

        If the Death Benefit Proceeds are not received in a lump sum and are, instead, applied under either Settlement Options 1, 2, or 4, generally payments will be prorated between amounts attributable to the Death Benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the Insured's death) which will be includible in the beneficiary's income. If the Death Benefit Proceeds are applied under Option 3 (Interest Income), the interest credited will be currently includible in the beneficiary's income.

         Tax Deferral During Accumulation Period.    Under existing provisions of the Code, except as described below, any increase in an Owner's Policy Value is generally not taxable to the Owner unless amounts are received (or are deemed to be received) from the Policy prior to the Insured's death. If there is a surrender of the Policy, an amount equal to the excess of the Cash Value over the "investment in the contract" will generally be includible in the Owner's income. The "investment in the contract" generally is the aggregate premiums paid less the aggregate amount received under the Policy previously to the extent such amounts received were excludable from gross income. Whether withdrawals (or other amounts deemed to be distributed) from the Policy constitute income to the Owner depends, in part, upon whether the Policy is considered a "modified endowment contract" ("MEC") for federal income tax purposes.

Policies That Are MECs

         Characterization of a Policy as a MEC.    Generally, a life insurance contract will be considered a MEC for federal income tax purposes if (1) the life insurance contract is received in exchange for a life insurance contract that was a MEC, or (2) the life insurance contract is entered into on or after June 21, 1988 and premiums are paid into the life insurance contract more rapidly than the rate defined by a "7-Pay Test." The Internal Revenue Code generally provides that a life insurance contract will fail this test (and thus be considered a MEC) if the accumulated amount paid under the life insurance contract at any time during the first 7 Policy Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the life insurance contract provided for paid-up future benefits after the payment of 7 level annual premiums.

        This Policy generally will be a MEC unless (1) it was received in exchange for another life insurance policy which was not a MEC and (2) no premium payments or other consideration (other than the exchanged contract) are paid into the Policy during the first 7 Policy Years. In addition, even if the Policy initially is not a MEC, it may, in certain circumstances, become a MEC. These circumstances could include a later increase in benefits, any other "material change" of the Policy (within the meaning of the tax law), and a withdrawal or reduction in the Death Benefit during the first 7 Policy Years.

         Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs.    If the Policy is a MEC, withdrawals from the Policy will be treated first as withdrawals of income and then as a recovery of premiums paid. Thus, withdrawals will be includible in income to the extent the Policy Value exceeds the investment in the contract. The amount of any Policy Debt will be treated as a withdrawal for tax purposes. Distributions made within two years before a failure to meet the 7-Pay Test are treated as made under a MEC. In addition, the discussion of lapses (and surrenders) while loans are outstanding under the caption "Policies That Are Not MECs" also applies to Policies which are MECs.

        If the Owner assigns or pledges any portion of the Policy Value (or agrees to assign or pledge any portion), such portion will be treated as a withdrawal for tax purposes. The Owner's investment in the contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a Policy treated as a MEC, an Owner should consult a tax advisor.

         Penalty Tax.    Generally, proceeds of a surrender (or a withdrawal including any deemed withdrawals such as loans, assignments or pledges) from a MEC are subject to a penalty tax equal to 10% of the portion of the proceeds that is includible in income, unless the surrender or withdrawal is made (1) after the Owner attains age 59 1/2, (2) because the Owner has become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over the life or life expectancy of the Owner (or the joint lives or life expectancies of the Owner and his or her beneficiary, as defined in the tax law).

         Aggregation of Policies.    All life insurance contracts which are treated as MECs and which are purchased by the same person from Protective Life or any of its affiliates within the same calendar year will be aggregated and treated as one contract for purposes of determining the tax on withdrawals (including deemed withdrawals). The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or a withdrawal (or a deemed withdrawal) that is taxable and the amount which might be subject to the 10% penalty tax described above.

Policies That Are Not MECs

         Tax Treatment of Withdrawals Generally.    If the Policy is not a MEC (described above), the amount of any withdrawal from the Policy generally will be treated first as non-taxable recovery of premium and then as income from the Policy. Thus, a withdrawal from a Policy that is not a MEC generally will not be includible in income except to the extent it exceeds the investment in the contract immediately before the withdrawal.

         Certain Distributions Required by the Tax Law in the First 15 Policy Years.    As indicated above, Section 7702 of the Code places limitations on the amount of premiums that may be paid and the Policy Values that can accumulate relative to the Death Benefit. Where cash distributions are required under Section 7702 of the Code in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income notwithstanding the general rule described in the preceding paragraph. A reduction in benefits may result upon a decrease in the Face Amount, if withdrawals are made, and in certain other instances. In particular, an Owner electing withdrawals on a regular basis should consider that such withdrawals (like all other withdrawals) will reduce the Death Benefit and thus may result in some amounts being included in income even though the withdrawals are less than the investment in the contract.

         Tax Treatment of Loans.    If a Policy is not classified as a MEC, a loan received under the Policy generally will be treated as indebtedness of the Owner. As a result, no part of any loan under a Policy will constitute income to the Owner so long as the Policy remains in force. However in those situations where the interest rate credited to the Loan Account equals the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income. If a Policy lapses when a loan is outstanding, the amount of the loan outstanding will be treated as the proceeds of a surrender for purposes of determining whether any amounts are includable in the Owner's income.

         Tax Treatment of Comprehensive Long-Term Care Accelerated Death Benefit Rider.    The Comprehensive Long-Term Care Accelerated Death Benefit Rider is intended to constitute qualified long-term care insurance under Section 7702B(b) of the Code. Nursing home care and community care benefits received pursuant to this rider generally will be excludable from income. However, if the amount of such benefits plus other per diem long-term care insurance benefits exceed a per diem limitation, such excess will be includible in income. For the year 2008, this limit is $270 per day or the equivalent amount in the case of payments on another periodic basis. Protective treats charges for this rider as a withdrawal from the Policy for tax purposes. Thus, part or all of such charges may be includible in income and, if the Policy is a MEC, the charges also may be subject to a 10% penalty tax.

        The Comprehensive Long-Term Care Accelerated Death Benefit Rider may be issued in certain States as a "non-qualified" rider, i.e., it would not constitute qualified long-term care insurance under section 7702B(b) of the Code. (The first page of the rider will state whether it is issued as a qualified rider.) The tax consequences associated with adding such a non-qualified rider, and the tax treatment of benefits received from such a rider, are uncertain. Accordingly, we urge you to consult a tax advisor before adding a non-qualified rider to your Policy or requesting an Accelerated Death Benefit from such a rider. The tax consequences of placing a Policy with a Comprehensive Long-Term Care Accelerated Death Benefit Rider into certain types of trusts and the tax treatment of the benefits received from such a rider are uncertain. We urge you to consult a tax advisor before placing a Policy with this rider into a trust.

        Constructive Receipt Issues. — The IRS could determine that an Owner is in constructive receipt of the Cash Value of the Policy if the Cash Value equals the Death Benefit, which can occur in some instances where the Insured is age 95 or older. In a case where there may be constructive receipt, an amount equal to the excess of the Cash Value over the investment in the contract could be includible in the Owner's income at that time.

         Section 1035 Exchanges.    Section 1035 of the Code provides, in certain instances, that no gain or loss will be recognized on the exchange of one life insurance policy for another life insurance policy, an endowment contract, or an annuity contract. Special rules and procedures apply to section 1035 exchanges. If you wish to take advantage of section 1035, you should consult your tax advisor.

        Actions to Ensure Compliance with the Tax Law. — Protective Life believes that the maximum amount of premiums it has determined for the Policies will comply with the federal tax definition of life insurance. Protective Life will monitor the amount of premiums paid, and, if the premiums paid exceed those permitted by the tax definition of life insurance, Protective Life will immediately refund the excess premiums with interest to the extent required by the Code. Protective Life also reserves the right to increase the Death Benefit (which may result in larger charges under a Policy) or to take any other action deemed necessary to ensure the compliance of the Policy with the federal tax definition of life insurance.

        Other Considerations. — Changing the Owner, exchanging the Policy, and other changes under the Policy may have tax consequences (other than those discussed herein) depending on the circumstances of such change or withdrawal. In the case of an "employer-owned life insurance contract" as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the insured or to acquire an ownership interest in a business, or where the contract covers the life of a director or an insured who is "highly compensated" within the meaning of the tax law. These rules, including the definition of an employer-owned life insurance contract, are complex, and you should consult with your advisers for guidance as to their application. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary.

         Disallowance of Interest Deductions.    The Policy generally will be characterized as a single premium life insurance contract under section 264 of the Code and, as a result, interest paid on any loans under the Policy will not be tax deductible, irrespective of whether the owner is an individual or a nonnatural entity, such as a corporation or a trust. In addition, in the case of Policies issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a Policy even if no loans are taken under the Policy. An exception to the latter rule is provided for certain life insurance contracts which cover the life of an individual who is a 20-percent owner, or an officer, director, or employee, of a trade or business. Entities that are considering purchasing the Policy, or entities that will be beneficiaries under a Policy, should consult a tax advisor.

Federal Income Tax Withholding

        Protective Life will withhold and remit to the federal government a part of the taxable portion of a surrender and withdrawal made under a Policy unless the Owner notifies Protective Life in writing and such notice is received at the Home Office at or before the time of the surrender or withdrawal that he or she elects not to have any amounts withheld. Regardless of whether the Owner requests that no taxes be withheld or whether Protective Life withholds a sufficient amount of taxes, the Owner will be responsible for the payment of any taxes including any penalty tax that may be due on the amounts received. The Owner may also be required to pay penalties under the estimated tax rules if the Owner's withholding and estimated tax payments are insufficient to satisfy the Owner's tax liability.

SUPPLEMENTAL RIDERS AND ENDORSEMENTS

        The following supplemental riders may be available to be added to your Policy subject to state availability. Monthly charges, if applicable, for these riders will be deducted from your Policy Value as part of the monthly deduction. (See "Monthly Deduction".) The supplemental riders available with the Policies provide fixed benefits that do not vary with the investment experience of the Variable Account. Please contact us for further details.

         Lapse Protection Rider.    An optional Lapse Protection Rider may be purchased on the Protective Preserver Policy. As long as the rider remains in effect, Protective guarantees that a Policy that would otherwise lapse at the end of a grace period because the Surrender Value was insufficient to cover the Monthly Deduction will remain in force. The lapse protection provided by this rider will terminate if the Policy is surrendered or if there is a loan or Face Amount increase on the Policy. The rider will also apply to any other rider which is in force on the Policy as of the last day of the grace period, unless otherwise indicated in the rider. Some state variations may apply. This rider is not available on the Protective Single Premium Plus. The monthly charge for this rider is 0.021% of the Policy Value which is equivalent to an annual rate of 0.25% of the Policy Value. In Texas, the monthly charge for this rider is $0.25 per $1,000 of Face Amount, which is equivalent to an annual rate of $3.00 per $1,000 of Face Amount (with a maximum charge not to exceed $75.00 per month). This rider is not available on Policies with carryover loans.

         Comprehensive Long-Term Care Accelerated Death Benefit Rider.    Applicants residing in states that have approved the Comprehensive Long-Term Care Accelerated Death Benefit Rider (the "ADBR") may elect to add it to their Policy at issue, subject to Protective's receiving satisfactory additional evidence of insurability. The ADBR is not available in all states and the terms under which it is available may vary from state-to-state, and by the underlying Policy selected. In some states this benefit may be provided under an endorsement to the Policy and the charge for the benefit will be an additional cost of insurance charge for the Policy. State variations of the rider will affect benefits provided, the rider termination date and the rider charges. Please consult your registered representative for additional information about state variations of the rider. There is no assurance that the ADBR will be approved in all states or that it will be approved under the terms described herein.

        The ADBR permits the Owner to receive, at his or her request and upon approval by Protective in accordance with the terms of the ADBR, an accelerated payment of part of the Policy's Death Benefit (an "Accelerated Death Benefit") when one of the following two events occurs:

  1.
  Confinement to a Nursing Home Facility. The Insured is determined to be chronically ill (as defined below and in the Contact) and has been confined to a qualifying nursing home facility (as defined in the Contract) for 90 consecutive days.

  2.
  Community Care. The Insured is determined to be chronically ill (as defined below) and has been receiving home health care, assisted living care or adult day care (as defined in the rider) for at least 90 days.

        Chronically ill means that the Insured has been certified (within the preceding 12-month period) by a Physician as (i) being unable to perform (without substantial assistance from another individual) at least two activities of daily living or (ii) requiring substantial supervision to protect the Insured from threats to health and safety due to severe cognitive impairment (as such terms are more fully described in the ADBR).

        The monthly charge on the Protective Preserver Policy for this rider is $0.25 per $1,000 of Face Amount, which is equivalent to an annual rate of $3.00 per $1,000 of Face Amount. The charge for this rider is guaranteed not to exceed $75.00 per month. The monthly charge for this rider on the Protective Single Premium Plus Policy is 0.0125% (which is equivalent to an annual rate of 0.15%) multiplied by the Policy Value up to $250,000. There is no additional charge on Policy Value in excess of $250,000.

         Tax Consequences of the ADBR.    Subject to certain limitations, the Accelerated Death Benefit payable under the ADBR will generally be excludible from income for federal income tax purposes (state variations may apply). The charge for the ADBR may be includible as income for federal income tax purposes. (See "Tax Considerations — Tax Treatment of Comprehensive Long-Term Care Accelerated Death Benefit Rider".)

         Amount of the Accelerated Death Benefit.    The ADBR provides for monthly payments subject to an aggregate maximum Accelerated Death Benefit payment equal to the lesser of (i) 90% of the Face Amount less any Policy debt or (ii) $250,000, less any outstanding lien amount under any other accelerated death benefit rider or endorsement attached to the Policy. The monthly Accelerated Death Benefit under the ADBR will be 1.00% or 2.00% of the Initial Face Amount for community care or nursing home care, respectively, subject to a maximum monthly benefit of $5,000.

         Conditions for Receipt of the Accelerated Death Benefit.    In order to receive an Accelerated Death Benefit payment, a Policy must be in force and an Owner must submit a proof of claim and a notice of the claim to Protective at its Home Office. Proof of claim means written proof (described more fully in the ADBR) in a form acceptable to Protective, that the Insured is chronically ill and is receiving community care or nursing home care.

        Protective may request additional medical information from an Insured's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment of the Accelerated Death Benefit. Protective will not approve a claim for an Accelerated Death Benefit payment if the Insured is not living at the time the notice of the claim is received at the Home Office, if the claim is the result of intentionally self-inflicted injury or participation in a felony or if the benefits are payable under Medicare or services are provided outside of the United States. Any additional exclusions may be noted in the ADBR.

        Operation of the ADBR. A lien against the Death Benefit payable under the Policy (the "death benefit lien") will be established in the aggregate amount of any Accelerated Death Benefits paid under the ADBR.

         Effect on Existing Policy.    The Death Benefit Proceeds otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any death benefit lien. If the Owner makes a request for a surrender, or a withdrawal, the Policy's Surrender Value will be reduced by the amount of any outstanding death benefit lien. Therefore, depending upon the size of the death benefit lien, this may result in the Surrender Value being reduced to zero. In addition, once benefits under the ADBR have been requested and all other conditions of eligibility have been satisfied, no new policy loans may be requested.

        The following endorsements may be available to be added to your Policy. Please contact us for further details.

  >
  Waiver of Surrender Charge Endorsement.

  >
  Policy Loan Endorsement

        Additional rules and limits apply to these supplemental riders and endorsements.

EXCHANGE PRIVILEGE

        The Company is offering, where allowed by law, to owners of certain existing life policies (the "Existing Life Policy" and/or "Existing Life Policies") issued by it the opportunity to exchange such a life policy for this Policy. The Company reserves the right to modify, amend, terminate or suspend the Exchange Privilege at any time or from time to time. Owners of Existing Life Policies may, exchange their Existing Life Policies for this Policy. Owners of Existing Life Policies may also make a partial or full surrender from their Existing Life Policies and use the proceeds to purchase this Policy. All charges and deductions described in this prospectus are equally applicable to Policies purchased in an exchange. All charges and deductions may not be assessed under an Existing Life Policy in connection with an exchange, surrender, or partial surrender of an Existing Life Policy.

        The Policy differs from the Existing Life Policies in many significant respects. Most importantly, the Policy Value under this Policy may consist, entirely or in part, of Variable Account Value which fluctuates in response to the net investment return of the Variable Account. In contrast, the policy values under the Existing Life Policies always reflect interest credited by the Company. While a minimum rate of interest (typically 4 or 4.5%) is guaranteed, the Company in the past has credited interest at higher rates. Accordingly, policy values under the Existing Life Policies reflect changing current interest rates and do not vary with the investment performance of a Variable Account.

        Other significant differences between the Policy and the Existing Life Policies include: (1) additional charges applicable under the Policy not found in the Existing Life Policies; (2) different surrender charges; (3) different death benefits; and (4) differences in federal and state laws and regulations applicable to each of the types of policies.

        A table which generally summarizes the different charges under the respective policies is as follows. For more complete details owners of Existing Life Policies should refer to their policy forms for a complete description. For more information on guaranteed charges for the Policy, see "Charges and Deductions."

	Existing Life Policy	Policy
State and Local Premium Tax	None	Deducted as part of Monthly Deductions
Federal Tax Charge	None	Deducted as part of Monthly Deductions
Front End Sales Charges/Premium Expense Charge	Ranges from 0% to 12% of premium payments in all policy years. The premium expense charge can vary by age.	None
Administrative Fees	Ranges from $4 to $5 monthly.	Deducted as part of Monthly Deductions
Withdrawal Charges	$25	None
Monthly Deductions	A monthly deduction consisting of: (1) cost of insurance charges (2) administrative fees (3) any charges for supplemental riders. (applies to Existing Life Policies which are universal life plans)
A monthly deduction consisting of: (1) cost of insurance charge (which is an asset-based charge for the Protective Single Premium Plus), (2) policy expense charges (sales and administrative expenses) equal to 0.058% multiplied by the Policy Value, which is the equivalent of an annual rate of 0.70%, (3) mortality and expense charges equal to 0.075% multiplied by the Variable Account Value, which is equivalent to annual rate of 0.90% of such amount during Policy Years 1-10; in all Policy Years thereafter this charge is currently equal to 0.042% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.50% of such amount and (4) any charges for supplemental riders.
Annual Maintenance Fee	None	$35 deducted from the Policy Value on each Policy Anniversary (currently waived if Policy Value is equal to or greater than $50,000)

Surrender Charges	Surrender charges vary by policy type and are incurred during a surrender charge period which ranges from 0 years up to 19 years.
A declining deferred sales charge of up to 9% and a declining premium tax recovery charge of up to 2.50% of each premium payment is assessed on surrender charges during the first 9 Policy Years following each premium.
Guaranteed Interest Rate	Ranges from 4% to 5%.	Guaranteed account only 4%. (3% for Policies applied for 12/19/2003 in all states except IL, MA and OR and Policies applied for on or after 1/26/04 in IL, MA and OR)

Effects of the Exchange Offer

1.
The Policy will be issued to Existing Life Policy owners. Evidence of insurability may be required.

2.
If an Existing Life Policy owner is within current issue age limits, the Owner may carry over existing riders if available with the Policy. Evidence of insurability may be required. An increase or addition of riders will require full evidence of insurability.

3.
The Contestable and Suicide provisions in the Policy will begin again as of the effective date of the exchange, if evidence of insurability is required. If evidence of insurability is not required on the exchange, the Contestable and Suicide provisions will not begin again.

         Tax Matters.    Owners of Existing Life Policies should carefully consider whether it will be advantageous to replace an Existing Life Policy with a Policy. It may not be advantageous to exchange an Existing Life Policy for a Policy (or to surrender in full or in part an Existing Life Policy and use the surrender or partial surrender proceeds to purchase a Policy.)

        The Company believes that an exchange of an Existing Life Policy for a Policy generally should be treated as a nontaxable exchange within the meaning of Section 1035 of the Internal Revenue Code. A Policy purchased in exchange will generally be treated as a newly issued contract as of the effective date of the Policy. This could have various tax consequences. (See "Tax Considerations".)

        If you surrender your Existing Life Policy in whole or in part and after receipt of the proceeds you use the surrender proceeds or partial surrender proceeds to purchase a Policy it will not be treated as a non-taxable exchange. The surrender proceeds will generally be includible in income.

        Owners of Existing Life Policies should consult their tax advisers before exchanging an Existing Life Policy for this Policy, or before surrendering in whole or in part their Existing Life Policy and using the proceeds to purchase this Policy.

USE OF THE POLICY

        Life insurance, including variable life insurance, can be used to provide for many individual and business needs, in addition to providing a death benefit. Possible applications of a variable life insurance policy, such as this Policy include: (1) serving as vehicle for accumulating funds for a college education, (2) estate planning, (3) serving as an investment vehicle on various types of deferred compensation arrangements, (4) buy-sell arrangements, (5) split dollar arrangements, and (6) a supplement to other retirement plans.

        As with any investment, using this Policy under these or other applications entails certain risks. For example, if investment performance of Sub-Accounts to which Policy Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate Cash Value or Surrender Value sufficient to adequately fund the application for which the Policy was purchased. Similarly, certain transactions under a Policy entail risks in connection with the application for which the Policy is purchased. Withdrawals, Policy loans and interest paid on Policy loans may significantly affect current and future Policy Value, Cash Value, Surrender Value or Death Benefit Proceeds. If, for example, a Policy loan is taken but not repaid prior to the death of the Insured, the Policy Debt is subtracted from the Death Benefit in computing the Death Benefit Proceeds to be paid to a beneficiary.

        Prior to utilizing this Policy for the above applications you should consider whether the anticipated duration of the Policy is appropriate for the application for which you intend to purchase it.

        In addition, you need to consider the tax implications of using the Policy with these applications. The tax implications of using this Policy with these applications can be complex and generally are not addressed in the discussion of "Tax Considerations". Loans and withdrawals will affect the Policy Value and Death Benefit. There may be penalties and taxes if the Policy is surrendered, lapses, matures or if a withdrawal is made. Because of these risks, you need to carefully consider how you use this Policy. This Policy may not be suitable for all persons, under any of these applications.

 STATE VARIATIONS

        Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Your actual policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and riders, if any, contact our Home Office or your sales representative.

SALE OF THE POLICIES

        We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Policies on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Policies. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

        IDI does not sell Policies directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, "Selling Broker-Dealers") for the sale of the Policies. Registered representatives of the Selling Broker-Dealers sell the Policies directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Policies.

        We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Policies. However, we may pay some or all of IDI's operating and other expenses.

        We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable life policies, including the Policies. IDI did not retain any of these amounts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2005	$6,820,941
December 31, 2006	$8,101,216
December 31, 2007	$9,372,357

        We offer the Policy on a continuous basis. While we anticipate continuing to offer the Policies, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

        We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Policies. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Policies, including any profit from the mortality and expense risk charge. Commissions and other incentives or payments described below are not charged directly to Policy owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policies.

         Compensation Paid to All Selling Broker-Dealers.    We pay commissions as a percentage of initial and subsequent premium payments at the time we receive them, as a percentage of Policy Value on an ongoing basis, or a combination of both. Registered representatives may be paid commissions by their selling firms on Policies they sell based on premiums and paid in amounts up to 8% of a first year premium payment and .25% on unloaned Policy Value. In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Policies, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events.

        The registered representative who sells you the Policy typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Policy, please ask your registered representative.

         Additional Compensation Paid to Selected Selling Broker-Dealers.    In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation in the form of marketing allowances and "revenue sharing" to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of premium payments and/or premiums we receive on our variable insurance products (including the Policies), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Policy Values and Variable Account values of the Policies). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new premium payments and/or premiums (including premium payments for the Policies) and/or maintaining a specified amount of contract and policy value (including Policy Values of the Policies) with us.

        The Selling Broker-Dealers to whom we pay additional asset-based compensation provide preferential treatment with respect to our products (including the Policies) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Policies) than for selling non-preferred products.

        In 2007, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones, UBS and Raymond James in connection with the sale of our variable insurance products (including the Policies). Some of these payments were substantial.

        These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Policies) over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Policy, please ask your registered representative.

        We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Policies), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

         Arrangements with Affiliated Selling Broker-Dealer.    In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

LEGAL PROCEEDINGS

        Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on Protective Life's or the Variable Account's financial position.

ARBITRATION

        The Policy provides that any controversy, dispute or claim by any Owner(s), Insured, or beneficiary (a "claimant") arising out of insurance provided under the Policy will be submitted to binding arbitration pursuant to the Federal Arbitration Act. Arbitration is binding upon any claimant as well as on Protective Life and may not be set aside in later litigation except upon the limited circumstances set forth in the Federal Arbitration Act. Arbitration expenses are borne by the losing party or in such proportion as the arbitrator(s) shall decide. Consult the Policy for additional information. This provision does not appear in Policies issued in certain states.

FINANCIAL STATEMENTS

        Our financial statements and the financial statements of the Variable Account are contained in the Statement of Additional Information ("SAI"). Our financial statements only have bearing upon our ability to meet our obligations under the Policies. For a free copy of the SAI, please call or write to us at our Home Office.

 GLOSSARY

"We", "us", "our", "Protective Life", and "Company"
Refer to Protective Life Insurance Company. "You" and "your" refer to the person(s) who have been issued a Policy.

Annual Withdrawal Amount
An annual amount you may withdraw during a Policy Year, and not incur a surrender charge or premium tax recovery charge.

Attained Age
The Insured's age as of the nearest birthday on the Policy Effective Date, plus the number of complete Policy Years since the Policy Effective Date.

Cancellation Period
Period shown in the Policy during which the Owner may exercise the cancellation privilege and return the Policy for a refund.

Cash Value
Policy Value minus any applicable surrender charge and premium tax recovery charge.

DCA Fixed Account
Part of Protective's General Account. Only initial premium payments may be allocated to this account, which is available only in connection with dollar cost averaging. No transfers may be made to the DCA Fixed Account from other allocation options.

Death Benefit
The amount of insurance provided under the Policy used to determine the Death Benefit Proceeds.

Death Benefit Proceeds
The amount payable to the Beneficiary if the Insured dies while the Policy is in force. It is equal to the Death Benefit plus any death benefit under any rider to the Policy less (1) any Policy Debt (2) any liens for payments made under an accelerated death benefit rider and (3) less any unpaid Monthly Deductions if the Insured dies during a grace period.

Face Amount
A dollar amount selected by the Owner and shown in the Policy on the Policy Specifications Page or Supplemental Policy Specifications Page.

Fixed Account
Part of Protective Life's general account to or from which Policy Value may be transferred and into which Net Premiums may be allocated under a Policy.

Fixed Account Value
The Policy Value in the Fixed Account.

Fund
A separate investment portfolio of an open-end management investment company or unit investment trust in which a Sub-Account invests.

Guaranteed Account
The Fixed Account, the DCA Fixed Account and any other account that the Company may offer with interest rate guarantees.

Guaranteed Account Value
The Policy Value in the Fixed Account and the DCA Fixed Account.

Home Office
2801 Highway 280 South, Birmingham, Alabama 35223.

Initial Face Amount
The Face Amount on the Policy Effective Date.

Initial Premium
The initial premium payment made by the Owner equal to 100% of the Internal Revenue Code Section 7702 Guideline Single Premium for the Face Amount given the Insured's age, sex and underwriting class.

Insured
The person whose life is covered by the Policy.

Issue Age
The Insured's age as of the nearest birthday on the Policy Effective Date.

Issue Date
The date the Policy is issued.

Lapse
Termination of the Policy at the expiration of the grace period while the Insured is still living.

Loan Account
An account within Protective Life's general account to which Guaranteed Account Value and/or Variable Account Value is transferred as collateral for Policy loans.

Monthly Anniversary Day
The same day in each month as the Policy Effective Date.

Monthly Deduction
The fees and charges deducted monthly from the Fixed Account Value and/or Variable Account Value as described on the Policy Specifications Page of the Policy.

Policy Anniversary
The same day and month in each Policy Year as the Policy Effective Date.

Policy Debt
The sum of all outstanding policy loans plus accrued interest.

Policy Effective Date
The date shown in the Policy as of which coverage under the Policy begins.

Policy Value
The sum of the Variable Account Value, the Guaranteed Account Value, and the Loan Account Value.

Policy Year
Each period of twelve months commencing with the Policy Effective Date and each Policy Anniversary thereafter.

Preferred Loan
That portion of the Loan Account up to the amount by which Surrender Value exceeds total premium payments made.

Sub-Account
A separate division of the Variable Account established to invest in a particular Fund.

Sub-Account Value
The Policy Value in a Sub-Account.

Surrender Value
The Cash Value minus any outstanding Policy Debt and any liens for payments made under an accelerated death benefit rider or endorsement.

Valuation Day
Each day the New York Stock Exchange and the Home Office are open for business except for a day that a Sub-Account's corresponding Fund does not value its shares.

Valuation Period
The period commencing with the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Day.

Variable Account
Protective Variable Life Separate Account, a separate investment account of Protective Life to and from which Policy Value may be transferred and into which Net Premiums may be allocated.

Variable Account Value
The sum of all Sub-Account Values.

Written Notice
A notice or request submitted in writing in a form satisfactory to Protective Life and received at the Home Office via U.S. postal service or nationally recognized overnight delivery service.

 STATEMENT OF ADDITIONAL INFORMATION

 Appendix A

Example of Death Benefit Computations

        For purposes of this example, assume that the Insured's Attained Age is between 0 and 40 and that there is no outstanding Policy Debt or liens. A Policy with a $50,000 Face Amount will generally pay $50,000 in Death Benefits. However, because the Death Benefit must be equal to or be greater than 250% of the Policy Value, any time that the Policy Value exceeds $20,000, the Death Benefit will exceed the $50,000 Face Amount. Each additional dollar added to Policy Value above $20,000 will increase the Death Benefit by $2.50. A Policy with a $50,000 Face Amount and a Policy Value of $30,000 will provide Death Benefit of $75,000 ($30,000 × 250%); a Policy Value of $40,000 will provide a Death Benefit of $100,000 ($40,000 × 250%); a Policy Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 × 250%).

        Similarly, so long as Policy Value exceeds $20,000, each dollar taken out of Policy Value will reduce the Death Benefit by $2.50. If, for example, the Policy Value is reduced from $25,000 to $20,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $62,500 to $50,000. If at any time, however, the Policy Value multiplied by the Face Amount percentage is less than the Face Amount, the Death Benefit will equal the current Face Amount of the Policy.

        The Face Amount percentage becomes lower as the Insured's Attained Age increases. If the Attained Age of the Insured in the example above were, for example, 50 (rather than between 0 and 40), the specified amount factor would be 185%. The Death Benefit would not exceed the $50,000 Face Amount unless the Policy Value exceeded approximately $27,028 (rather than $20,000), and each dollar then added to or taken from the Policy Value would change the life insurance proceeds by $1.85 (rather than $2.50).

TABLE OF FACE AMOUNT PERCENTAGES

Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage	Attained Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243%	51	178%	61	128%	71	113%
42	236%	52	171%	62	126%	72	111%
43	229%	53	164%	63	124%	73	109%
44	222%	54	157%	64	122%	74	107%
45	215%	55	150%	65	120%	75-90	105%
46	209%	56	146%	66	119%	91	104%
47	203%	57	142%	67	118%	92	103%
48	197%	58	138%	68	117%	93	102%
49	191%	59	134%	69	116%	94	101%
						95+	100%

A-1

 Appendix B

Annual Fund Operating Expenses:

        This table shows the minimum and maximum total operating expenses deducted from the total net assets of the Funds during the fiscal year ended December 31, 2007. This table includes not only the minimum and maximum total operating expenses for the Funds currently available for investment, but also includes the following Funds which currently hold assets relating to the Policies but are no longer available for additional investment (as of the dates provided below):

Calvert Variable Series, Inc.	Social Small Cap Growth Portfolio	January 1, 2001
	Social Balanced Portfolio	May 1, 2002
Van Eck Worldwide Insurance Trust	Worldwide Real Estate Fund	January 1, 2001

        Expenses of the Funds may be higher or lower in the future. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

RANGE OF EXPENSES FOR THE FUNDS
	Minimum		Maximum
Total Annual Fund Operating Expenses	0.20%	-	1.84	%*
(total of all expenses that are deducted from fund assets, including management fees, 12b-1 fees, and other expenses)

* The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

B-1

The Funds

        Sub-Accounts that are no longer available for additional investment under the Policies invest in the following Funds. Each Fund is an investment portfolio of one of the following investment companies: Calvert Variable Series, Inc., managed by Calvert Group, Ltd. and Van Eck Worldwide Insurance Trust, managed by Van Eck Associates Corporation.

Calvert Variable Series, Inc.

Social Small Cap Growth Portfolio.

        This Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations and that meet the Fund's investment and social criteria.

Social Balanced Portfolio.

        This Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments, which offer income and capital growth opportunity and which satisfy the investment and social criteria.

Van Eck Worldwide Insurance Trust

Worldwide Real Estate Fund.

        This Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate or assets that principally are engaged in the real estate industry.

Note: Owners may not allocate additional premium or transfer Policy Value to these Sub-Accounts.

B-2

        To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI contains more detailed information about the Policy than is contained in this Prospectus. The Table of Contents for the SAI appears on the last page of this prospectus. Personalized illustrations of Death Benefits, Cash Value, and Policy Values are available without charge. For a free copy of the SAI, to receive personalized illustrations, and to request other information about the Policy please contact Brokerage Life Services at the toll-free telephone number shown on the cover. To request an SAI by mail, please tear off, complete and return this form to Protective Life's Brokerage Life Services Division customer service at the address shown on the cover.

        The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

  Please send me a free copy of the SAI for the Protective Preserver/Single Premium Plus.

Name:

Address:

City, State, Zip:

Daytime Telephone Number:

Investment Company Act of 1940 Registration File No. 811-7337

 PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

PROTECTIVE LIFE INSURANCE COMPANY
(Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(800) 265-1545

STATEMENT OF ADDITIONAL INFORMATION
Individual Modified Single Premium Variable and Fixed Life Insurance Policy

        This Statement of Additional Information ("SAI") contains additional information regarding the individual modified single premium variable and fixed life insurance policy (the "Policy") offered by Protective Life Insurance Company ("Protective Life"). The Policy is issued to individuals and certain groups. This SAI is not a prospectus, and should be read together with the Prospectus for the Policy dated November 3, 2008 and the prospectuses for the Funds. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the Prospectus for the Policy.

November 3, 2008

 STATEMENT OF ADDITIONAL INFORMATION

 ADDITIONAL POLICY INFORMATION

Limits on Policy Rights

         Incontestability.    Unless fraud is involved, Protective Life will not contest the Policy, or any supplemental rider, after the Policy or rider has been in force during the Insured's lifetime for two years from the Policy Effective Date or the effective date of the rider. Likewise, unless fraud is involved, Protective Life will not contest an increase in the Face Amount with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

         Suicide Exclusion.    If the Insured dies by suicide, while sane or insane, within two years after the Policy Effective Date, the Death Benefit will be limited to the premium payments made before death, less any Policy Debt, liens (including accrued interest) and any withdrawals. If the Insured dies by suicide within two years after an increase in Face Amount, the Death Benefit with respect to the increase will be limited to the sum of the monthly cost of insurance charges made for that increase.

Misstatement of Age or Sex

        If the Insured's age or sex has been misstated in the application for the Policy or in any application for supplemental riders, the Death Benefit under the Policy or such supplemental riders is the amount which would have been provided by the most recent cost of insurance charge, and the cost of such supplemental riders, at the correct age and sex.

Settlement Options

        The following settlement options may be elected.

         Option 1 — Payment for a Fixed Period.    Equal monthly payments will be made for any period of up to 30 years. The amount of each payment depends on the total amount applied, the period selected and the monthly payment rates Protective Life is using when the first payment is due.

         Option 2 — Life Income with Payments for a Guaranteed Period.    Equal monthly payments are based on the life of the named annuitant. Payments will continue for the lifetime of the annuitant with payments guaranteed for 10 or 20 years. Payments stop at the end of the selected guaranteed period or when the named person dies, whichever is later.

         Option 3 — Interest Income.    Protective Life will hold any amount applied under this option. Interest on the unpaid balance will be paid each month at a rate determined by Protective Life. This rate will not be less than the equivalent of 3.00% per year.

         Option 4 — Payments for a Fixed Amount.    Equal monthly payments will be made of an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. Interest will be credited each month on the unpaid balance and added to it. This interest will be at a rate set by us, but not less than an effective rate of 3.00% per year. Payments continue until the amount Protective Life holds runs out. The last payment will be for the balance only.

         Minimum Amounts.    Protective Life reserves the right to pay the total amount of the Policy in one lump sum, if less than $5,000. If monthly payments are less than $50, payments may be made quarterly, semi-annually, or annually at Protective Life's option.

         Other Requirements.    Settlement options must be elected by Written Notice received by Protective Life at the Home Office. The Owner may elect settlement options during the Insured's lifetime; beneficiaries may elect settlement options thereafter if Death Benefit Proceeds are payable in a lump sum. The effective date of an option applied to Death Benefit Proceeds is the date the due proof of

1

death of the Insured is received at the Home Office. The effective date of an option applied to Surrender Value is effective date of the surrender.

        If Protective Life has available, at the time a settlement option is elected, options or rates on a more favorable basis than those guaranteed, the higher benefits will apply.

SUPPLEMENTAL RIDERS AND ENDORSEMENTS

        We offer the following riders and endorsements:

         Comprehensive Long-Term Care Accelerated Death Benefit Rider.    Applicants residing in states that have approved the Comprehensive Long-Term Care Accelerated Death Benefit Rider (the "ADBR") may elect to add it to their Policy at issue, subject to Protective's receiving satisfactory additional evidence of insurability. The ADBR is not available in all states and the terms under which it is available may vary from state-to-state, and by the underlying Policy selected. In some states this benefit may be provided under an endorsement to the Policy and the charge for the benefit will be an additional cost of insurance charge for the Policy. State variations of the rider will affect the benefits provided, the rider termination date and the rider charges. Please consult your registered representative for additional information about state variations of the rider. There is no assurance that the ADBR will be approved in all states or that it will be approved under the terms described herein.

        The ADBR permits the Owner to receive, at his or her request and upon approval by Protective in accordance with the terms of the ADBR, an accelerated payment of part of the Policy's Death Benefit (an "Accelerated Death Benefit") when one of the following two events occurs:

  1.
  Confinement to a Nursing Home Facility.    The Insured is determined to be chronically ill (as defined below and in the Contact) and has been confined to a qualifying nursing home facility (as defined in the Contract) for 90 consecutive days.

  2.
  Community Care.    The Insured is determined to be chronically ill (as defined below) and has been receiving home health care, assisted living care or adult day care (as defined in the rider) for at least 90 days.

        Chronically ill means that the Insured has been certified (within the preceding 12-month period) by a Physician as (i) being unable to perform (without substantial assistance from another individual) at least two activities of daily living or (ii) requiring substantial supervision to protect the Insured from threats to health and safety due to severe cognitive impairment (as such terms are more fully described in the ADBR).

        The monthly charge on the Protective Preserver Policy for this rider is $0.25 per $1,000 of Face Amount, which is equivalent to an annual rate of $3.00 per $1,000 of Face Amount. The charge for this rider is guaranteed not to exceed $75.00 per month. The monthly charge for this rider on the Protective Single Premium Plus Policy is 0.0125% (which is equivalent to an annual rate of 0.15%) multiplied by the Policy Value up to $250,000. There is no additional charge on Policy Value in excess of $250,000.

          Tax Consequences of the ADBR.     Subject to certain limitations, the Accelerated Death Benefit payable under the ADBR will generally be excludible from income for federal income tax purposes (state variations may apply). The charge for the ADBR may be includible as income for federal income tax purposes. (See "Tax Considerations — Tax Treatment of Comprehensive Long-Term Care Accelerated Death Benefit Rider".)

          Amount of the Accelerated Death Benefit.     The ADBR provides for monthly payments subject to an aggregate maximum Accelerated Death Benefit payment equal to the lesser of (i) 90% of the Face Amount less any Policy debt or (ii) $250,000, less any outstanding lien amount under any other accelerated death benefit rider or endorsement attached to the Policy. The monthly

2

  Accelerated Death Benefit under the ADBR will be 1.00% or 2.00% of the Initial Face Amount for community care or nursing home care, respectively, subject to a maximum monthly benefit of $5,000.

          Conditions for Receipt of the Accelerated Death Benefit.     In order to receive an Accelerated Death Benefit payment, a Policy must be in force and an Owner must submit a proof of claim and a notice of the claim to Protective at its Home Office. Proof of claim means written proof (described more fully in the ADBR) in a form acceptable to Protective, that the Insured is chronically ill and is receiving community care or nursing home care.

        Protective may request additional medical information from an Insured's physician and/or may require an independent physical examination (at its expense) before approving the claim for payment of the Accelerated Death Benefit. Protective will not approve a claim for an Accelerated Death Benefit payment if the Insured is not living at the time the notice of the claim is received at the Home Office, if the claim is the result of intentionally self-inflicted injury or participation in a felony or if the benefits are payable under Medicare or services are provided outside of the United States. Any additional exclusions may be noted in the ADBR.

          Operation of the ADBR.     A lien against the Death Benefit payable under the Policy (the "death benefit lien") will be established in the aggregate amount of any Accelerated Death Benefits paid under the ADBR.

          Effect on Existing Policy.    The Death Benefit Proceeds otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of any death benefit lien. If the Owner makes a request for a surrender, or a withdrawal, the Policy's Surrender Value will be reduced by the amount of any outstanding death benefit lien. Therefore, depending upon the size of the death benefit lien, this may result in the Surrender Value being reduced to zero. In addition, once benefits under the ADBR have been requested and all other conditions of eligibility have been satisfied, no new policy loans may be requested.

Lapse Protection Rider.    An optional Lapse Protection Rider may be purchased on the Protective Preserver Policy. As long as the rider remains in effect, Protective guarantees that a Policy that would otherwise lapse at the end of a grace period because the Surrender Value was insufficient to cover the Monthly Deduction will remain in force. The lapse protection provided by this rider will terminate if the Policy is surrendered or if there is a loan or Face Amount increase on the Policy. The rider will also apply to any other rider which is in force on the Policy as of the last day of the grace period, unless otherwise indicated in the rider. Some state variations may apply. This rider is not available on the Protective Single Premium Plus. The monthly charge for this rider is 0.021% of the Policy Value which is equivalent to an annual rate of 0.25% of the Policy Value.

         Endorsements.    The Company may also issue as part of the Policy endorsements for which there are no charges.

         Waiver of Surrender Charge Endorsement.    The Waiver of Surrender Charge Endorsement provides for a waiver of surrender charges after the first Policy Year in the event the Owner enters a nursing home (for a period of ninety days or more) or is first diagnosed as having a terminal illness and has a life expectancy of twelve months or less.

         Policy Loan Endorsement.    Provides for carryover loans on policies transferred to the Company under Section 1035 of the Internal Revenue Code.

        Additional rules and limits apply to these supplemental riders and endorsements. Not all such benefits may be available at any time, and supplemental riders in addition to those listed above may be made available. Please ask your Protective agent for further information, or contact the Home Office.

3

 ILLUSTRATIONS

        We may provide illustrations for Death Benefit, Policy Value, and Surrender Value based on hypothetical rates of return that are not guaranteed. The illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and are not a representation of past or future performance. Your rates of return and insurance charges may be higher or lower than these illustrations. The actual return on your policy account value will depend on factors such as the amounts you allocate to particular Funds, the amounts deducted for the Policy's monthly charges, the Funds' expense ratios, and your policy loan and partial withdrawal history.

        Before you purchase the Policy and upon request thereafter, we will provide illustrations of future benefits under the Policy based upon the proposed insured's age and underwriting class, the death benefit option, face amount, planned premiums, and riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one illustration during a Policy Year.

ADDITIONAL INFORMATION

IMSA

        Protective Life is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in Protective advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Other Investors in the Funds

        Shares of the Van Kampen Funds, Oppenheimer Funds, MFS Funds, Fidelity Funds, Lord Abbett Funds, Calvert Variable Series, Inc., Van Eck Worldwide Insurance Trust, Universal Institutional Funds, Inc., Goldman Sachs Variable Insurance Trust, and Franklin Templeton Variable Insurance Products Trust are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise among and between the interests of Policy Owners and other of the Fund's various investors. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The board of directors (or trustees) of each of the Van Kampen Funds, Universal Institutional Funds, Oppenheimer Funds, MFS Funds, Fidelity Funds, Lord Abbett Funds, Calvert Variable Series, Inc., Van Eck Worldwide Insurance Trust, Goldman Sachs Variable Insurance Trust and Franklin Templeton Variable Insurance Products Trust monitors events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Assignment

        The Policy may be assigned in accordance with its terms. An assignment is binding upon Protective Life only if it is in writing and filed at the Home Office. Once Protective Life has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. Protective Life assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any Policy Debt and any liens (including accrued interest). An assignment may result in certain amounts being subject to income tax and a 10% penalty tax. (See "Tax Considerationss" in the prospectus.)

4

State Regulation

        Protective Life is subject to regulation by the Department of Insurance of the State of Tennessee, which periodically examines the financial condition and operations of Protective Life. Protective Life is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

        Protective Life is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

Reports to Owners

        Each year you will be sent a report at your last known address showing, as of the end of the current report period: the Death Benefit; Policy Value; Guaranteed Account Value; Variable Account Value; Loan Account Value; Sub-Account Values; premiums paid since the last report; withdrawals since the last report; any Policy loans and accrued interest; Surrender Value; current premium allocations; charges deducted since the last report; any liens; and any other information required by law. You will also be sent an annual and a semi-annual report for each Fund underlying a Sub-Account to which you have allocated Policy Value, including a list of the securities held in each Fund, as required by the Investment Company Act of 1940. In addition, when you pay premiums or request any other financial transaction under your Policy you will receive a written confirmation of these transactions.

Legal Matters

        Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

Experts

        The audited statement of assets and liabilities of the Protective Variable Life Separate Account as of December 31, 2007 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period ended December 31, 2007 included in this SAI, have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

        The consolidated balance sheets of Protective Life as of December 31, 2007, and 2006 and the consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007 and the related financial statement schedules included in this SAI, have been so included herein in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Reinsurance

        The Company may reinsure a portion of the risks assumed under the Policies.

Additional Information

        A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI.

5

Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100F Street, N.E., Washington, DC 20540. The instruments may also be accessed using the SEC's website at http/www.sec.gov.

Financial Statements

        Protective Life's financial statements included in this SAI, should be considered only as bearing on Protective Life's ability to meet its obligations under the Policies. They have no bearing on the investment performance of the assets held in the Variable Account.

6

        All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

PricewaterhouseCoopers LLP 1901 6th Ave. North Suite 1600 Birmingham AL 35203 Telephone (205) 252 8400 Facsimile (205) 252 7776

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the Protective Variable Life Separate Account
and the Board of Directors of
Protective Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts, as listed in Note 1 to such financial statements, of the Protective Variable Life Separate Account, at December 31, 2007, and the results of each of their operations and changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Protective Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Birmingham, Alabama
April 24, 2008

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Assets
Investments in sub-accounts at market value	$14,452	$11,412	$11,218	$7,286	$11,219	$2,716
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	14,452	11,412	11,218	7,286	11,219	2,716

Liabilities
Payable to Protective Life Insurance Company	0	4	0	0	0	0

Net Assets	$14,452	$11,408	$11,218	$7,286	$11,219	$2,716

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Assets
Investments in sub-accounts at market value	$0	$122	$5,449	$6,752	$6,835	$14,865
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	0	122	5,449	6,752	6,835	14,865

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$0	$122	$5,449	$6,752	$6,835	$14,865

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA	Oppenheimer Capital Appr/VA
Assets
Investments in sub-accounts at market value	$2,470	$4,501	$2,650	$4,885	$4,452	$11,404
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	2,470	4,501	2,650	4,885	4,452	11,404

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$2,470	$4,501	$2,650	$4,885	$4,452	$11,404

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Van Eck Worldwide Hard Asset Fund	Van Eck Worldwide Real Estate Fund
Assets
Investments in sub-accounts at market value	$9,619	$9,344	$11,172	$1,935	$0	$22
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	9,619	9,344	11,172	1,935	0	22

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$9,619	$9,344	$11,172	$1,935	$0	$22

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II	Van Kampen UIF Equity & Income II
Assets
Investments in sub-accounts at market value	$5,261	$4,546	$26,257	$19,325	$926	$10,552
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	5,261	4,546	26,257	19,325	926	10,552

Liabilities
Payable to Protective Life Insurance Company	0	0	0	6	0	0

Net Assets	$5,261	$4,546	$26,257	$19,319	$926	$10,552

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Van Kampen Government II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value
Assets
Investments in sub-accounts at market value	$2,653	$16,209	$10,718	$13,871	$2,369	$6,907
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	2,653	16,209	10,718	13,871	2,369	6,907

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0

Net Assets	$2,653	$16,209	$10,718	$13,871	$2,369	$6,907

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Fidelity VIP II Index 500 SC	Fidelity VIP Growth Port SC	Fidelity VIP II Contrafund SC	Fidelity Mid-Cap SC	Fidelity Equity Income SC2	Fidelity Investment Grade Bonds SC
Assets
Investments in sub-accounts at market value	$3,878	$1,627	$9,515	$2,038	$1,726	$1,038
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	3,878	1,627	9,515	2,038	1,726	1,038

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	8	8

Net Assets	$3,878	$1,627	$9,515	$2,038	$1,718	$1,030

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small- Mid Cap Growth Securities	Franklin Mutual Share Securities	Franklin US Gov't
Assets
Investments in sub-accounts at market value	$318	$4,358	$1,247	$659	$6,284	$199
Receivable from Protective Life Insurance Company	0	0	0	0	0	0

Total Assets	318	4,358	1,247	659	6,284	199

Liabilities
Payable to Protective Life Insurance Company	0	8	8	0	8	0

Net Assets	$318	$4,350	$1,239	$659	$6,276	$199

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
December 31, 2007
(in thousands)

	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Income Securities	Total
Assets
Investments in sub-accounts at market value	$3,844	$2,182	421	$313,708
Receivable from Protective Life Insurance Company	0	0	0	0

Total Assets	3,844	2,182	421	313,708

Liabilities
Payable to Protective Life Insurance Company	6	4	0	60

Net Assets	$3,838	$2,178	421	$313,648

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2007
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Investment Income
Dividends	$266	$152	$125	$31	$21	$22
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) from redemption of investment shares	(9)	(1)	72	(14)	20	2
Capital gain distribution	1,370	1,197	874	799	0	404

Net realized gain (loss) on investments	1,361	1,196	946	785	20	406
Net unrealized appreciation on investments during the period	(1,445)	(547)	(1,254)	(2,257)	998	(359)

Net realized and unrealized gain (loss) on investments	(84)	649	(308)	(1,472)	1,018	47

Net Increase (Decrease) in Net Assets resulting from Operations	$182	$801	$(183)	$(1,441)	$1,039	$69

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Investment Income
Dividends	$0	$3	$0	$45	$56	$354
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) from redemption of investment shares	12	0	125	82	145	(3)
Capital gain distribution	0	7	0	0	57	339

Net realized gain (loss) on investments	12	7	125	82	202	336
Net unrealized appreciation on investments during the period	(10)	(6)	849	683	411	(133)

Net realized and unrealized gain (loss) on investments	2	1	974	765	613	203

Net Increase (Decrease) in Net Assets resulting from Operations	$2	$4	$974	$810	$669	$557

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA	Oppenheimer Capital Appr/VA
Investment Income
Dividends	$0	$36	$8	$230	$0	$24
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	2	6	7	0	104	66
Capital gain distribution	180	260	0	0	0	0

Net realized gain (loss) on investments	182	266	7	0	104	66
Net unrealized appreciation on investments during the period	(118)	640	257	0	179	1,355

Net realized and unrealized gain (loss) on investments	64	906	264	0	283	1,421

Net Increase (Decrease) in Net Assets resulting from Operations	$64	$942	$272	$230	$283	$1,445

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Van Eck Worldwide Hard Asset Fund	Van Eck Worldwide Real Estate Fund
Investment Income
Dividends	$79	$296	$137	$130	$0	$0
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	31	0	1	0	0	0
Capital gain distribution	0	0	498	0	0	3

Net realized gain (loss) on investments	31	0	499	0	0	3
Net unrealized appreciation on investments during the period	288	493	(4)	(136)	0	(3)

Net realized and unrealized gain (loss) on investments	319	493	495	(136)	0	0

Net Increase (Decrease) in Net Assets resulting from Operations	$398	$789	$632	$(6)	$0	$0

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II	Van Kampen UIF Equity & Income II
Investment Income
Dividends	$2	$18	$453	$303	$0	$177
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) from redemption of investment shares	54	47	(2)	18	1	(1)
Capital gain distribution	0	0	558	707	54	249

Net realized gain (loss) on investments	54	47	556	725	55	248
Net unrealized appreciation on investments during the period	727	463	(1,616)	(505)	79	(159)

Net realized and unrealized gain (loss) on investments	781	510	(1,060)	220	134	89

Net Increase (Decrease) in Net Assets resulting from Operations	$783	$528	$(607)	$523	$134	$266

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Kampen Government II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value
Investment Income
Dividends	$84	$201	$647	$63	$0	$207
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) from redemption of investment shares	0	(6)	1	(2)	5	0
Capital gain distribution	0	1,110	35	1,850	196	219

Net realized gain (loss) on investments	0	1,104	36	1,848	201	219
Net unrealized appreciation on investments during the period	69	(779)	(84)	(1,901)	211	(278)

Net realized and unrealized gain (loss) on investments	69	325	(48)	(53)	412	(59)

Net Increase (Decrease) in Net Assets resulting from Operations	$153	$526	$599	$10	$412	$148

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Fidelity VIP II Index 500 SC	Fidelity VIP Growth Port SC	Fidelity VIP II Contrafund SC	Fidelity Mid-Cap SC	Fidelity Equity Income SC	Fidelity Investment Grade Bonds SC
Investment Income
Dividends	$130	$8	$75	$12	$30	$23
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) from redemption of investment shares	10	2	1	0	0	(1)
Capital gain distribution	0	1	2,231	126	140	0

Net realized gain (loss) on investments	10	3	2,232	126	140	(1)
Net unrealized appreciation on investments during the period	63	330	(1,097)	82	(175)	10

Net realized and unrealized gain (loss) on investments	73	333	1,135	208	(35)	9

Net Increase (Decrease) in Net Assets resulting from Operations	$203	$341	$1,210	$220	$(5)	$32

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Share Securities	Franklin US Gov't
Investment Income
Dividends	$0	$84	$18	$0	$53	$0
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) from redemption of investment shares	0	0	1	(2)	(1)	0
Capital gain distribution	0	16	11	27	131	0

Net realized gain (loss) on investments	0	16	12	25	130	0
Net unrealized appreciation on investments during the period	15	(81)	(80)	(8)	(204)	2

Net realized and unrealized gain (loss) on investments	15	(65)	(68)	17	(74)	2

Net Increase (Decrease) in Net Assets resulting from Operations	$15	$19	$(50)	$17	$(21)	$2

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Templeton Growth Securities	Foreign Securities	Global Income Securities	Total
Investment Income
Dividends	$32	$26	$0	$4,661
Net Realized and Unrealized Gains (Losses) on Investments
Net realized gain (loss) from redemption of investment shares	(1)	0	0	772
Capital gain distribution	102	59	0	13,810

Net realized gain (loss) on investments	101	59	0	14,582
Net unrealized appreciation on investments during the period	(141)	99	11	(5,066)

Net realized and unrealized gain (loss) on investments	(40)	158	11	9,516

Net Increase (Decrease) in Net Assets resulting from Operations	$(8)	$184	$11	$14,177

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2007
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
From Operations
Investment income	$266	$152	$125	$31	$21	$22
Net realized gain (loss) on investments	1,361	1,196	946	785	20	406
Net unrealized appreciation (depreciation) of investments during the period	(1,445)	(547)	(1,254)	(2,257)	998	(359)

Net increase (decrease) in net assets resulting from operations	182	801	(183)	(1,441)	1,039	69

From Variable Life Policy Transactions
Contract owner's net payments	1,243	1,085	1,042	942	1,056	287
Mortality and expense risk charges	(123)	(93)	(105)	(70)	(94)	(24)
Cost of insurance and administrative charges	(710)	(548)	(584)	(421)	(577)	(129)
Surrenders	(509)	(542)	(454)	(537)	(721)	(58)
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(92)	(122)	(72)	(58)	(137)	(10)
Transfer from other portfolios	1,379	898	(228)	156	443	261

Net increase (decrease) in net assets resulting from variable life policy transactions	1,188	678	(401)	12	(30)	327

Total increase (decrease) in net assets	1,370	1,479	(584)	(1,429)	1,009	396
Net Assets
Beginning of Year	13,082	9,929	11,802	8,715	10,210	2,320

End of Year	$14,452	$11,408	$11,218	$7,286	$11,219	$2,716

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Investment income	$0	$3	$0	$45	$56	$354
Net realized gain (loss) on investments	12	7	125	82	202	336
Net unrealized appreciation (depreciation) of investments during the period	(10)	(6)	849	683	411	(133)

Net increase (decrease) in net assets resulting from operations	2	4	974	810	669	557

From Variable Life Policy Transactions
Contract owner's net payments	0	0	523	520	446	1,202
Mortality and expense risk charges	0	(1)	(45)	(59)	(61)	(128)
Cost of insurance and administrative charges	(2)	(6)	(277)	(323)	(316)	(650)
Surrenders	0	(10)	(203)	(154)	(230)	(234)
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	0	0	(78)	(133)	(51)	(28)
Transfer from other portfolios	(31)	(29)	(157)	(200)	(238)	831

Net increase (decrease) in net assets resulting from variable life policy transactions	(33)	(46)	(237)	(349)	(450)	993

Total increase (decrease) in net assets	(31)	(42)	737	461	219	1,550
Net Assets
Beginning of Year	31	164	4,712	6,291	6,616	13,315

End of Year	$0	$122	$5,449	$6,752	$6,835	$14,865

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA	Oppenheimer Capital Appr/VA
From Operations
Investment income	$0	$36	$8	$230	$0	$24
Net realized gain (loss) on investments	182	266	7	0	104	66
Net unrealized appreciation (depreciation) of investments during the period	(118)	640	257	0	179	1,355

Net increase (decrease) in net assets resulting from operations	64	942	272	230	283	1,445

From Variable Life Policy Transactions
Contract owner's net payments	295	324	280	576	493	1,084
Mortality and expense risk charges	(23)	(35)	(23)	(42)	(40)	(99)
Cost of insurance and administrative charges	(149)	(182)	(151)	(360)	(279)	(567)
Surrenders	(113)	(138)	(89)	(510)	(314)	(405)
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(15)	(61)	(5)	55	(55)	(137)
Transfer from other portfolios	(56)	417	(37)	550	(155)	(130)

Net increase (decrease) in net assets resulting from variable life policy transactions	(61)	325	(25)	269	(350)	(254)

Total increase (decrease) in net assets	3	1,267	247	499	(67)	1,191
Net Assets
Beginning of Year	2,467	3,234	2,403	4,386	4,519	10,213

End of Year	$2,470	$4,501	$2,650	$4,885	$4,452	$11,404

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Van Eck Worldwide Hard Asset Fund	Van Eck Worldwide Real Estate Fund
From Operations
Investment income	$79	$296	$137	$130	$0	$0
Net realized gain (loss) on investments	31	0	499	0	0	3
Net unrealized appreciation (depreciation) of investments during the period	288	493	(4)	(136)	0	(3)

Net increase (decrease) in net assets resulting from operations	398	789	632	(6)	0	0

From Variable Life Policy Transactions
Contract owner's net payments	764	752	1,161	231	0	0
Mortality and expense risk charges	(87)	(76)	(96)	(17)	0	0
Cost of insurance and administrative charges	(457)	(433)	(574)	(101)	0	(2)
Surrenders	(290)	(232)	(267)	(67)	0	0
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(76)	(44)	(108)	(31)	0	0
Transfer from other portfolios	(72)	716	518	125	0	0

Net increase (decrease) in net assets resulting from variable life policy transactions	(218)	683	634	140	0	(2)

Total increase (decrease) in net assets	180	1,472	1,266	134	0	(2)
Net Assets
Beginning of Year	9,439	7,872	9,906	1,801	0	24

End of Year	$9,619	$9,344	$11,172	$1,935	$0	$22

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II	Van Kampen UIF Equity & Income II
From Operations
Investment income	$2	$18	$453	$303	$0	$177
Net realized gain (loss) on investments	54	47	556	725	55	248
Net unrealized appreciation (depreciation) of investments during the period	727	463	(1,616)	(505)	79	(159)

Net increase (decrease) in net assets resulting from operations	783	528	(607)	523	134	266

From Variable Life Policy Transactions
Contract owner's net payments	589	424	2,602	1,455	123	993
Mortality and expense risk charges	(44)	(40)	(239)	(174)	(8)	(87)
Cost of insurance and administrative charges	(275)	(232)	(1,262)	(782)	(58)	(468)
Surrenders	(333)	(108)	(597)	(504)	(72)	(95)
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(33)	(17)	(130)	(94)	(2)	(15)
Transfer from other portfolios	(252)	(266)	1,713	151	82	1,734

Net increase (decrease) in net assets resulting from variable life policy transactions	(348)	(239)	2,087	52	65	2,062

Total increase (decrease) in net assets	435	289	1,480	575	199	2,328
Net Assets
Beginning of Year	4,826	4,257	24,777	18,744	727	8,224

End of Year	$5,261	$4,546	$26,257	$19,319	$926	$10,552

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Van Kampen Government II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value
From Operations
Investment income	$84	$201	$647	$63	$0	$207
Net realized gain (loss) on investments	0	1,104	36	1,848	201	219
Net unrealized appreciation (depreciation) of investments during the period	69	(779)	(84)	(1,901)	211	(278)

Net increase (decrease) in net assets resulting from operations	153	526	599	10	412	148

From Variable Life Policy Transactions
Contract owner's net payments	171	1,193	815	1,608	262	771
Mortality and expense risk charges	(19)	(143)	(91)	(125)	(20)	(58)
Cost of insurance and administrative charges	(116)	(651)	(452)	(718)	(116)	(318)
Surrenders	(44)	(437)	(203)	(385)	(77)	(87)
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	0	(49)	(27)	(40)	(18)	(2)
Transfer from other portfolios	820	491	699	922	193	1,077

Net increase (decrease) in net assets resulting from variable life policy transactions	812	404	741	1,262	224	1,383

Total increase (decrease) in net assets	965	930	1,340	1,272	636	1,531
Net Assets
Beginning of Year	1,688	15,279	9,378	12,599	1,733	5,376

End of Year	$2,653	$16,209	$10,718	$13,871	$2,369	$6,907

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Fidelity VIP II Index 500 SC	Fidelity VIP Growth Port SC	Fidelity VIP II Contrafund SC	Fidelity Mid-Cap SC	Fidelity Equity Income SC	Fidelity Investment Grade Bonds SC
From Operations
Investment income	$130	$8	$75	$12	$30	$23
Net realized gain (loss) on investments	10	3	2,232	126	140	(1)
Net unrealized appreciation (depreciation) of investments during the period	63	330	(1,097)	82	(175)	10

Net increase (decrease) in net assets resulting from operations	203	341	1,210	220	(5)	32

From Variable Life Policy Transactions
Contract owner's net payments	636	201	1,015	277	177	85
Mortality and expense risk charges	(34)	(13)	(68)	(15)	(13)	(7)
Cost of insurance and administrative charges	(282)	(103)	(440)	(113)	(89)	(53)
Surrenders	(308)	(13)	(163)	(25)	(5)	(11)
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(159)	(5)	(88)	(50)	(35)	(10)
Transfer from other portfolios	271	48	2,123	457	664	450

Net increase (decrease) in net assets resulting from variable life policy transactions	124	115	2,379	531	699	454

Total increase (decrease) in net assets	327	456	3,589	751	694	486
Net Assets
Beginning of Year	3,551	1,171	5,926	1,287	1,024	544

End of Year	$3,878	$1,627	$9,515	$2,038	$1,718	$1,030

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Share Securities	Franklin US Gov't
From Operations
Investment income	$0	$84	$18	$0	$53	$0
Net realized gain (loss) on investments	0	16	12	25	130	0
Net unrealized appreciation (depreciation) of investments during the period	15	(81)	(80)	(8)	(204)	2

Net increase (decrease) in net assets resulting from operations	15	19	(50)	17	(21)	2

From Variable Life Policy Transactions
Contract owner's net payments	8	252	89	52	540	2
Mortality and expense risk charges	(1)	(23)	(7)	(4)	(35)	0
Cost of insurance and administrative charges	(9)	(153)	(50)	(27)	(278)	(1)
Surrenders	0	(6)	0	(1)	(10)	0
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	0	(2)	0	0	(5)	0
Transfer from other portfolios	255	3,380	843	475	4,625	196

Net increase (decrease) in net assets resulting from variable life policy transactions	253	3,448	875	495	4,837	197

Total increase (decrease) in net assets	268	3,467	825	512	4,816	199
Net Assets
Beginning of Year	50	883	414	147	1,460	0

End of Year	$318	$4,350	$1,239	$659	$6,276	$199

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2007
(in thousands)

	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Income Securities	Total
From Operations
Investment income	$32	$26	$0	$4,661
Net realized gain (loss) on investments	101	59	0	14,582
Net unrealized appreciation (depreciation) of investments during the period	(141)	99	11	(5,066)

Net increase (decrease) in net assets resulting from operations	(8)	184	11	14,177

From Variable Life Policy Transactions
Contract owner's net payments	361	156	8	29,171
Mortality and expense risk charges	(23)	(12)	(1)	(2,645)
Cost of insurance and administrative charges	(173)	(80)	(6)	(15,103)
Surrenders	(6)	(7)	0	(9,574)
Death benefits	0	0	0	0
Net policy loan repayments (withdrawals)	(9)	(18)	(2)	(2,068)
Transfer from other portfolios	2,678	1,371	411	30,572

Net increase (decrease) in net assets resulting from variable life policy transactions	2,828	1,410	410	30,353

Total increase (decrease) in net assets	2,820	1,594	421	44,530
Net Assets
Beginning of Year	1,018	584	0	269,118

End of Year	$3,838	$2,178	$421	$313,648

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
From Operations
Investment income	$202	$150	$122	$56	$13	$21
Net realized gain (loss) on investments	496	10	60	620	33	233
Net unrealized appreciation (depreciation) of investments during the period	1,657	1,576	1,196	263	767	37

Net increase (decrease) in net assets resulting from operations	2,355	1,736	1,378	939	813	291

From Variable Life Policy Transactions
Contract owner's net payments	1,146	894	1,031	920	1,070	261
Mortality and expense risk charges	(102)	(77)	(101)	(73)	(88)	(17)
Cost of insurance and administrative charges	(611)	(497)	(617)	(461)	(567)	(118)
Surrenders	(286)	(322)	(362)	(386)	(352)	(48)
Death benefits	0	0	0	0	(4)	0
Net policy loan repayments (withdrawals)	(97)	(111)	(79)	(119)	(98)	1
Transfer from other portfolios	724	997	(302)	323	(161)	741

Net increase (decrease) in net assets resulting from variable life policy transactions	774	884	(430)	204	(200)	820

Total increase (decrease) in net assets	3,129	2,620	948	1,143	613	1,111
Net Assets
Beginning of Year	9,953	7,309	10,854	7,572	9,597	1,209

End of Year	$13,082	$9,929	$11,802	$8,715	$10,210	$2,320

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
From Operations
Investment income	$0	$4	$0	$30	$30	$265
Net realized gain (loss) on investments	10	(1)	40	44	49	356
Net unrealized appreciation (depreciation) of investments during the period	(6)	11	312	534	692	744

Net increase (decrease) in net assets resulting from operations	4	14	352	608	771	1,365

From Variable Life Policy Transactions
Contract owner's net payments	0	0	575	581	506	1,223
Mortality and expense risk charges	(1)	(1)	(41)	(54)	(56)	(105)
Cost of insurance and administrative charges	(3)	(6)	(289)	(340)	(321)	(597)
Surrenders	(36)	(67)	(208)	(229)	(156)	(266)
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(2)	0	(39)	(37)	(22)	(28)
Transfer from other portfolios	(16)	(8)	(228)	(142)	(172)	1,365

Net increase (decrease) in net assets resulting from variable life policy transactions	(58)	(82)	(230)	(221)	(221)	1,592

Total increase (decrease) in net assets	(54)	(68)	122	387	550	2,957
Net Assets
Beginning of Year	85	232	4,590	5,904	6,066	10,358

End of Year	$31	$164	$4,712	$6,291	$6,616	$13,315

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA	Oppenheimer Capital Appr/VA
From Operations
Investment income	$0	$49	$0	$197	$0	$36
Net realized gain (loss) on investments	70	95	24	0	4	31
Net unrealized appreciation (depreciation) of investments during the period	232	577	155	1	130	697

Net increase (decrease) in net assets resulting from operations	302	721	179	198	134	764

From Variable Life Policy Transactions
Contract owner's net payments	317	260	330	586	577	1,153
Mortality and expense risk charges	(21)	(23)	(22)	(38)	(40)	(89)
Cost of insurance and administrative charges	(158)	(145)	(166)	(373)	(312)	(599)
Surrenders	(86)	(74)	(170)	(239)	(211)	(405)
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(29)	(23)	(29)	38	(49)	(76)
Transfer from other portfolios	(179)	430	(79)	(451)	62	(252)

Net increase (decrease) in net assets resulting from variable life policy transactions	(156)	425	(136)	(477)	27	(268)

Total increase (decrease) in net assets	146	1,146	43	(279)	161	496
Net Assets
Beginning of Year	2,321	2,088	2,360	4,665	4,358	9,717

End of Year	$2,467	$3,234	$2,403	$4,386	$4,519	$10,213

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Van Eck Worldwide Hard Asset Fund	Van Eck Worldwide Real Estate Fund
From Operations
Investment income	$98	$292	$79	$112	$0	$0
Net realized gain (loss) on investments	19	17	416	0	0	6
Net unrealized appreciation (depreciation) of investments during the period	1,135	232	919	34	0	0

Net increase (decrease) in net assets resulting from operations	1,252	541	1,414	146	0	6

From Variable Life Policy Transactions
Contract owner's net payments	783	714	1,035	227	0	0
Mortality and expense risk charges	(79)	(65)	(77)	(14)	0	0
Cost of insurance and administrative charges	(462)	(398)	(518)	(98)	0	(2)
Surrenders	(269)	(217)	(314)	(59)	0	0
Death benefits	(6)	(4)	0	0	0	0
Net policy loan repayments (withdrawals)	(25)	(8)	(47)	(29)	0	0
Transfer from other portfolios	(20)	74	1,403	192	0	0

Net increase (decrease) in net assets resulting from variable life policy transactions	(78)	96	1,482	219	0	(2)

Total increase (decrease) in net assets	1,174	637	2,896	365	0	4
Net Assets
Beginning of Year	8,265	7,235	7,010	1,436	0	20

End of Year	$9,439	$7,872	$9,906	$1,801	$0	$24

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II	Van Kampen UIF Equity & Income II
From Operations
Investment income	$0	$18	$281	$182	$0	$74
Net realized gain (loss) on investments	(1)	18	1,149	1,009	48	141
Net unrealized appreciation (depreciation) of investments during the period	132	252	1,865	1,350	(19)	605

Net increase (decrease) in net assets resulting from operations	131	288	3,295	2,541	29	820

From Variable Life Policy Transactions
Contract owner's net payments	674	499	2,234	1,399	107	840
Mortality and expense risk charges	(42)	(38)	(189)	(147)	(6)	(59)
Cost of insurance and administrative charges	(298)	(249)	(1,094)	(748)	(44)	(335)
Surrenders	(146)	(289)	(329)	(424)	(38)	(45)
Death benefits	0	0	(10)	(7)	0	0
Net policy loan repayments (withdrawals)	(36)	(64)	(113)	(113)	2	(20)
Transfer from other portfolios	4	(78)	3,091	1,599	141	1,788

Net increase (decrease) in net assets resulting from variable life policy transactions	156	(219)	3,590	1,559	162	2,169

Total increase (decrease) in net assets	287	69	6,885	4,100	191	2,989
Net Assets
Beginning of Year	4,539	4,188	17,892	14,644	536	5,235

End of Year	$4,826	$4,257	$24,777	$18,744	$727	$8,224

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Van Kampen Government II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value
From Operations
Investment income	$61	$181	$536	$60	$0	$123
Net realized gain (loss) on investments	0	489	1	945	17	103
Net unrealized appreciation (depreciation) of investments during the period	(11)	1,515	210	317	91	405

Net increase (decrease) in net assets resulting from operations	50	2,185	747	1,322	108	631

From Variable Life Policy Transactions
Contract owner's net payments	100	1,135	760	1,401	221	524
Mortality and expense risk charges	(14)	(122)	(74)	(97)	(12)	(38)
Cost of insurance and administrative charges	(68)	(605)	(403)	(611)	(80)	(230)
Surrenders	(2)	(240)	(193)	(226)	(17)	(55)
Death benefits	0	(7)	(5)	0	0	0
Net policy loan repayments (withdrawals)	0	(48)	(42)	(93)	4	(5)
Transfer from other portfolios	228	1,009	1,275	1,537	425	1,240

Net increase (decrease) in net assets resulting from variable life policy transactions	244	1,122	1,318	1,911	541	1,436

Total increase (decrease) in net assets	294	3,307	2,065	3,233	649	2,067
Net Assets
Beginning of Year	1,394	11,972	7,313	9,366	1,084	3,309

End of Year	$1,688	$15,279	$9,378	$12,599	$1,733	$5,376

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year ended December 31, 2006
(in thousands)

	Fidelity VIP II Index 500 SC	Fidelity VIP Growth Port SC	Fidelity VIP II Contrafund SC	Fidelity Mid-Cap SC	Fidelity Equity Income SC	Fidelity Investment Grade Bonds SC
From Operations
Investment income	$46	$3	$56	$2	$24	$11
Net realized gain (loss) on investments	6	9	454	77	99	1
Net unrealized appreciation (depreciation) of investments during the period	419	62	23	20	27	10

Net increase (decrease) in net assets resulting from operations	471	74	533	99	150	22

From Variable Life Policy Transactions
Contract owner's net payments	413	155	762	150	140	53
Mortality and expense risk charges	(28)	(9)	(42)	(8)	(7)	(4)
Cost of insurance and administrative charges	(265)	(92)	(305)	(68)	(54)	(37)
Surrenders	(200)	(110)	(100)	(2)	(17)	(10)
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	(1)	(6)	(19)	(8)	(10)	(2)
Transfer from other portfolios	343	170	1,791	653	334	261

Net increase (decrease) in net assets resulting from variable life policy transactions	262	108	2,087	717	386	261

Total increase (decrease) in net assets	733	182	2,620	816	536	283
Net Assets
Beginning of Year	2,818	989	3,306	471	488	261

End of Year	$3,551	$1,171	$5,926	$1,287	$1,024	$544

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year ended December 31, 2006
(in thousands)

	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Share Securities	Templeton Growth Securities
From Operations
Investment income	$0	$1	$0	$0	$1	$1
Net realized gain (loss) on investments	0	0	0	0	1	1
Net unrealized appreciation (depreciation) of investments during the period	2	37	18	5	79	66

Net increase (decrease) in net assets resulting from operations	2	38	18	5	81	68

From Variable Life Policy Transactions
Contract owner's net payments	0	25	23	9	53	47
Mortality and expense risk charges	0	(2)	(1)	0	(3)	(2)
Cost of insurance and administrative charges	(1)	(12)	(6)	(3)	(24)	(18)
Surrenders	0	0	(3)	0	(3)	(2)
Death benefits	0	0	0	0	0	0
Net policy loan repayments (withdrawals)	0	(7)	(5)	0	(8)	(3)
Transfer from other portfolios	49	841	388	136	1,364	928

Net increase (decrease) in net assets resulting from variable life policy transactions	48	845	396	142	1,379	950

Total increase (decrease) in net assets	50	883	414	147	1,460	1,018
Net Assets
Beginning of Year	0	0	0	0	0	0

End of Year	$50	$883	$414	$147	$1,460	$1,018

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2006
(in thousands)

	Templeton Foreign Securities	Total
From Operations
Investment income	$0	$3,417
Net realized gain (loss) on investments	(1)	7,198
Net unrealized appreciation (depreciation) of investments during the period	49	19,424

Net increase (decrease) in net assets resulting from operations	48	30,039

From Variable Life Policy Transactions
Contract owner's net payments	19	25,932
Mortality and expense risk charges	(1)	(2,129)
Cost of insurance and administrative charges	(10)	(13,318)
Surrenders	0	(7,213)
Death benefits	0	(43)
Net policy loan repayments (withdrawals)	(10)	(1,515)
Transfer from other portfolios	538	24,356

Net increase (decrease) in net assets resulting from variable life policy transactions	536	26,070

Total increase (decrease) in net assets	584	56,109
Net Assets
Beginning of Year	0	213,009

End of Year	$584	$269,118

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

1.    ORGANIZATION

        The Protective Variable Life Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on June 19, 1996. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under flexible premium variable life insurance policies (Contracts).

        Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

        At December 31, 2007, the Separate Account was comprised of fifty-one subaccounts:

Goldman Sachs Growth & Income	Van Kampen Comstock
Goldman Sachs Strategic International Equity	Van Kampen Growth & Income
Goldman Sachs Structured US Equity	Van Kampen Aggressive Growth II
Goldman Sachs Structured Small Cap Equity	Van Kampen UIF Equity & Income II
Goldman Sachs Capital Growth	Van Kampen Government II
Goldman Sachs Mid Cap Value Fund	Lord Abbett Growth & Income
Calvert Social Small Cap Growth	Lord Abbett Bond Debenture
Calvert Social Balanced	Lord Abbett Mid-Cap Value
MFS Emerging Growth IC	Lord Abbett Growth Opportunities
MFS Research IC	Lord Abbett America's Value
MFS Investors Trust IC	Fidelity VIP II Index 500 SC
MFS Total Return IC	Fidelity VIP Growth Port SC
MFS New Discovery IC	Fidelity VIP II Contrafund SC
MFS Utility IC	Fidelity Mid Cap SC
MFS Investors Growth Stock IC	Fidelity Equity Income SC
Oppenheimer Money Fund/VA	Fidelity Investment Grade Bonds SC
Oppenheimer Mid Cap/VA	Franklin Flex Cap Growth Securities
Oppenheimer Capital Appr/VA	Franklin Income Securities
Oppenheimer Main Street/VA	Franklin Rising Dividend Securities
Oppenheimer Strategic Bond/VA	Franklin Small-Mid Cap Growth Securities
Oppenheimer Global Securities/VA	Mutual Shares Securities
Oppenheimer High Income/VA	Franklin US Gov't
Van Eck Worldwide Hard Assets Fund	Templeton Growth Securities
Van Eck Worldwide Real Estate Fund	Templeton Foreign Securities
Van Kampen Strategic Growth	Templeton Global Income Securities
Van Kampen Enterprise

        Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable life policy contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 5). The Separate Account's assets are the property of Protective Life.

        Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

1.    ORGANIZATION -- (Continued)

Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account's value as of December 31, 2007 was approximately $15.5 million.

        Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and the Guaranteed Account.

2.    SIGNIFICANT ACCOUNTING POLICIES

  Investment Valuation

        Investments are made in shares and are valued at the net asset values of the respective portfolios. The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date. Dividend income is recorded on the ex-dividend date

  Fair Value Measurements

        In September 2006, the FASB issued SFAS No. 157, "Fair Value measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Account expects to adopt this guidance effective January 1, 2008. The Account's adoption of this guidance is not expected to have a material effect on the Account's financial position and results of operations.

  Realized Gains and Losses

        Realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Fund.

  Dividend Income and Capital Gain Distributions

        Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the underlying investment company's financials.

  Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities, at the date of the financial statements, as well as the reported amounts of income and expenses, during the reporting period. Actual results could differ from those estimates.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

2.    SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

  Federal Income Taxes

        The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (parent of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax.

3.    CHANGES IN UNITS OUTSTANDING

        The change in units outstanding for the year ended December 31, 2007 and 2006 were as follows (in thousands):

	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Growth & Income
2007	86	(34)	52
2006	83	(44)	39
Goldman Sachs International Equity
2007	65	(33)	32
2006	86	(37)	49
Goldman Sachs Structured US Equity
2007	20	(37)	(17)
2006	45	(63)	(18)
Goldman Sachs Structured Small Cap Equity
2007	27	(27)	0
2006	37	(30)	7
Goldman Sachs Capital Growth
2007	36	(37)	(1)
2006	43	(53)	(10)
Goldman Sachs Mid Cap Value Fund
2007	35	(15)	20
2006	71	(13)	58
Calvert Social Small Cap Growth
2007	0	(2)	(2)
2006	0	(3)	(3)
Calvert Social Balanced
2007	0	(2)	(2)
2006	0	(6)	(6)
MFS Emerging Growth IC
2007	19	(32)	(13)
2006	18	(32)	(14)
MFS Research IC
2007	12	(32)	(20)
2006	20	(34)	(14)

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

MFS Investors Trust IC
2007	12	(38)	(26)
2006	21	(35)	(14)
MFS Total Return IC
2007	66	(21)	45
2006	112	(32)	80
MFS New Discovery IC
2007	10	(13)	(3)
2006	16	(25)	(9)
MFS Utility IC
2007	31	(18)	13
2006	45	(23)	22
MFS Investors Growth Stock IC
2007	26	(29)	(3)
2006	39	(58)	(19)
Oppenheimer Money Fund/VA
2007	2,910	(2,726)	184
2006	1,883	(2,298)	(415)
Oppenheimer Mid Cap/VA
2007	13	(32)	(19)
2006	26	(25)	1
Oppenheimer Capital Appr/VA
2007	27	(38)	(11)
2006	34	(48)	(14)
Oppenheimer Main Street/VA
2007	25	(38)	(13)
2006	52	(56)	(4)
Oppenheimer Strategic Bond/VA
2007	61	(25)	36
2006	91	(86)	5
Oppenheimer Global Securities/VA
2007	44	(20)	24
2006	93	(28)	65
Oppenheimer High Income/VA
2007	23	(13)	10
2006	26	(11)	15
Van Eck Worldwide Hard Assets Fund
2007	0	0	0
2006	0	0	0
Van Eck Worldwide Real Estate Fund
2007	0	0	0
2006	0	0	0

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

Van Kampen Strategic Growth
2007	62	(126)	(64)
2006	116	(85)	31
Van Kampen Enterprise
2007	29	(63)	(34)
2006	63	(97)	(34)
Van Kampen Comstock
2007	151	(46)	105
2006	243	(39)	204
Van Kampen Growth & Income
2007	59	(56)	3
2006	149	(48)	101
Van Kampen Aggressive Growth II
2007	28	(17)	11
2006	38	(10)	28
Van Kampen UIF Equity & Income II
2007	140	(14)	126
2006	168	(22)	146
Van Kampen Government II
2007	81	(10)	71
2006	39	(17)	22
Lord Abbett Growth & Income
2007	87	(60)	27
2006	142	(59)	83
Lord Abbett Bond Debenture
2007	84	(35)	49
2006	118	(24)	94
Lord Abbett Mid-Cap Value
2007	118	(43)	75
2006	163	(32)	131
Lord Abbett Growth Opportunities
2007	31	(16)	15
2006	41	(4)	37
Lord Abbett America's Value
2007	86	(9)	77
2006	103	(11)	92
Fidelity VIP II Index 500 SC
2007	56	(45)	11
2006	73	(48)	25
Fidelity VIP Growth Port SC
2007	31	(19)	12
2006	44	(31)	13

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

3.    CHANGES IN UNITS OUTSTANDING -- (Continued)

Fidelity VIP II Contrafund SC
2007	156	(16)	140
2006	164	(21)	143
Fidelity Mid Cap SC
2007	38	(9)	29
2006	58	(12)	46
Fidelity Equity Income SC
2007	58	(10)	48
2006	39	(9)	30
Fidelity Investment Grade Bonds SC
2007	53	(12)	41
2006	27	(3)	24
Franklin Flex Cap Growth Securities
2007	23	0	23
2006	5	0	5
Franklin Income Securities
2007	294	(3)	291
2006	79	(1)	78
Franklin Rising Dividend Securities
2007	88	(9)	79
2006	41	(4)	37
Franklin Small-Mid Cap Growth Securities
2007	51	(7)	44
2006	16	(1)	15
Franklin Mutual Shares Securities
2007	417	(5)	412
2006	131	0	131
Franklin U.S. Government
2007	19	0	19
2006	0	0	0
Templeton Growth Securities
2007	247	(10)	237
2006	90	(2)	88
Templeton Foreign Securities
2007	125	(10)	115
2006	57	(6)	51
Templeton Global Income Securities
2007	39	0	39
2006	0	0	0

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS

        At December 31, 2007, the investments by the respective subaccounts were as follows (in thousands, except share data):

	2007
	Shares	Cost (000's)	Mkt Value (000's)
Goldman Sachs Growth & Income	1,153,407	$13,081	$14,452
Goldman Sachs International Equity	829,328	10,879	11,412
Goldman Sachs Structured US Equity	852,402	11,456	11,218
Goldman Sachs Structured Small Cap Equity	680,267	9,176	7,286
Goldman Sachs Capital Growth	881,293	10,747	11,219
Goldman Sachs Mid Cap Value Fund	193,690	3,056	2,716
Calvert Social Small Cap Growth	0	0	0
Calvert Social Balanced	63,741	139	122
MFS Emerging Growth IC	217,892	5,959	5,449
MFS Research IC	332,955	6,458	6,752
MFS Investors Trust IC	290,589	5,278	6,835
MFS Total Return IC	685,635	13,295	14,865
MFS New Discovery IC	148,533	2,324	2,470
MFS Utility IC	130,528	2,927	4,501
MFS Investors Growth Stock IC	224,194	2,267	2,650
Oppenheimer Money Fund/VA	4,884,938	4,885	4,885
Oppenheimer Mid Cap/VA	82,331	5,253	4,452
Oppenheimer Capital Appr/VA	241,709	9,508	11,404
Oppenheimer Main Street/VA	375,595	7,393	9,619
Oppenheimer Strategic Bond/VA	1,680,661	8,179	9,344
Oppenheimer Global Securities/VA	305,245	8,865	11,172
Oppenheimer High Income/VA	243,450	2,022	1,935
Van Eck Worldwide Hard Assets Fund	6	0	0
Van Eck Worldwide Real Estate Fund	1,325	15	22
Van Kampen Strategic Growth	156,219	4,912	5,261
Van Kampen Enterprise	260,239	3,710	4,546
Van Kampen Comstock	1,894,427	23,266	26,257
Van Kampen Growth & Income	904,751	15,375	19,325
Van Kampen Aggressive Growth II	161,952	730	926
Van Kampen UIF Equity & Income II	715,903	9,502	10,552
Van Kampen Government II	279,006	2,594	2,653
Lord Abbett Growth & Income	580,762	14,098	16,209
Lord Abbett Bond Debenture	910,622	10,704	10,718
Lord Abbett Mid-Cap Value	733,929	13,948	13,871
Lord Abbett Growth Opportunities	144,979	1,969	2,369
Lord Abbett America's Value	467,026	6,574	6,907
Fidelity VIP II Index 500 SC	23,694	3,083	3,878
Fidelity VIP Growth Port SC	36,159	1,161	1,627
Fidelity VIP II Contrafund SC	342,275	9,823	9,515

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

Fidelity Mid Cap SC	56,633	$1,885	$2,038
Fidelity Equity Income SC	72,441	1,856	1,726
Fidelity Investment Grade Bonds SC	81,956	1,019	1,038
Franklin Flex Cap Growth Securities	24,970	301	318
Franklin Income Securities	251,788	4,401	4,358
Franklin Rising Dividend Securities	64,709	1,309	1,247
Franklin Small-Mid Cap Growth Securities	28,751	663	659
Franklin Mutual Shares Securities	311,260	6,410	6,284
Franklin US Gov't	15,661	196	199
Templeton Growth Securities	248,966	3,921	3,844
Templeton Foreign Securities	107,759	2,035	2,182
Templeton Global Income Securities	25,207	411	421

	23,401,758	$289,018	$313,708

        During the year ended December 31, 2007, transactions in shares were as follows (in thousands, except share data):

	Goldman Sachs Growth & Income	Goldman Sachs International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value Fund
Shares Purchased	140,046	93,906	33,427	60,924	72,987	34,840
Shares received from reinvestment of dividends	129,195	99,042	74,962	75,692	1,604	30,133

Total shares acquired	269,241	192,948	108,389	136,616	74,591	64,973
Shares redeemed	(56,286)	(48,833)	(60,500)	(59,905)	(74,959)	(15,473)

Net Increase (decrease) in shares owned	212,955	144,115	47,889	76,711	(368)	49,500
Shares owned, beginning of period	940,452	685,213	804,513	603,556	881,661	144,190

Shares owned, end of period	1,153,407	829,328	852,402	680,267	881,293	193,690

Cost of shares acquired (000's)	$3,641	$2,770	$1,494	$1,658	$912	$1,019

Costs of shares redeemed (000's)	$827	$740	$824	$830	$902	$265

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

	Calvert Social Small Cap Growth	Calvert Social Balanced	MFS Emerging Growth IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC
Shares Purchased	0	1,021	15,493	11,341	8,978	67,854
Shares received from reinvestment of dividends	20	5,137	0	2,384	5,173	32,310

Total shares acquired	20	6,158	15,493	13,725	14,151	100,164
Shares redeemed	(2,005)	(23,029)	(25,904)	(29,481)	(28,582)	(22,794)

Net Increase (decrease) in shares owned	(1,985)	(16,871)	(10,411)	(15,756)	(14,431)	77,370
Shares owned, beginning of period	1,985	80,612	228,303	348,711	305,020	608,265

Shares owned, end of period	0	63,741	217,892	332,955	290,589	685,635

Cost of shares acquired (000's)	$0	$12	$357	$265	$317	$2,185

Costs of shares redeemed (000's)	$21	$48	$470	$486	$510	$501

	MFS New Discovery IC	MFS Utility IC	MFS Investors Growth Stock IC	Oppenheimer Money Fund/VA	Oppenheimer Mid Cap/VA	Oppenheimer Capital Appr/VA
Shares Purchased	10,911	25,299	17,918	4,325,601	4,657	13,553
Shares received from reinvestment of dividends	10,417	9,767	746	229,613	0	583

Total shares acquired	21,328	35,066	18,664	4,555,214	4,657	14,136
Shares redeemed	(14,406)	(15,039)	(20,101)	(4,056,493)	(11,197)	(18,944)

Net Increase (decrease) in shares owned	6,922	20,027	(1,437)	498,721	(6,540)	(4,808)
Shares owned, beginning of period	141,611	110,501	225,631	4,386,217	88,871	246,517

Shares owned, end of period	148,533	130,528	224,194	4,884,938	82,331	241,709

Cost of shares acquired (000's)	$373	$1,105	$210	$4,555	$251	$629

Costs of shares redeemed (000's)	$252	$478	$221	$4,056	$497	$792

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

	Oppenheimer Main Street/VA	Oppenheimer Strategic Bond/VA	Oppenheimer Global Securities/VA	Oppenheimer High Income/VA	Van Eck Worldwide Hard Asset Fund	Van Eck Worldwide Real Estate Fund
Shares Purchased	17,500	214,816	31,965	40,988	(1)	0
Shares received from reinvestment of dividends	3,244	57,448	18,675	15,934	1	158

Total shares acquired	20,744	272,264	50,640	56,922	0	158
Shares redeemed	(26,054)	(88,160)	(14,643)	(24,088)	0	(113)

Net Increase (decrease) in shares owned	(5,310)	184,104	35,997	32,834	0	45
Shares owned, beginning of period	380,905	1,496,557	269,248	210,616	6	1,280

Shares owned, end of period	375,595	1,680,661	305,245	243,450	6	1,325

Cost of shares acquired (000's)	$533	$1,449	$1,808	$467	$0	$3

Costs of shares redeemed (000's)	$641	$469	$538	$197	$0	$2

	Van Kampen Strategic Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income	Van Kampen Aggressive Growth II	Van Kampen UIF Equity & Income II
Shares Purchased	11,181	12,635	207,216	48,396	32,877	152,696
Shares received from reinvestment of dividends	82	1,152	72,654	50,103	10,951	27,832

Total shares acquired	11,263	13,787	279,870	98,499	43,828	180,528
Shares redeemed	(22,554)	(26,975)	(65,220)	(45,764)	(20,614)	(16,931)

Net Increase (decrease) in shares owned	(11,291)	(13,188)	214,650	52,735	23,214	163,597
Shares owned, beginning of period	167,511	273,427	1,679,777	852,016	138,738	552,306

Shares owned, end of period	156,220	260,239	1,894,427	904,751	161,952	715,903

Cost of shares acquired (000's)	$354	$231	$4,056	$2,068	$231	$2,742

Costs of shares redeemed (000's)	$647	$406	$957	$983	$111	$256

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

	Van Kampen Government II	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid-Cap Value	Lord Abbett Growth Opportunities	Lord Abett America's Value
Shares Purchased	100,701	43,295	104,939	87,417	31,903	96,733
Shares received from reinvestment of dividends	9,358	46,631	58,087	100,183	11,923	28,683

Total shares acquired	110,059	89,926	163,026	187,600	43,826	125,416
Shares redeemed	(12,549)	(29,921)	(44,453)	(32,159)	(16,948)	(10,228)

Net Increase (decrease) in shares owned	97,510	60,005	118,573	155,441	26,878	115,188
Shares owned, beginning of period	181,496	520,757	792,049	578,488	118,101	351,838

Shares owned, end of period	279,006	580,762	910,622	733,929	144,979	467,026

Cost of shares acquired (000's)	$1,011	$2,619	$1,969	$3,912	$703	$1,973

Costs of shares redeemed (000's)	$114	$910	$545	$741	$277	$163

	Fidelity VIP II Index 500 SC	Fidelity VIP Growth Port SC	Fidelity VIP II Contrafund SC	Fidelity Mid-Cap SC	Fidelity Equity Income SC	Fidelity Investment Grade Bonds SC
Shares Purchased	4,151	7,825	82,944	19,846	31,564	48,306
Shares received from reinvestment of dividends	799	252	82,330	4,284	7,039	1,885

Total shares acquired	4,950	8,077	165,274	24,130	38,603	50,191
Shares redeemed	(3,331)	(4,704)	(11,838)	(4,703)	(5,376)	(11,151)

Net Increase (decrease) in shares owned	1,619	3,373	153,436	19,427	33,227	39,040
Shares owned, beginning of period	22,075	32,786	188,839	37,206	39,214	42,916

Shares owned, end of period	23,694	36,159	342,275	56,633	72,441	81,956

Cost of shares acquired (000's)	$816	$320	$5,077	$828	$1,027	$622

Costs of shares redeemed (000's)	$552	$192	$390	$158	$151	$138

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

4.    INVESTMENTS -- (Continued)

	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities	Franklin Small-Mid Cap Growth Securities	Franklin Mutual Share Securities	Franklin US Gov't
Shares Purchased	20,850	198,192	48,832	24,242	236,035	15,726
Shares received from reinvestment of dividends	13	5,614	1,375	1,128	8,557	0

Total shares acquired	20,863	203,806	50,207	25,370	244,592	15,726
Shares redeemed	(405)	(2,896)	(5,640)	(3,253)	(4,654)	(65)

Net Increase (decrease) in shares owned	20,458	200,910	44,567	22,117	239,938	15,661
Shares owned, beginning of period	4,512	50,878	20,142	6,634	71,322	0

Shares owned, end of period	24,970	251,788	64,709	28,751	311,260	15,661

Cost of shares acquired (000's)	$258	$3,606	$1,028	$598	$5,124	$197

Costs of shares redeemed (000's)	$5	$51	$116	$77	$96	$1

	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Income Securities	Total
Shares Purchased	184,956	79,023	25,513	7,202,018
Shares received from reinvestment of dividends	8,214	4,413	10	1,345,789

Total shares acquired	193,170	83,436	25,523	8,547,807
Shares redeemed	(8,128)	(6,862)	(316)	(5,154,627)

Net Increase (decrease) in shares owned	185,042	76,574	25,207	3,393,180
Shares owned, beginning of period	63,924	31,185	0	20,008,578

Shares owned, end of period	248,966	107,759	25,207	23,401,758

Cost of shares acquired (000's)	$3,097	$1,633	$416	$72,529

Costs of shares redeemed (000's)	$130	$133	$5	$22,872

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS

	As of December 31, 2007			For the Year Ended December 31, 2007
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio*	Total Return**
Goldman Sachs Growth & Income	640	$22.59	$14,452	1.87%	1.49%
Goldman Sachs International Equity	518	$22.05	$11,408	1.41%	7.88%
Goldman Sachs Structured US Equity	466	$24.06	$11,218	1.04%	-1.63%
Goldman Sachs Structured Small Cap Equity	271	$26.87	$7,286	0.37%	-16.48%
Goldman Sachs Capital Growth	435	$25.76	$11,219	0.19%	10.13%
Goldman Sachs Mid Cap Value Fund	166	$16.39	$2,716	0.82%	3.20%
Calvert Social Small Cap Growth	0	$17.10	$0	0.00%	6.81%
Calvert Social Balanced	7	$17.70	$122	1.97%	2.76%
MFS Emerging Growth IC	270	$20.20	$5,449	0.00%	21.17%
MFS Research IC	365	$18.51	$6,752	0.68%	13.20%
MFS Investors Trust IC	377	$18.11	$6,835	0.83%	10.31%
MFS Total Return IC	670	$22.19	$14,865	2.48%	4.21%
MFS New Discovery IC	127	$19.45	$2,470	0.00%	2.52%
MFS Utility IC	157	$28.64	$4,501	0.91%	27.90%
MFS Investors Growth Stock IC	327	$8.11	$2,650	0.32%	11.36%
Oppenheimer Money Fund/VA	3,203	$1.52	$4,885	4.85%	4.96%
Oppenheimer Mid Cap/VA	239	$18.60	$4,452	0.00%	6.33%
Oppenheimer Capital Appr/VA	496	$22.99	$11,404	0.22%	14.15%
Oppenheimer Main Street/VA	539	$17.83	$9,619	0.81%	4.24%
Oppenheimer Strategic Bond/VA	472	$19.79	$9,344	3.47%	9.69%
Oppenheimer Global Securities/VA	416	$26.87	$11,172	1.27%	6.32%
Oppenheimer High Income/VA	133	$14.58	$1,935	6.84%	-0.10%
Van Eck Worldwide Hard Assets Fund	0	$55.85	$0	0.12%	45.36%
Van Eck Worldwide Real Estate Fund	1	$34.78	$22	1.06%	0.89%
Van Kampen Strategic Growth	872	$6.03	$5,261	0.05%	16.96%
Van Kampen Enterprise	603	$7.54	$4,546	0.40%	12.68%
Van Kampen Comstock	1,383	$18.99	$26,257	1.70%	-2.04%
Van Kampen Growth & Income	1,110	$17.41	$19,319	1.56%	2.80%
Van Kampen Aggressive Growth II	135	$6.88	$926	0.00%	17.60%
Van Kampen UIF Equity & Income II	646	$16.33	$10,552	1.82%	3.36%
Van Kampen Government II	223	$11.88	$2,653	3.95%	7.02%
Lord Abbett Growth & Income	1,071	$15.13	$16,209	1.25%	3.44%
Lord Abbett Bond Debenture	687	$15.60	$10,718	6.35%	6.19%
Lord Abbett Mid-Cap Value	864	$16.06	$13,871	0.45%	0.58%
Lord Abbett Growth Opportunities	130	$18.21	$2,369	0.00%	21.28%
Lord Abbett America's Value	392	$17.61	$6,907	3.22%	3.16%
Fidelity VIP II Index 500 SC	315	$12.31	$3,878	3.39%	5.34%
Fidelity VIP Growth Port SC	145	$11.19	$1,627	0.59%	26.87%
Fidelity VIP II Contrafund SC	520	$18.31	$9,515	0.98%	17.51%
Fidelity Mid Cap SC	107	$19.01	$2,038	0.73%	15.49%
Fidelity Equity Income SC	120	$14.32	$1,718	2.06%	1.42%
Fidelity Investment Grade Bonds SC	90	$11.57	$1,030	2.95%	4.21%
Franklin Flex Cap Growth Securities	28	$11.52	$318	0.09%	14.32%
Franklin Income Securities	369	$11.82	$4,350	3.22%	3.76%
Franklin Rising Dividend Securities	116	$10.78	$1,239	2.15%	-2.69%
Franklin Small-Mid Cap Growth Securities	59	$11.16	$659	0.00%	11.24%
Franklin Mutual Shares Securities	543	$11.57	$6,276	1.35%	3.48%
Franklin US Gov't	19	$10.53	$199	0.00%	4.77	%(a)
Templeton Growth Securities	325	$11.82	$3,838	1.25%	2.35%
Templeton Foreign Securities	166	$13.13	$2,178	1.91%	15.46%
Templeton Global Income Securities	39	$10.80	$421	0.09%	6.14	%(a)

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude expenses such as mortality and expenses charges. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date of that investment option in the variable account.

        The presentation of an expense ratio, which would include mortality and expense risk charges as described below in the Summary of Charges Assessed to the Separate Account, has been excluded from this financial highlights table. Such expenses are assessed through a direct charge to contract owners' accounts and are included in the Statement of Changes in Net Assets.

(a)
Start date of May 1, 2007

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2006			For the Year Ended December 31, 2006
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio*	Total Return
Goldman Sachs Growth & Income	588	$22.26	$13,082	1.77%	22.63%
Goldman Sachs International Equity	486	$20.44	$9,929	1.75%	22.10%
Goldman Sachs Structured Small Cap Equity	271	$32.18	$8,715	0.68%	12.27%
Goldman Sachs Structured U.S. Equity	483	$24.45	$11,802	1.08%	12.89%
Goldman Sachs Capital Growth	436	$23.39	$10,210	0.13%	8.56%
Goldman Sachs Mid Cap Value Fund	146	$15.88	$2,320	1.11%	16.16%
Calvert Social Small Cap Growth	2	$16.01	$31	0.00%	0.79%
Calvert Social Balanced	9	$17.23	$164	2.13%	8.77%
MFS Emerging Growth IC	283	$16.67	$4,712	0.00%	7.89%
MFS Research IC	385	$16.35	$6,291	0.50%	10.48%
MFS Investors Trust IC	403	$16.42	$6,616	0.49%	12.99%
MFS Total Return IC	625	$21.29	$13,315	2.25%	11.89%
MFS New Discovery IC	130	$18.97	$2,467	0.00%	13.22%
MFS Utility IC	144	$22.40	$3,234	1.91%	31.26%
MFS Investors Growth Stock IC	330	$7.28	$2,403	0.00%	7.58%
Oppenheimer Mid Cap/VA	258	$17.49	$4,519	0.00%	2.96%
Oppenheimer Capital Appreciation/VA	507	$20.14	$10,213	0.36%	7.95%
Oppenheimer Main Street/VA	552	$17.11	$9,439	1.11%	15.02%
Oppenheimer Money Fund/VA	3,019	$1.45	$4,386	4.55%	4.73%
Oppenheimer Strategic Bond/VA	436	$18.04	$7,872	4.02%	7.49%
Oppenheimer Global Securities/VA	392	$25.27	$9,906	0.92%	17.69%
Oppenheimer High Income/VA	123	$14.60	$1,801	7.07%	9.42%
Van Eck Worldwide Hard Assets Fund	0	$38.43	$0	0.06%	24.49%
Van Eck World Wide Real Estate Fund	1	$34.47	$24	1.54%	30.92%
Van Kampen Strategic Growth	936	$5.16	$4,826	0.00%	2.86%
Van Kampen Enterprise	637	$6.69	$4,257	0.42%	7.08%
Van Kampen Comstock	1,278	$19.39	$24,777	1.33%	16.28%
Van Kampen Growth & Income	1,107	$16.93	$18,744	1.11%	16.23%
Van Kampen Aggressive Growth II	124	$5.85	$727	0.00%	4.92%
Van Kampen UIF Equity & Income II	520	$15.80	$8,224	1.12%	12.58%
Van Kampen Government II	152	$11.10	$1,688	3.99%	3.11%
Fidelity VIP II Index 500 SC	304	$11.69	$3,551	1.48%	15.61%
Fidelity VIP Growth Port SC	133	$8.82	$1,171	0.24%	6.73%
Fidelity VIP II Contrafund SC	380	$15.58	$5,926	1.19%	11.59%
Fidelity Mid-Cap SC	78	$16.46	$1,287	0.19%	12.59%
Fidelity Equity Income SC	72	$14.12	$1,024	3.19%	20.08%
Fidelity Investment Grade Bonds SC	49	$11.10	$544	2.56%	4.30%
Lord Abbett Growth & Income	1,044	$14.63	$15,279	1.32%	17.27%
Lord Abbett Bond Debenture	638	$14.69	$9,378	6.50%	9.33%
Lord Abbett Mid-Cap Value	789	$15.96	$12,599	0.56%	12.23%
Lord Abbett Growth Opportunities	115	$15.02	$1,733	0.00%	7.89%
Lord Abbett America's Value	315	$17.07	$5,376	2.87%	14.55%
Franklin Flex Cap Growth Securities	5	$10.07	$50	0.00%	1.28	%(a)
Franklin Income Securities	78	$11.39	$883	0.33%	12.16	%(a)
Franklin Rising Dividend Securities	37	$11.07	$414	0.09%	8.71	%(a)
Franklin Small-Mid Cap Growth Securities	15	$10.06	$147	0.00%	0.73	%(a)
Franklin Mutual Shares Securities	131	$11.19	$1,460	0.12%	10.25	%(a)
Templeton Growth Securities	88	$11.55	$1,018	0.16%	11.62	%(a)
Templeton Foreign Securities	51	$11.37	$584	0.12%	9.52	%(a)

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude expenses such as mortality and expenses charges. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date of that investment option in the variable account.

        The presentation of an expense ratio, which would include mortality and expense risk charges as described below in the Summary of Charges Assessed to the Separate Account, has been excluded from this financial highlights table. Such expenses are assessed through a direct charge to contract owners' accounts and are included in the Statement of Changes in Net Assets.

(a)
Started May 1, 2006

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2005			For the Year Ended December 31, 2005
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio*	Total Return
Goldman Sachs Growth & Income	549	$18.15	$9,953	1.75%	3.93%
Goldman Sachs International Equity	437	$16.74	$7,309	0.34%	13.70%
Goldman Sachs CORE Small Cap Equity	264	$28.66	$7,572	0.25%	6.07%
Goldman Sachs CORE U.S. Equity	501	$21.66	$10,854	0.81%	6.51%
Goldman Sachs Capital Growth	446	$21.55	$9,597	0.15%	2.94%
Goldman Sachs Mid Cap Value Fund	88	$13.67	$1,209	0.95%	12.83%
Calvert Social Small Cap Growth	5	$15.88	$85	0.00%	-9.17%
Calvert Social Balanced	15	$15.84	$232	1.35%	5.65%
MFS Emerging Growth	297	$15.45	$4,590	0.00%	9.19%
MFS Research	399	$14.80	$5,904	0.48%	7.80%
MFS Investors Trust	417	$14.53	$6,066	0.55%	7.31%
MFS Total Return	545	$19.03	$10,358	1.92%	2.82%
MFS New Discovery	139	$16.76	$2,321	0.00%	5.25%
MFS Utility	122	$17.06	$2,088	0.57%	16.84%
MFS Investors Growth Stock	349	$6.77	$2,360	0.34%	4.49%
Oppenheimer Aggresive Growth	257	$16.99	$4,358	0.00%	12.33%
Oppenheimer Capital Appreciation	521	$18.66	$9,717	0.90%	5.10%
Oppenheimer Main Street Growth & Income	556	$14.87	$8,265	1.34%	5.98%
Oppenheimer Money Fund	3,434	$1.39	$4,665	2.82%	2.83%
Oppenheimer Strategic Bond	431	$16.78	$7,235	4.38%	2.67%
Oppenheimer Global Securities	327	$21.47	$7,010	0.95%	14.31%
Oppenheimer High Income	108	$13.34	$1,436	6.21%	2.31%
Van Eck Real Estate	1	$26.33	$20	2.15%	21.01%
Van Kampen Emerging Growth	905	$5.01	$4,539	0.25%	7.93%
Van Kampen Enterprise	671	$6.25	$4,188	0.70%	8.15%
Van Kampen Comstock	1,074	$16.67	$17,892	1.10%	4.37%
Van Kampen Growth & Income	1,006	$14.57	$14,644	1.05%	9.99%
Van Kampen Aggressive Growth II	96	$5.58	$536	0.00%	11.11%
Van Kampen UIF Equity & Income II	374	$14.04	$5,235	0.65%	7.38%
Van Kampen Government Portfolio II	130	$10.76	$1,394	3.42%	3.28%
Fidelity Index 500 SC	279	$10.11	$2,818	1.48%	4.71%
Fidelity Growth SC	120	$8.26	$989	0.35%	5.67%
Fidelity Contrafund SC	237	$13.96	$3,306	0.16%	16.85%
Fidelity Mid-Cap SC	32	$14.62	$471	0.00%	18.20%
Fidelity Equity Income SC	42	$11.76	$488	0.38%	5.76%
Fidelity Investment Grade Bonds SC	25	$10.64	$261	1.72%	2.08%
Lord Abbett Growth & Income	961	$12.47	$11,972	1.06%	3.25%
Lord Abbett Bond Debenture	544	$13.44	$7,313	5.48%	1.31%
Lord Abbett Mid-Cap Value	658	$14.22	$9,366	0.51%	8.22%
Lord Abbett Growth Opportunities	78	$13.92	$1,084	0.00%	4.62%
Lord Abbett America's Value	223	$14.90	$3,309	2.73%	3.78%

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude expenses such as mortality and expense charges. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date of that investment option in the variable account.

        The presentation of an expense ratio, which would include mortality and expense risk charges as described below in the Summary of Charges Assessed to the Separate Account, has been excluded from this financial highlights table. Such expenses are assessed through a direct charge to contract owners' accounts and are included in the Statement of Changes in Net Assets.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2004			For the Year Ended December 31, 2004
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio*	Total Return
Goldman Sachs Growth & Income	504	$17.46	$8,793	1.68%	18.80%
Goldman Sachs International Equity	398	$14.72	$5,860	1.26%	13.48%
Goldman Sachs CORE Small Cap Equity	251	$27.02	$6,769	0.20%	16.42%
Goldman Sachs CORE U.S. Equity	492	$20.34	$10,006	1.15%	14.94%
Goldman Sachs Capital Growth	458	$20.93	$9,584	0.73%	9.09%
Goldman Sachs Mid Cap Value Fund	20	$12.12	$241	1.35%	21.17	%(a)
Calvert Social Small Cap Growth	6	$17.48	$102	0.00%	10.45%
Calvert Social Balanced	22	$14.99	$331	1.66%	8.26%
MFS Emerging Growth	305	$14.15	$4,317	0.00%	12.96%
MFS Research	434	$13.73	$5,960	1.05%	15.85%
MFS Investors Trust	430	$13.54	$5,826	0.62%	11.36%
MFS Total Return	459	$18.51	$8,497	1.62%	11.32%
MFS New Discovery	132	$15.92	$2,105	0.00%	0.12%
MFS Utility	122	$14.60	$1,776	1.33%	30.20%
MFS Investors Growth Stock	344	$6.48	$2,230	0.00%	9.18%
Oppenheimer Aggresive Growth	265	$15.13	$4,003	0.00%	19.78%
Oppenheimer Capital Appreciation	526	$17.75	$9,343	0.31%	6.94%
Oppenheimer Main Street Growth & Income	580	$14.03	$8,143	0.83%	9.46%
Oppenheimer Money Fund	2,891	$1.35	$3,901	1.00%	0.98%
Oppenheimer Strategic Bond	412	$16.35	$6,733	5.00%	8.67%
Oppenheimer Global Securities	283	$18.78	$5,309	1.18%	19.16%
Oppenheimer High Income	100	$13.04	$1,300	5.75%	8.97%
Van Eck Real Estate	1	$21.76	$19	1.53%	36.21%
Van Kampen Emerging Growth	871	$4.65	$4,047	0.00%	7.03%
Van Kampen Enterprise	625	$5.77	$3,608	0.36%	4.05%
Van Kampen Comstock	814	$15.97	$13,008	0.91%	17.76%
Van Kampen Growth & Income	905	$13.25	$11,990	0.90%	14.38%
Van Kampen Aggressive Growth II	76	$5.02	$382	0.00%	14.89%
Van Kampen UIF Equity & Income II	234	$13.07	$3,062	0.00%	11.52%
Van Kampen Government Portfolio II	87	$10.42	$911	3.30%	3.90%
Fidelity Index 500 SC	204	$9.65	$1,967	1.12%	10.51%
Fidelity Growth SC	113	$7.82	$886	0.15%	3.26%
Fidelity Contrafund SC	158	$11.95	$1,888	0.19%	15.34%
Fidelity Mid-Cap SC	6	$12.37	$71	0.00%	23.69	%(a)
Fidelity Equity Income SC	4	$11.12	$46	0.00%	11.22	%(a)
Fidelity Investment Grade Bonds SC	6	$10.43	$65	0.00%	4.27	%(a)
Lord Abbett Growth & Income	821	$12.08	$9,920	1.02%	12.65%
Lord Abbett Bond Debenture	413	$13.26	$5,479	6.28%	7.89%
Lord Abbett Mid-Cap Value	490	$13.14	$6,446	0.37%	24.04%
Lord Abbett Growth Opportunities	44	$13.30	$583	0.00%	11.23%
Lord Abbett America's Value	116	$14.36	$1,671	2.49%	16.47%

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude expenses such as mortality and expense charges. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date of that investment option in the variable account.

        The presentation of an expense ratio, which would include mortality and expense risk charges as described below in the Summary of Charges Assessed to the Separate Account, has been excluded from this financial highlights table. Such expenses are assessed through a direct charge to contract owners' accounts and are included in the Statement of Changes in Net Assets.

(a)
Start date of April 30, 2004.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

	As of December 31, 2003			For the Year Ended December 31, 2003
	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio*	Total Return**
Calvert Social Balanced	25	$13.85	$347	1.83%	19.32%
Calvert Social Small Cap Growth	7	$15.83	$105	1.44%	39.57%
Fidelity VIP Growth	98	$7.57	$746	0.21%	32.78%
Fidelity VIP Contrafund	88	$10.36	$912	0.24%	28.35%
Fidelity VIP Index 500	166	$8.74	$1,469	1.36%	28.27%
Goldman Sachs Capital Growth	445	$19.19	$8,549	1.10%	24.60%
Goldman Sachs CORE Small Cap Equity	260	$23.21	$6,030	1.46%	41.67%
Goldman Sachs CORE U.S. Equity	490	$17.69	$8,657	1.61%	30.45%
Goldman Sachs Growth & Income	424	$14.70	$6,241	3.78%	24.90%
Goldman Sachs International Equity	361	$12.97	$4,665	5.64%	34.99	%(a)
Lord Abbett America's Value	37	$12.33	$457	3.30%	23.31%
Lord Abbett Bond Debenture	264	$12.29	$3,249	6.01%	18.01%
Lord Abbett Growth & Income	503	$10.72	$5,390	1.05%	31.01	%(a)
Lord Abbett Growth Opportunities	15	$11.96	$181	0.00%	19.60%
Lord Abbett Mid-Cap Value	300	$10.60	$3,177	0.79%	24.75%
MFS Emerging Growth	303	$12.53	$3,799	0.00%	30.23%
MFS Investors Growth Stock	363	$5.93	$2,147	0.00%	23.02%
MFS Investors Trust	441	$12.16	$5,363	0.65%	22.15%
MFS New Discovery	126	$14.95	$1,877	0.00%	33.72%
MFS Research	443	$11.85	$5,239	0.65%	24.71%
MFS Total Return	343	$16.63	$5,704	1.65%	16.32%
MFS Utility	94	$11.22	$1,054	2.18%	35.89%
Oppenheimer Aggressive Growth	245	$12.63	$3,094	0.00%	25.59%
Oppenheimer Capital Appreciation	493	$16.60	$8,191	0.37%	30.94%
Oppenheimer Global Securities	241	$15.76	$3,828	0.71%	43.02%
Oppenheimer High Income	95	$11.97	$1,141	6.50%	23.96%
Oppenheimer Main Street	564	$12.82	$7,207	0.87%	26.72%
Oppenheimer Money Fund	2,934	$1.34	$3,904	0.78%	0.79%
Oppenheimer Strategic Bond	398	$15.04	$5,995	5.86%	18.07%
PIC Global Income Fund	0	$16.23	$0	7.71%	3.10%
Van Eck Hard Asset	0	$16.42	$0	0.00%	45.08%
Van Eck Real Estate	1	$15.97	$15	2.21%	34.50%
Van Kampen Aggressive Growth II	75	$4.37	$322	0.00%	38.69%
Van Kampen Comstock	615	$13.57	$8,327	0.91%	30.99%
Van Kampen Emerging Growth	819	$4.34	$3,552	0.00%	27.34%
Van Kampen Enterprise	526	$5.55	$2,899	0.47%	25.88%
Van Kampen Government Portfolio II	31	$10.03	$308	0.00%	0.32%
Van Kampen Growth & Income	713	$11.58	$8,242	0.83%	28.03%
UIF Equity & Inc II	98	$11.72	$1,148	0.96%	17.23%

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude expenses such as mortality and expense charges. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date of that investment option in the variable account.

        The presentation of an expense ratio, which would include mortality and expense risk charges as described below in the Summary of Charges Assessed to the Separate Account, has been excluded from this financial highlights table. Such expenses are assessed through a direct charge to contract owners' accounts and are included in the Statement of Changes in Net Assets.

(a)
Start date of May 1, 2003.

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

        The following is a summary of separate account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge
To compensate Protective Life for the mortality risks it assumes which is that the cost of insurance charges are insufficient to meet actual death benefits claims and is deducted through the redemption of units. The benefits claims and is deducted through the redemption of units. The monthly charge is based on the policy value and the policy issue year.	0.000% - .075% of policy value per month

Cost of Insurance Charge (COI)
A fee is assessed to compensate Protective Life for the cost of providing the death benefit. The fee is assessed on the Monthly Anniversary Day. The fee is assessed through the redemption of units and is assessed based on the net amount at risk under the policy or as an asset-based charge. The charge depends on a number of variables, including issue age, policy duration, sex and insurance rate classification, and will fluctuate with each individual policy and as time inforce elapses.	$0.01 - $116.13 per thousand of net amount at risk per month or 0.046% to 0.054% of policy value per month up to a maximum of the guaranteed COI.

Policy Expense Charge
A monthly fee is assessed to reimburse Protective Life for sales not covered by the contingent deferred sales charge and its administrative expenses not covered by the annual maintenance fee. The charge is assessed through the redemption of units and is based upon the policy value.	0.000% - 0.058% of policy value per month

Annual Maintenance Fee This annual charge is assessed through the redemption of units and is waived when the policy value equals or exceeds $50,000.	$0 - $35

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

5.    FINANCIAL HIGHLIGHTS -- (Continued)

Surrender Charge (Contingent Deferred Sales Charge) and Premium Tax Recovery Charge
This charge is assessed as a percent of the amount withdrawn, surrendered or lapsed in excess of the annual withdrawal amount allowed under the Policy. The purpose of these charges are to reimburse Protective Life for some of the expenses incurred in the distribution of the policies and the premium tax paid on each premium. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.	$0 - $58 per thousand at surrender or 0.0% - 27% of 1st year premiums at surrender

Transfer Fee Currently, there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25

Monthly Standard Administration Charge A monthly administration charge is assessed as a redemption of units to compensate for issuance and administrative costs.	$6 - $33

Monthly Administrative Charge for Face Value Increase
A monthly administrative charge is assessed as a redemption of units for the first twelve months after a face value increase to compensate for related administrative costs.	$0.08 - $1.75 per thousand per month or $23.50 + $0.06 per thousand per month up to a maximum of $250 per month

Monthly Administrative Charge for Initial Face Value
A monthly administrative charge is assessed as a redemption of units for the first twelve months after the initial purchase to compensate for related administrative costs.	$0.00 - $0.10 $0.10 per thousand per month

Riders Monthly fees are charged as a redemption of units for the costs of various rider options and are assessed against policy value or rider coverage amount.	0.0125% of policy value up to a maximum of $31.25 or 0.01% of policy value $1.50 - $24.33 $24.33 per $100 or $0.02 - $108.93 per thousand of rider coverage amount

THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

6.    RELATED PARTY TRANSACTIONS

        Contract owners' net payments represent premiums received from policy holders less certain deductions made by Protective Life in accordance with policy terms. These deductions include, where appropriate, tax, surrender, cost of insurance protection and administrative charges. These deductions are made to the individual policies in accordance with the terms governing each policy as set forth in the policy.

        Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the contract as the only security for the loan. Loans may be subject to provisions of The Internal Revenue Coe of 1986, as amended. Loans outstanding approximated $7.2 million at December 31, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Share Owners of
Protective Life Insurance Company:

        In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries at December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        As discussed in Note 2 to the Consolidated Financial Statements, effective January 1, 2007, the Company changed its methods of accounting for deferred acquisition costs in connection with modifications or exchanges of insurance contracts, uncertainty in income taxes, certain hybrid financial instruments and servicing of financial assets.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP

Birmingham, Alabama
March 28, 2008

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Revenues
Premiums and policy fees	$2,723,208	$2,316,594	$1,944,796
Reinsurance ceded	(1,585,399)	(1,362,722)	(1,208,864)

Net of reinsurance ceded	1,137,809	953,872	735,932
Net investment income	1,613,803	1,352,432	1,127,920
Realized investment gains (losses):
Derivative financial instruments	(274)	(21,555)	(31,819)
All other investments	4,804	101,864	37,934
Other income	85,759	96,944	67,066

Total revenue	2,841,901	2,483,557	1,937,033

Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2007 — $1,540,744; 2006 — $1,199,073; 2005 — $1,008,670)	1,880,017	1,632,617	1,253,348
Amortization of deferred policy acquisition costs and value of business acquired	269,639	207,783	197,653
Other operating expenses, net of reinsurance ceded: (2007 — $265,623; 2006 — $244,060; 2005 — $164,932)	296,289	223,409	124,817

Total benefits and expenses	2,445,945	2,063,809	1,575,818

Income before income tax	395,956	419,748	361,215

Income tax expense
Current	(47,305)	19,268	19,035
Deferred	190,828	135,597	106,524

Total income tax expense	143,523	154,865	125,559

Net income	$252,433	$264,883	$235,656

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2007	2006
	(Dollars In Thousands)
Assets
Investments:
Fixed maturities, at market (amortized cost: 2007 — $23,002,701; 2006 — $20,755,718)	$22,943,110	$20,923,891
Equity securities, at market (cost: 2007 — $59,588; 2006 — $73,237)	64,226	80,108
Mortgage loans	3,275,678	3,880,028
Investment real estate, net of accumulated depreciation (2007 — $283; 2006 — $5,482)	8,026	37,928
Policy loans	818,280	839,502
Other long-term investments	186,299	306,012
Short-term investments	1,218,116	1,366,467

Total investments	28,513,735	27,433,936
Cash	106,507	37,419
Accrued investment income	274,825	274,574
Accounts and premiums receivable, net of allowance for uncollectible amounts (2007 — $3,552; 2006 — $3,386)	77,997	163,352
Reinsurance receivable	5,033,748	4,596,816
Deferred policy acquisition costs and value of businesses acquired	3,339,748	3,147,806
Goodwill	92,579	75,530
Property and equipment, net of accumulated depreciation (2007 — $109,307; 2006 — $106,333)	40,754	38,640
Other assets	262,880	205,054
Income tax receivable	140,901	126,738
Assets related to separate accounts
Variable annuity	2,910,606	2,750,129
Variable universal life	350,802	307,863

Total Assets	$41,145,082	$39,157,857

Liabilities
Policy liabilities and accruals
Future policy benefits and claims	$16,249,417	$15,113,277
Unearned premiums	1,127,986	859,174

Total policy liabilities and accruals	17,377,403	15,972,451
Stable value product account balances	5,046,463	5,513,464
Annuity account balances	8,708,383	8,958,089
Other policyholders' funds	307,140	328,136
Other liabilities	1,136,086	1,246,981
Deferred income taxes	511,402	381,851
Non-recourse funding obligations	1,375,000	425,000
Liabilities related to variable interest entities	—	20,395
Liabilities related to separate accounts
Variable annuity	2,910,606	2,750,129
Variable universal life	350,802	307,863

Total liabilities	37,723,285	35,904,359

Commitments and contingent liabilities — Note 11
Shareowners' equity
Preferred Stock, $1 par value
Shares authorized and issued: 2,000, liquidation preference $2,000	2	2
Common Stock, $1 par value
Shares authorized and issued: 5,000,000	5,000	5,000
Additional paid-in-capital	1,120,996	1,114,269
Note receivable from PLC Employee Stock Ownership Plan	(1,445)	(1,995)
Retained earnings	2,354,721	2,100,404
Accumulated other comprehensive income
Net unrealized gains (losses) on investments, net of income tax: (2007 — $(25,192); 2006 — $22,811)	(45,255)	41,772
Accumulated gain (loss) — hedging, net of income tax: (2007 — $(6,779); 2006 — $(3,299))	(12,222)	(5,954)

Total shareowners' equity	3,421,797	3,253,498

Total liabilities and shareowners' equity	$41,145,082	$39,157,857

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY

	Preferred Stock	Common Stock	Additional Paid-In- Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains / (Losses) on Investments	Accumulated Gain / (Loss) Hedging	Total Share Owners' Equity
	(Dollars In Thousands)
Balance, December 31, 2004	$2	$5,000	$932,805	$(2,983)	$1,653,954	$287,670	$8,616	$2,885,064

Net income for 2005					235,657			235,657
Change in net unrealized gains/losses on investments, (net of income tax — $(84,575))						(159,318)		(159,318)
Reclassification adjustment for amounts included in net income, (net of income tax — $12,529)						(23,599)		(23,599)
Change in accumulated gain (loss) hedging, (net of income tax — $4,246)							(7,886)	(7,886)

								44,854

Decrease in note receivable from PLC ESOP				476				476

Balance, December 31, 2005	2	5,000	932,805	(2,507)	1,889,611	104,753	730	2,930,394

Net income for 2006					264,883			264,883
Change in net unrealized gains/losses on investments, (net of income tax — $(4,974))						(8,954)		(8,954)
Reclassification adjustment for amounts included in net income, (net of income tax — $(30,010))						(54,027)		(54,027)
Change in accumulated gain (loss) hedging, (net of income tax — $(3,692))							(6,684)	(6,684)

Comprehensive income for 2006								195,218

Capital contributions			181,464					181,464
Non-cash dividends					(54,090)			(54,090)
Decrease in note receivable from PLC ESOP				512				512

Balance, December 31, 2006	2	5,000	1,114,269	(1,995)	2,100,404	41,772	(5,954)	$3,253,498

Net income for 2007					252,433			252,433
Change in net unrealized gains/losses on investments, (net of income tax — $(46,909))						(84,268)		(84,268)
Reclassification adjustment for amounts included in net income, (net of income tax — $(1,536))						(2,759)		(2,759)
Change in accumulated gain (loss) hedging, (net of income tax — $(2,650))							(4,778)	(4,778)
Reclassification adjustment for amounts for hedging amounts included in net income (net of income tax — $(828))							(1,490)	(1,490)

Comprehensive income for 2007								159,138

Capital contributions			6,727					6,727
Cumulative effect adjustments (FIN48 and FAS155)					1,884			1,884
Decrease in note receivable from PLC ESOP				550				550

Balance, December 31, 2007	$2	$5,000	$1,120,996	$(1,445)	$2,354,721	$(45,255)	$(12,222)	$3,421,797

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Cash flows from operating activities
Net income	$252,433	$264,883	$235,656
Adjustment to reconcile net income to net cash provided by operating activities:
Realized investment gains	(4,530)	(80,309)	(6,115)
Amortization of deferred policy acquisition costs and value of businesses acquired	269,639	207,783	197,652
Capitalization of deferred policy acquisition costs	(411,987)	(325,001)	(467,610)
Depreciation expense	10,608	12,680	14,605
Deferred income taxes	183,271	107,233	106,880
Accrued income taxes	(14,238)	(48,832)	(104,723)
Interest credited to universal life and investment products	1,010,944	891,627	726,301
Policy fees assessed on universal life and investment products	(570,420)	(507,391)	(421,447)
Change in reinsurance receivables	(436,932)	(509,943)	(288,145)
Change in accrued investment income and other receivables	85,104	(86,782)	(18,500)
Change in policy liabilities and other policyholders' funds of traditional life and health products	453,376	593,362	489,104
Trading securities:
Maturities and principal reductions of investments	370,042	184,814	—
Sale of investments	1,816,728	2,460,031	—
Cost of investments acquired	(2,244,453)	(2,415,924)	—
Other net change in trading securities	239,731	(309,255)	—
Change in other liabilities	14,985	111,355	(225)
Other, net	(148,422)	(70,112)	(6,127)

Net cash provided by operating activities	875,879	480,219	457,306

Cash flows from investing activities
Investments available for sale:
Maturities and principal reductions of investments:
Fixed maturities	1,372,856	1,176,065	1,777,082
Equity securities	—	100	377
Sale of investments:
Fixed maturities	2,202,617	5,017,210	4,342,484
Equity securities	61,603	5,007	5,302
Cost of investments acquired:
Fixed maturities	(4,629,088)	(5,777,805)	(7,508,400)
Equity securities	(44,189)	(3,868)	(57,435)
Mortgage loans:
New borrowings	(900,739)	(1,055,998)	(745,797)
Repayments	484,513	452,697	448,515
Change in investment real estate, net	34,809	56,422	32,410
Change in policy loans, net	21,222	(69)	23,955
Change in other long-term investments, net	(34,200)	14,060	(13,008)
Change in short-term investments, net	(121,641)	31,055	95,064
Purchase of property and equipment	(12,752)	(7,500)	(10,016)
Payments for business acquisitions, net of cash acquired of $394,366 (2006)	—	(539,218)	—

Net cash used in investing activities	(1,564,989)	(631,842)	(1,609,467)

Cash flows from financing activities
Principal payments on line of credit arrangements and debt	—	—	(2,202)
Payments on liabilities related to variable interest entities	(20,395)	(22,209)	(17,986)
Net proceeds from securities sold under repurchase agreements	(16,949)	16,949	—
Issuance of non-recourse funding obligations	950,000	300,000	125,000
Capital contributions	6,727	160,000	—
Investment product and universal life deposits	3,429,793	2,419,734	2,943,455
Investment product and universal life withdrawals	(3,555,442)	(2,640,427)	(2,025,876)
Other financing activities, net	(35,536)	(97,091)	71,400

Net cash provided by financing activities	758,198	136,956	1,093,791

Change in cash	69,088	(14,667)	(58,370)

Cash at beginning of year	37,419	52,086	110,456

Cash at end of year	$106,507	$37,419	$52,086

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.    BUSINESS

  Nature of Operations

        Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose common stock is traded on the New York Stock Exchange (symbol: PL). The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies.

        The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

  Entities Included

        The consolidated financial statements include the accounts of Protective Life Insurance Company and its wholly owned subsidiaries. The Company's financial statements also include the accounts of certain variable interest entities in which the Company is considered the primary beneficiary. Intercompany balances and transactions have been eliminated.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

        These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 17, Statutory Reporting Practices and Other Regulatory Matters).

  Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investments fair values and impairments, future policy benefits, pension and other postretirement benefits, provision for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments, and reserves for losses in connection with unresolved legal matters.

  Investments

        Investments are reported on the following bases:

  •
  Fixed maturities consist of bonds and redeemable preferred stocks, and are carried at fair value on the Consolidated Balance Sheets. Fair values are determined using current market values

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

    when available. Where market values are unavailable, the Company obtains estimates from independent pricing services or estimates market value based upon a comparison to quoted issues of the same issuer or issues of other issuers with similar terms and risk characteristics.

  •
  Equity securities (common and nonredeemable preferred stocks) are carried at fair value.

  •
  Mortgage loans are carried at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount. Mortgage loans are also recorded net of an allowance for credit losses. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

  •
  Investment real estate is carried at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

  •
  Policy loans are carried at unpaid balances.

  •
  Other long-term investments are carried at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

  •
  Short-term investments are carried at amortized cost, which approximates current market value, except collateral from securities lending which is recorded at current market value. Substantially all short-term investments have maturities of three months or less at the time of acquisition.

        Estimated market values were derived from the durations of our fixed maturities and mortgage loans. Duration measures the relationship between changes in market value to changes in interest rates. While these estimated market values generally provide an indication of how sensitive the market values of the Company's fixed maturities and mortgage loans are to changes in interest rates, actual market results may differ from these estimates.

        The market values of fixed maturities change due to interest rate changes, credit related events, and other factors. As prescribed by U.S. GAAP, investments deemed as "available for sale" are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to DAC and VOBA, net of income tax, reported as a component of shareowners' equity. Furthermore, investments deemed as trading securities are recorded at their market values with any resulting unrealized gains and losses reported in net investment income as they occur.

        Investment securities are regularly reviewed for impairment. Unrealized losses that are deemed to be other than temporary are recognized in realized gains (losses). See Note 4, Investment Operations for further discussion of our policies regarding identification of other-than-temporary impairments. Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

  Cash

        Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of our cash management system, checks issued but not presented to banks for payment may create negative book cash balances. Such negative balances are included in other liabilities and totaled $89.8 million and $10.4 million as of December 31, 2007 and December 31, 2006, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

  Deferred Policy Acquisition Costs

        The costs that vary with and are primarily related to the production of new business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. DAC are subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

        Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 2.7% to 12.6%) the Company expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, relating to SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

  Value of Business Acquired

        In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company amortizes VOBA in proportion to gross premiums for SFAS No. 60, Accounting and Reporting by Insurance Enterprises products and in proportion to expected gross profits ("EGPs") for SFAS No. 97 products, including accrued interest credited to account balances of up to approximately 11%.

  Goodwill

        Goodwill is not amortized but is tested for impairment at least annually. The Company evaluates the carrying value of goodwill during the fourth quarter of each year and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. At October 31, 2007 and 2006, the Company evaluated goodwill and determined that fair value had not decreased below carrying value and no adjustment to impair goodwill was necessary in accordance with SFAS No. 142, Goodwill and Other Intangible Assets.

  Property and Equipment

        Property and equipment are reported at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

        Property and equipment consisted of the following at December 31:

	2007	2006
	(Dollars In Thousands)
Home office building	$56,108	$54,002
Data processing equipment	45,321	42,562
Other, principally furniture and equipment	48,632	48,409

	150,061	144,973
Accumulated depreciation	(109,307)	(106,333)

	$40,754	$38,640

  Separate Accounts

        The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying Consolidated Statements of Income.

  Stable Value Product Account Balances

        The Company markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans, and fixed and floating rate funding agreements to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Through the Company's registered funding agreement-backed note program, the Company is able to offer secured notes to both institutional and retail investors. GICs are generally contracts that specify a return on

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Stable value product account balances include GICs and funding agreements the Company has issued. At December 31, 2007 and 2006, the Company had $3.7 billion and $4.0 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of three to ten years. At December 31, 2007, future maturities of stable value products, excluding interest, were $1.4 billion in 2008, $1.5 billion in 2009-2010, $1.1 billion in 2011-2012, and $1.0 billion after 2012.

  Derivative Financial Instruments

        The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce its exposure to interest rate risk, inflation risk, currency exchange risk, and equity market risk. These strategies are developed through the asset/liability committee's analysis of data from financial simulation models and other internal and industry sources and are then incorporated into our risk management program.

        Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk associated with interest rate and foreign exchange contracts by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with our overall asset/liability management programs and strategies.

        Derivative instruments that are currently used as part of our interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate options, and interest rate swaptions. The Company's inflation risk management strategy involves the use of swaps that requires us to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI"). The Company uses foreign currency swaps to manage its exposure to changes in the value of foreign currency denominated stable value contracts and related cash flows. The Company also uses S&P 500® options to mitigate its exposure to the value of equity indexed annuity contracts.

        SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities requires that all derivative instruments be recognized in the balance sheet at fair value. The Company records its derivative instruments on the balance sheet in "other long-term investments" and "other liabilities". The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffectiveness in current earnings during the period of the change. For derivatives that are designated and qualify as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings during the period of change in fair values. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company accounts for

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "realized investment gains (losses) — derivative financial instruments".

        Cash-Flow Hedges

  •
  In 2002, the Company entered into a foreign currency swap to hedge the risk of changes in the value of interest and principal payments to be made on certain foreign-currency-based stable value contracts. During 2007, the Company exited from this swap. Under the terms of the swap, the Company paid a fixed U.S.-dollar-denominated rate and received a fixed foreign-currency-denominated rate.

  •
  During 2004 and 2005, in connection with the issuance of inflation adjusted funding agreements, the Company entered into swaps to convert the floating CPI-linked interest rate on the contracts to a fixed rate. The Company paid a fixed rate on the swap and received a floating rate equal to the CPI change paid on the funding agreements.

  •
  During 2006, the Company entered into swaps to convert CMT (Constant Maturity Treasury) based floating rate interest payments on funding agreements to fixed rate interest payments.

  •
  During 2006 and 2007, the Company entered into interest rate swaps to convert LIBOR based floating rate interest payments on funding agreements to fixed rate interest payments.

        The Company designated these swaps as cash flow hedges and therefore recorded the change in the fair value of the swap during the period in accumulated other comprehensive income. Gains and losses on these swaps are reclassified from other comprehensive income to current earnings as interest payments are made on the funding agreements. For the years ended December 31, 2007, 2006, and 2005, the amount of hedge ineffectiveness reported in income was a $4.2 million gain, $0.6 million gain, and a $0.2 million gain, respectively. Additionally, as of December 31, 2007 and 2006, the Company reported an after-tax decrease to accumulated other comprehensive income of $6.3 million and $6.7 million, respectively, related to our cash flow hedges. During 2008, the Company expects to reclassify $2.4 million out of accumulated other comprehensive income into earnings.

        Other Derivatives.    The Company also uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been designated by the Company for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

  •
  The Company uses certain foreign currency swaps, which are not designated as cash flow hedges, to mitigate the Company's exposure to changes in currency rates. For 2007, 2006, and 2005, the Company recorded a pre-tax gain of $3.5 million, a pre-tax gain of $3.4 million, and a pre-tax loss of $33.3 million on these swaps, respectively. In connection with these swaps, the Company also recognized a $3.5 million pre-tax loss, a $3.4 million pre-tax loss, and a $33.4 million pre-tax gain, respectively, during 2007, 2006, and 2005 as the change in value of the related foreign currency denominated stable value contracts. These net gains or losses primarily result from differences in the forward and spot exchange rates used to revalue the swaps and the stable value contracts.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

  •
  The Company also uses short positions in interest rate futures to mitigate the interest rate risk associated with our mortgage loan commitments. During 2007, 2006, and 2005, the Company recognized a pre-tax loss of $3.7 million, a pre-tax gain of $26.7 million, and a pre-tax loss of $10.3 million, respectively, as a result of changes in value of these futures positions.

  •
  The Company uses other interest rate swaps, options, and swaptions to manage the interest rate risk in the Company's mortgage-backed security portfolio. For 2007, 2006, and 2005, the Company recognized a pre-tax loss of $10.5 million, a pre-tax loss of $1.6 million, and a pre-tax loss of $14.0 million, respectively, for the change in fair value of these derivatives.

  •
  During 2005, the Company exited from asset swap arrangements that would, in effect, sell the equity options embedded in owned convertible bonds in exchange for an interest rate swap that converts the remaining host bond to a variable rate instrument. In 2005, the Company recognized a $0.6 million gain for the change in the asset swaps' fair value and recognized a $0.3 million gain to separately record the embedded equity options at fair value.

  •
  The Company is involved in various modified coinsurance and funds withheld arrangements which, in accordance with DIG B36, contain embedded derivatives that must report changes in fair value through current period earnings. The change in fair value of these derivatives resulted in the recognition of a $10.7 million pre-tax gain, $44.5 million pre-tax loss and a $1.0 million pre-tax loss in 2007, 2006, and 2005, respectively. The gain during 2007 on these embedded derivatives was the result of spread widening, partially offset by lower interest rates. The loss during 2006 was primarily the result of decreasing interest rates during the second half of 2006. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had mark-to-market changes offset the gains or losses on these embedded derivatives.

  •
  During 2005, the Company began marketing equity indexed annuities. Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140 and elected the fair value option for valuing the reserve liabilities associated with the Company's EIA product. Under SFAS No. 155, the entire reserve liability is valued using fair value, whereas prior to the adoption of SFAS No. 155, the embedded derivative was bifurcated and valued under SFAS No. 133 guidance and the annuity host contract was valued under SFAS No. 97. Prior to 2007, under SFAS No. 133, the equity market component, where interest credited to the contracts was linked to the performance of the S&P 500® index, was considered an embedded derivative. The change in fair value of the embedded derivative resulted in a $5.7 million pre-tax loss and a $0.6 million pre-tax loss in 2006 and 2005, respectively. The Company utilized S&P 500® options to mitigate the risk associated with equity indexed annuity contracts. The Company recognized a $0.5 million pre-tax gain, $2.9 million pre-tax gain, and a $0.2 million pre-tax gain on its S&P 500® options in 2007, 2006, and 2005, respectively.

  •
  During 2007, the Company began marketing certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. Under SFAS No. 133, the GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract. The change in fair value of the embedded derivative resulted in a $0.5 million pre-tax loss in 2007.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Policyholder Liabilities, Revenues, and Benefits Expense

  Traditional Life, Health, and Credit Insurance Products

        Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

        Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2007 range from approximately 5.0% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

        Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Balance beginning of year	$167,757	$134,104	$135,015
Less: reinsurance	59,654	61,655	66,788

Net balance beginning of year	108,103	72,449	68,227

Incurred related to:
Current year	447,752	395,873	258,138
Prior year	(13,619)	(9,685)	(2,247)

Total incurred	434,133	386,188	255,891

Paid related to:
Current year	360,308	304,177	208,832
Prior year	57,270	55,349	42,837

Total paid	417,578	359,526	251,669

Other changes:
Acquisition and reserve transfers	—	8,992	—

Net balance end of year	124,658	108,103	72,449
Plus reinsurance	113,011	59,654	61,655

Balance end of year	$237,669	$167,757	$134,104

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

  Universal Life and Investment Products

        Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 3.0% to 12.6% and investment products ranged from 2.25% to 7.25% in 2007.

        The Company's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

        Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140, related to its equity indexed annuity product. SFAS No. 155 requires that the Company record the liability related to this block of business at fair value at each balance sheet date, with changes in the fair value recorded through earnings. Changes in this liability may be significantly affected by interest rate fluctuations.

        The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on our variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Future declines in the equity market would increase our GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB liability, as of December 31, 2007, was subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. As of December 31, 2007, our net GMDB liability held was $0.6 million.

        The Company also establishes liabilities for GMWBs on its variable annuity products. The GMWB liability is valued in accordance with SFAS No. 133 which requires the liability to be marked-to-market using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions, primarily about mortality and lapses, equity market and interest returns, and market volatility. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses.

  Property and Casualty Insurance Products

        Property and casualty insurance products include service contract business, surety bonds, residual value insurance, guaranteed asset protection ("GAP"), credit-related coverages, and inventory protection products. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to us as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

Reinsurance

        The Company uses reinsurance extensively in certain of its segments. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance:

        Reinsurance Accounting Methodology — The Company accounts for reinsurance under the provisions of SFAS No. 113. The methodology for accounting for the impact of reinsurance on the Company's life insurance and annuity products is determined by whether the specific products are subject to SFAS No. 60 or SFAS No. 97.

        The Company's traditional life insurance products are subject to SFAS No. 60 and the recognition of the impact of reinsurance costs on the Company's financial statements reflect the requirements of that pronouncement. Ceded premiums are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances is treated as an offset to direct amortization of deferred policy acquisition costs or value of business acquired ("VOBA"). Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

        The Company's short duration insurance contracts (primarily issued through the Asset Protection segment) are also subject to SFAS No. 60 and the recognition of the impact of reinsurance costs on the Company's financial statements also reflect the requirements of that pronouncement. Reinsurance allowances include such acquisition costs as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. Reinsurance allowances received are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

        The Company's universal life, variable universal life, bank-owned life insurance ("BOLI"), and annuity products are subject to SFAS No. 97 and the recognition of the impact of reinsurance costs on the Company's financial statements reflect the requirements of that pronouncement. Ceded premiums and policy fees on SFAS No. 97 products reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period. Commission and expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits according to SFAS No. 97. Unlike with SFAS No. 60 products, assumptions for SFAS No. 97 regarding mortality, lapses and interest are continuously reviewed and may be periodically changed. These changes will result in "unlocking" which change the balance in the ceded deferred amortization cost and can affect the amortization of deferred acquisition cost and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions for SFAS No. 97 products are based on the best current estimate of expected mortality, lapses and interest spread. The Company complies with AICPA Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which impacts the timing of direct and ceded earnings on certain blocks of the Company's SFAS No. 97 business.

        Reinsurance Allowances — The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and may or may not bear a relationship to the amount and incidence of expenses actually paid by the ceding company. Many of the Company's reinsurance treaties do, in fact, have ultimate renewal allowances that exceed the direct ultimate expenses. Additionally, allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. As a result, first year expenses paid by the Company may be higher than first year allowances paid by the reinsurer, and reinsurance allowances may be higher in later years than renewal expenses paid by the Company.

        The Company recognizes allowances according to the prescribed schedules in the reinsurance contracts, which may or may not bear a relationship to actual expenses incurred by the Company. A portion of these allowances is deferred while the non-deferrable allowances are recognized immediately as a reduction of other operating expenses. The Company's practice is to defer reinsurance allowances in excess of the ultimate allowance. This practice is consistent with the Company's practice of capitalizing direct expenses. While the recognition of reinsurance allowances is consistent with U.S. GAAP, in some cases non-deferred reinsurance allowances may exceed non-deferred direct costs, which may cause net other operating expenses to be negative.

        Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). The Company determines ultimate allowances as the final amount to be paid over the life of a contract after higher acquisition related expenses (whether first year or renewal) are completed. Ultimate reinsurance allowances are determined by the reinsurer and set by the individual contract of each treaty during the initial negotiation of each such contract. Ultimate reinsurance allowances and other treaty provisions are listed within each treaty and will differ between agreements since each reinsurance contract is a separately negotiated agreement. The Company uses the ultimate reinsurance allowances set by the reinsurers and contained within each treaty agreement to complete its accounting responsibilities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

        Amortization of Reinsurance Allowances — Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. The amortization pattern varies with changes in estimated gross profits arising from the allowances. DAC and VOBA on SFAS No. 60 policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact SFAS No. 60 amortization patterns. DAC and VOBA on SFAS No. 97 products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact SFAS No. 97 amortization patterns.

        Reinsurance Liabilities — Claim liabilities and policy benefits are calculated consistently for all policies in accordance with U.S. GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

        The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

        Components of Reinsurance Cost — The following income statement lines are affected by reinsurance cost:

          Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

          Benefits and settlement expenses include incurred claim amounts ceded and changes in policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

          Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances. Ceded amortization decreases reinsurance cost.

          Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts capitalized. Non-deferred reinsurance allowances decrease reinsurance cost.

        The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

Income Taxes

        The Company uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the marking to market value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

New Accounting Pronouncements

        Statement of Position 05-1.    Effective January 1, 2007, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Contract modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized DAC, unearned revenue and deferred sales charges must be written off. The Company recorded no cumulative effect adjustment related to this adoption and does not expect it to have a material impact on its ongoing financial position or results of operations.

        SFAS No. 155 — Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140.    Effective January 1, 2007, the Company adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments — an amendment of FASB Statements No. 133 and 140. SFAS No. 155 (1) permits fair value remeasurement for certain hybrid financial instruments that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest only ("IO") strips and principal only ("PO") strips are not subject to the requirements of SFAS No. 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (as amended), to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. The adoption of SFAS No. 155 resulted in a positive cumulative effect adjustment to opening retained earnings of approximately $2.0 million ($1.3 million net of taxes), related to the Company's equity indexed annuity product line.

        SFAS No. 156 — Accounting for Servicing of Financial Assets — an amendment of FASB Statement No. 140.    In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets — an amendment of FASB Statement 140. SFAS No. 156 amends SFAS No. 140, with respect to

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

the accounting for separately recognized servicing assets and servicing liabilities. SFAS No. 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. Additionally, SFAS No. 156 permits the choice of the amortization method or the fair value measurement method, with changes in fair value recorded in income, for the subsequent measurement for each class of separately recognized servicing assets and servicing liabilities. The statement is effective for fiscal years beginning after September 15, 2006, and therefore the Company adopted the standard effective January 1, 2007. This standard did not have a material impact on the Company's financial position or results of operations.

        FASB Interpretation No. 48.    Effective January 1, 2007, the Company adopted the provisions of FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in an income tax return and provides guidance on disclosure. Additionally, this interpretation requires, in order for us to recognize a benefit in our financial statements from a given tax position, that there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position. In making this analysis, the Company must assume that the taxing authority is fully informed of all of the facts regarding this issue. As a result of the implementation of FIN 48, the Company recognized a $0.6 million decrease in the liability for unrecognized income tax benefits, which was accounted for as an increase to the January 1, 2007 retained earnings balance. For additional information regarding FIN 48 and the effects on the Company's financial statements, see Note 14, Income Taxes.

        SFAS No. 157 — Fair Value Measurements.    In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. The standard will be effective for us beginning January 1, 2008. Relative to SFAS No. 157, the FASB proposed FASB Staff Positions (FSP) 157-a, 157-b, and 157-c. FSP 157-a amends SFAS No. 157 to exclude Financial Accounting Standards No. 13, Accounting for Leases, and its related interpretive accounting pronouncements that address leasing transactions, while FSP 157-b delays the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. FSP 157-c clarifies the principles in SFAS No. 157 on the fair value measurement of liabilities. Public comments on FSP 157-a and 157-b were due in January 2008, while public comments on FSP 157-c are due in February 2008. Based upon pronouncements issued to date, SFAS No. 157 is not expected to have a material impact on the Company's financial position or results of operations upon adoption.

        SFAS No. 158 — Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans — an amendment of FASB Statements No. 87, 88, 106, and 132(R).    In September 2006, the FASB issued SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, which amends SFAS No. 87, Employers' Accounting for Pension, SFAS No. 88, Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits, SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions, and SFAS No. 132(R), Employers' Disclosures About Pensions and Other Postretirement Benefits. SFAS No. 158 requires that the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

funded status of defined benefit postretirement plans be fully recognized on the statement of financial position, and requires the recognition of changes in the funded status of such plans in the year in which the changes occur through comprehensive income. Additionally, SFAS No. 158 requires an employer to measure the funded status of a plan as of the date of its year-end statement of financial position. SFAS No. 158 is effective for fiscal years ending after December 15, 2006 and therefore PLC and the Company has adopted this standard as of December 31, 2006. This standard was adopted prospectively, and as a result, prior periods were not restated. The adoption of this standard resulted in a net fund asset of $5.8 million related to PLC's defined benefit pension plan and a net fund liability of $25.2 million related to its unfunded excess benefits plan as of December 31, 2006.

        SFAS No. 159 — The Fair Value Option for Financial Assets and Financial Liabilities.    In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115. This standard permits entities to choose to measure eligible financial assets and financial liabilities at fair value. SFAS No. 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The standard will be effective for us beginning January 1, 2008. The Company does not expect to elect the fair value option for any financial assets or financial liabilities. As a result, the Company does not believe this standard will have a significant impact on its consolidated results of operations and financial position.

        SFAS No. 141R — Business Combinations.    In December of 2007, the FASB issued SFAS No. 141(R), Business Combinations. This standard is a revision to the original standard and continues the movement toward a greater use of fair values in financial reporting. It changes how business acquisitions are accounted for and will impact financial statements at the acquisition date and in subsequent periods. Further, certain of the changes will introduce more volatility into earnings and thus may impact a company's acquisition strategy. SFAS No. 141(R) will also impact the annual goodwill impairment test associated with acquisitions that close both before and after the effective date of this standard. Thus, companies that have goodwill from an acquisition that closed prior to the effective date of the Standard will need to understand the provisions of SFAS No. 141(R) regardless of whether they intend to have future acquisitions. This standard applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.

        SFAS No. 160 — Noncontrolling Interests in Consolidated Financial Statements.    In December of 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements. This standard applies to all entities that prepare consolidated financial statements, except not-for-profit organizations, but will affect only those entities that have an outstanding noncontrolling interest in one or more subsidiaries or that deconsolidate a subsidiary. This statement is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 (that is, January 1, 2009, for entities with calendar year-ends). The Company does not expect this standard to have a significant impact on its consolidated results of operations or financial position.

        SFAS No. 161 — Disclosures about Derivative Instruments and Hedging Activities.    In March of 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

interpretations, and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. This statement is effective for fiscal years and interim periods beginning after November 15, 2008. The standard will be effective for the Company beginning January 1, 2009. The Company is assessing the impact, if any, on its consolidated results of operations or financial position.

  Reclassifications

        Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowners' equity. Included in these reclassifications is a change in the Consolidated Statements of Cash Flows to remove the effects of policy fees assessed on universal life and investment products from financing activities. While this had no effect on total cash flow, for the year ended December 31, 2005, net cash provided by operating activities was decreased and net cash provided by financing activities was increased by $421.4 million.

3.    ACQUISITION ACTIVITY

  Chase Insurance Group Acquisition

        On July 3, 2006, the Company completed the acquisition contemplated by the Stock Purchase Agreement. Pursuant to that agreement with JPMorgan Chase & Co. ("JPMC") and two of its wholly owned subsidiaries (collectively, the "Sellers"), the Company and its subsidiary West Coast Life Insurance Company purchased from the Sellers the Chase Insurance Group, which consisted of five insurance companies that manufacture and administer traditional life insurance and annuity products and four related non-insurance companies (which collectively are referred to as the "Chase Insurance Group") for a net purchase price of $873.5 million. The Chase Insurance Group historically was headquartered in Elgin, Illinois, and offered primarily level premium term and other traditional life products, as well as fixed and variable annuity products. The Chase Insurance Group's results of operations were included in the Company's consolidated results of operations beginning July 3, 2006.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.    ACQUISITION ACTIVITY -- (Continued)

        This transaction was accounted for under the purchase method of accounting prescribed by FASB SFAS No. 141, Business Combinations. SFAS No. 141 requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The allocation of the $873.5 million aggregate purchase price to the specific identifiable tangible and intangible assets and liabilities is as follows:

Fair Value as of July 3, 2006
(Dollars In Thousands)
ASSETS
Investments	$6,784,023
Policy loans	380,608
Cash	392,493
Accrued investment income	88,069
Accounts and premiums receivable, net	14,342
Reinsurance receivable	1,093,633
Value of business acquired	739,856
Goodwill	32,007
Other assets	25,214
Intangible assets	3,200
Deferred tax asset	13,290
Assets related to separate accounts	110,073

Total assets	9,676,808
LIABILITIES
Policy liabilities and accrual	2,704,790
Annuity account balances	5,528,849
Other policyholders' funds	273,805
Other liabilities	161,309
Accrued income taxes	24,445
Liabilities related to separate accounts	110,073

Total liabilities	8,803,271
NET ASSETS ACQUIRED	$873,537

        The Chase Insurance Group acquisition was funded through the issuance of $200 million of capital securities (see Note 9, Debt and Other Obligations) together with cash. The capital securities will mature and become due and payable, together with any accrued and unpaid interest thereon, on June 30, 2066.

        Immediately after the closing of the acquisition, the Company entered into agreements with Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) ("CALIC") and Wilton Reassurance Company and Wilton Reinsurance Bermuda Limited (collectively, the "Wilton Re Group"), whereby CALIC reinsured 100% of the variable annuity business of the Chase Insurance Group and the Wilton Re Group reinsured approximately 42% of the other insurance business of the Chase Insurance Group. The Company received aggregate ceding commissions of approximately $330.5 million from these transactions.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.    ACQUISITION ACTIVITY -- (Continued)

        The $32.0 million of goodwill was assigned to the Acquisitions Segment. $114.5 million of goodwill is expected to be deductible for tax purposes.

        Certain of the reinsurance agreements with CALIC and the Wilton Re Group are in the form of modified coinsurance ("Modco") agreements. Certain of our investments supporting these agreements, consisting of primarily fixed income securities in designated portfolios, are designated as "trading securities" under U.S. GAAP. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are included in net income as realized investment gains (losses) as they occur. These amounts are substantially offset by changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements.

  Western General Acquisition

        On July 14, 2006, the Company completed the acquisition of the vehicle extended service contract business of Western General effective as of July 1, 2006. Western General, headquartered in Calabasas, California, is a provider of vehicle service contracts nationally, focusing primarily on the west coast market. In addition, Western General currently provides extended service contract administration for several automobile manufacturers and provides used car service contracts for a publicly-traded national dealership group.

        This transaction was accounted for under the purchase method of accounting prescribed by SFAS No. 141. Western General's results of operations are included in our consolidated results of operations beginning July 1, 2006. The purchase price for Western General was $33.0 million, and was subject to contingent consideration based on future performance. During 2007, a $4.3 million contingent payment was made related to the purchase of Western General, thereby increasing goodwill.

        The fair value of Western General's net assets acquired was $14.2 million. Goodwill of $18.8 million was originally recorded from the excess of purchase price over the fair value of Western General's net assets. This goodwill was allocated to the Asset Protection segment. The Company paid a premium over the fair value of Western General's net assets for a number of potential strategic and financial benefits that are expected to be realized as a result of the acquisition including, but not limited to, the following:

  •
  Expanded distribution network

  •
  Increased geographic presence

  •
  Broader product portfolio in core product lines

  •
  Additional administration capabilities

  •
  Greater size and scale with improved earnings diversification

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.    ACQUISITION ACTIVITY -- (Continued)

        SFAS No. 141 requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The following table summarizes the fair values of the net assets acquired as of the acquisition date:

Fair Value as of July 1, 2006
(Dollars In Thousands)
ASSETS
Investments	$18,571
Cash	1,873
Accrued investment income	114
Accounts and premiums receivable, net	16,924
Value of business acquired and other intangible assets	12,650
Goodwill	18,813
Property and equipment	450
Other assets	9,990
Income tax receivable	41
Deferred income taxes	2,735

Total assets	82,161
LIABILITIES
Policy liabilities and accrual	39,596
Other liabilities	9,607

Total liabilities	49,203
NET ASSETS ACQUIRED	$32,958

        The $18.8 million of goodwill was assigned to the Asset Protection Segment, and of this amount, approximately $10.4 million is expected to be deductible for tax purposes. During 2007, the goodwill amount was increased to $23.1 million as a result of contingent consideration related to the purchase.

  Pro forma Condensed Consolidated Results of Operations

        The following (unaudited) pro forma condensed consolidated results of operations assume that the acquisitions of both the Chase Insurance Group and Western General were completed as of January 1, 2006 and 2005:

	For The Year Ended December 31,
	2006	2005
	(Dollars In Thousands)
Revenue	$2,726,155	$2,444,131
Net income	$288,998	$279,087

        The pro forma information above is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS

        Major categories of net investment income for the years ended December 31 are summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Fixed maturities	$1,287,794	$1,071,256	$887,745
Equity securities	1,871	5,585	4,009
Mortgage loans	308,260	268,380	257,914
Investment real estate	3,784	384	2,361
Policy loans	51,271	44,940	34,741
Other	49,173	59,253	23,114

	1,702,153	1,449,798	1,209,884
Investment expenses	88,350	97,366	81,964

	$1,613,803	$1,352,432	$1,127,920

        Net realized investment gains (losses) for all other investments for the years ended December 31 are summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Fixed maturities	$(1,605)	$16,467	$36,764
Equity securities	5,900	289	(636)
Mark to market — Modco trading portfolio	(989)	66,363	—
Mortgage loans and other investments	1,498	18,745	1,806

	$4,804	$101,864	$37,934

        In 2007, gross gains on investments available for sale (fixed maturities, equity securities, and short-term investments) were $16.2 million, and gross losses were $11.9 million. In 2006, gross gains on investments available for sale (fixed maturities, equity securities, and short-term investments) were $56.6 million, and gross losses were $34.2 million. In 2005, gross gains were $76.4 million, and gross losses were $40.3 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

        The amortized cost and estimated market value of the Company's investments classified as available for sale at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
	(Dollars In Thousands)
2007
Fixed maturities:
Bonds
Mortgage-backed securities	$7,931,761	$45,625	$(91,701)	$7,885,685
United States Government and authorities	113,074	1,016	(5)	114,085
States, municipalities, and political subdivisions	34,302	4,348	(8)	38,642
Public utilities	1,636,084	40,442	(45,244)	1,631,282
Convertibles and bonds with warrants	231	39	(43)	227
All other corporate bonds	9,682,598	239,693	(253,780)	9,668,511
Redeemable preferred stocks	50	—	(8)	42

	19,398,100	331,163	(390,789)	19,338,474
Equity securities	54,311	5,172	(527)	58,956
Short-term investments	1,166	—	—	1,166

	$19,453,577	$336,335	$(391,316)	$19,398,596

2006
Fixed maturities:
Bonds
Mortgage-backed securities	$6,548,009	$37,734	$(63,547)	$6,522,196
United States Government and authorities	966,904	4,185	(4,959)	966,130
States, municipalities, and political subdivisions	76,135	1,842	(179)	77,798
Public utilities	1,575,015	44,526	(29,119)	1,590,422
Convertibles and bonds with warrants	231	11	(41)	201
All other corporate bonds	8,091,907	235,235	(97,109)	8,230,033
Redeemable preferred stocks	50	—	—	50

	17,258,251	323,533	(194,954)	17,386,830
Equity securities	73,237	7,171	(300)	80,108
Short-term investments	1,063,731	—	—	1,063,731

	$18,395,219	$330,704	$(195,254)	$18,530,669

        At December 31, 2007 and 2006, the Company had an additional $3.6 billion and $3.5 billion, respectively, of fixed maturities and $52.0 million and $302.7 million, respectively, of short-term investments classified as trading securities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

        The amortized cost and estimated market value of available for sale fixed maturities at December 31, 2007, by expected maturity, are shown as follows. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

	Estimated Amortized Cost	Estimated Market Value
	(Dollars In Thousands)
Due in one year or less	$617,958	$618,333
Due after one year through five years	3,991,740	4,064,499
Due after five years through ten years	5,371,568	5,298,002
Due after ten years	9,416,834	9,357,640

	$19,398,100	$19,338,474

        Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) our intent and ability to hold the investment until recovery, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance and continued viability of the issuer are significant measures considered. Once a determination has been made that a specific other-than-temporary impairment exists, a realized loss is recognized and the cost basis of the impaired asset is adjusted to its fair value. During 2006 and 2005, the Company recorded other-than-temporary impairments in our investments of $5.7 million and $11.8 million, respectively. There were no other-than- temporary impairments recorded during 2007. The following table shows the Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2007:

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
	(Dollars In Thousands)
Mortgage-backed securities	$2,266,805	$(56,344)	$2,408,705	$(35,358)	$4,675,510	$(91,702)
US government	376	(3)	627	(2)	1,003	(5)
States, municipalities, etc.	490	(1)	520	(7)	1,010	(8)
Public utilities	369,058	(22,968)	422,135	(22,276)	791,193	(45,244)
Convertibles bonds	0	0	45	(43)	45	(43)
Other corporate bonds	3,047,155	(152,790)	1,224,886	(100,989)	4,272,041	(253,779)
Equities	680	(156)	1,040	(379)	1,720	(535)

	$5,684,564	$(232,262)	$4,057,958	$(159,054)	$9,742,522	$(391,316)

        For mortgage-backed securities in an unrealized loss position for greater than 12 months, $8.4 million of the $35.4 million unrealized loss relates to securities issued in Company-sponsored

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

commercial loan securitizations. These losses relate primarily to market illiquidity as opposed to underlying credit concerns. Factors such as credit enhancements within the deal structures and the underlying collateral performance/characteristics support the recoverability of the investments. The public utilities category has gross unrealized losses greater than 12 months of $22.3 million, while the other corporate bonds category has gross unrealized losses greater than 12 months of $101.0 million at December 31, 2007. These losses relate primarily to the widening of credit spreads as treasury rates declined during the year. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered included credit ratings, the financial health of the investee, the continued access of the investee to capital markets, and other pertinent information including our ability and intent to hold these securities to recovery. The Company does not consider these unrealized loss positions to be other than temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until maturity or until the fair values of the investments have recovered.

        The following table shows the Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006:

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
	(Dollars In Thousands)
Mortgage-backed securities	$1,130,211	$(4,065)	$3,001,516	$(59,484)	$4,131,727	$(63,549)
US government	873,248	(3,923)	41,705	(1,036)	914,953	(4,959)
States, municipalities, etc.	1,617	(7)	1,087	(8)	2,704	(15)
Public utilities	347,289	(9,553)	349,402	(19,567)	696,691	(29,120)
Convertibles bonds	—	—	47	(41)	47	(41)
Other corporate bonds	1,510,840	(34,479)	1,360,403	(62,790)	2,871,243	(97,269)
Equities	147	(59)	3,360	(242)	3,507	(301)

	$3,863,352	$(52,086)	$4,757,520	$(143,168)	$8,620,872	$(195,254)

        At December 31, 2007 and 2006, the Company had bonds which were rated less than investment grade of $792.8 million and $318.9 million, respectively, having an amortized cost of $859.8 million and $325.1 million, respectively. Not included in these less than investment grade bonds at December 31, 2007 and 2006, are $39.0 million and $21.2 million, respectively, of trading securities. At December 31, 2007, approximately $26.1 million of the bonds rated less than investment grade were securities issued in Company-sponsored commercial mortgage loan securitizations. Approximately $268.1 million of the below investment grade bonds are not publicly traded.

        The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available for sale, for the years ended December 31 is summarized as follows:

	2007	2006	2005
	(Dollars In Thousands)
Fixed maturities	$(122,593)	$(112,231)	$(257,117)
Equity securities	(1,447)	554	2,032

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.    INVESTMENT OPERATIONS -- (Continued)

        The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires collateral of 102% of the market value of the loaned securities to be separately maintained. The loaned securities' market value is monitored, on a daily basis, with additional collateral obtained as necessary. At December 31, 2007, securities with a market value of $400.0 million were loaned under these agreements. As collateral for the loaned securities, the Company receives short-term investments, which are recorded in "short-term investments" with a corresponding liability recorded in "other liabilities" to account for our obligation to return the collateral. As of December 31, 2007, collateral related to these agreements equaled $410.1 million.

        At December 31, 2007, all of the Company's mortgage loans were commercial loans of which 65% were retail, 14% were office buildings, 10% were apartments, 8% were warehouses, and 3% were other. The Company specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's leased space represents more than 2.8% of mortgage loans. Approximately 74% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Texas, Georgia, Tennessee, Alabama, Florida, South Carolina, Utah, North Carolina, Indiana, Ohio, California, and Virginia. At December 31, 2007, the average mortgage loan was $2.2 million, and the weighted average interest rate was 6.25%. The largest single mortgage loan was $21.8 million.

        Many of the mortgage loans have call provisions between 3 and 10 years. Assuming the loans are called at their next call dates, approximately $55.5 million would become due in 2008, $505.7 million in 2009 through 2012, $764.0 million in 2013 through 2017, and $261.5 million thereafter.

        For several years the Company has offered a type of commercial mortgage loan under which it will permit a slightly higher loan-to-value ratio in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2007 and 2006, approximately $627.0 million and $493.0 million, respectively, of the Company's mortgage loans have this participation feature.

        At December 31, 2007 and 2006, the Company's problem mortgage loans (over sixty days past due) and foreclosed properties totaled $7.5 million and $15.8 million, respectively. Since our mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. At December 31, 2007 and 2006, the Company had an allowance for mortgage loan credit losses of $0.5 million and $0.5 million, respectively. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

        Certain investments, consisting of fixed maturities, equities, and investment real estate, with a carrying value of $8.1 million were non-income producing for the twelve months ended December 31, 2007.

        At December 31, 2007 and 2006, the Company had investments related to retained beneficial interests of mortgage loan securitizations of $929.1 million and $173.4 million, respectively. See Note 10, Commercial Mortgage Securitizations, for more information on the mortgage loan securitization the Company completed during 2007.

        Policy loan interest rates generally range from 3.0% to 12.0%.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESSES ACQUIRED

  Deferred policy acquisition costs

        The balances of and changes in DAC as of December 31, are as follows:

	2007	2006
	(Dollars In Thousands)
Balance, beginning of period	$2,033,710	$1,767,241
Capitalization of commissions, sales, and issue expenses	375,825	421,818
Amortization	(206,171)	(245,887)
Change in unrealized investment gains and losses	51,106	90,538
Other	(3,677)	—

Balance, end of period	$2,250,793	$2,033,710

  Value of businesses acquired

        The balances of and changes in VOBA as of December 31, are as follows:

	2007	2006
	(Dollars In Thousands)
Balance, beginning of period	$1,114,096	$436,455
Acquisitions	59,040	751,992
Amortization	(94,181)	(58,426)
Change in unrealized investment gains and losses	9,989	(16,052)
Other	11	127

Balance, end of period	$1,088,955	$1,114,096

        The expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2008	$90,035
2009	83,344
2010	77,593
2011	74,414
2012	65,402

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.    GOODWILL

        The changes in the carrying amount of goodwill by segment are as follows:

	Acquisitions	Asset Protection	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2005	$—	$38,782	$38,782
Goodwill acquired in current period acquisition	32,007	18,813	50,820
Contingent payment related to prior acquisition	—	236	236
Sale of subsidiary to parent	—	(14,308)	(14,308)

Balance as of December 31, 2006	32,007	43,523	75,530
Contingent payment related to prior acquisition	—	4,315	4,315
Purchase price adjustments	16,300	—	16,300
Tax benefit of excess tax goodwill	(3,566)	—	(3,566)

Balance as of December 31, 2007	$44,741	$47,838	$92,579

        During 2007, the Company increased its goodwill balance by approximately $16.3 million and $4.3 million respectively, related to the acquisitions of the Chase Insurance Group and Western General. The $3.6 million decrease in the Acquisitions segment relates to tax benefits realized during the year on the portion of tax goodwill in excess of GAAP basis goodwill. The $32.0 million increase in 2006 in goodwill in the Acquisitions segment is related to the Chase Insurance Group acquisition discussed in Note 3, Acquisition Activity. The $18.8 million increase in 2006 in goodwill in the Asset Protection segment is related to the Western General acquisition discussed in Note 3, Acquisition Activity. Goodwill also increased by $0.2 million in the Asset Protection segment in 2006 due to a contingent payment related to the purchase of a small subsidiary in a prior year.

7.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

        The Company issues variable universal life and variable annuity products through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our variable annuity products, various account value guarantees upon death. The most significant of these guarantees involve (a) return of the highest anniversary date account value, or (b) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest. The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 8.5%, mortality at 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table, lapse rates ranging from 2%-20% (depending on product type and duration), and an average discount rate of 6.5%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying consolidated statements of income.

        The variable annuity separate account balances subject to GMDB were $2.9 billion at December 31, 2007. The total guaranteed amount payable based on variable annuity account balances at December 31, 2007, was $134.2 million (including $112.4 million in the Annuities segment and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS -- (Continued)

$21.8 million in the Acquisitions segment), with a GMDB reserve of $0.6 million (including $0.3 million in the Annuities segment and $0.3 million in the Acquisitions segment). These amounts exclude the variable annuity business of the Chase Insurance Group which has been 100% reinsured to CALIC, under a Modco agreement. The guaranteed amount payable associated with these annuities was $26.9 million and is included in the Acquisitions segment. The average attained age of contract holders at December 31, 2007 was 60.

        Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) for the years ended December 31 was as follows:

	2007	2006	2005
	(Dollars In Thousands)
Beginning balance	$2,151	$2,437	$5,020
Incurred guarantee benefits	27	1,630	184
Less: Paid guarantee benefits	1,580	1,916	2,767

Ending balance	$598	$2,151	$2,437

        Account balances of variable annuities with guarantees invested in variable annuity separate accounts as of December 31 were as follows:

	2007	2006
	(Dollars In Thousands)
Equity mutual funds	$2,626,663	$2,508,422
Fixed income mutual funds	283,838	241,707

Total	$2,910,501	$2,750,129

        Certain of our fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain variable annuity contracts provide a sales inducement in the form of a bonus interest credit. In accordance with SOP 03-1, the Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

        Activity in our deferred sales inducement asset for the years ended December 31 was as follows:

	2007	2006	2005
	(Dollars In Thousands)
Deferred asset, beginning of period	$59,040	$39,311	$28,618
Amounts deferred	23,514	30,124	17,182
Amortization	(14,818)	(10,395)	(6,489)

Deferred asset, end of period	$67,736	$59,040	$39,311

8.    REINSURANCE

        The Company reinsures certain of the Company's risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.    REINSURANCE -- (Continued)

renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance, we reinsure a proportionate part of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies.

        Reinsurance ceded arrangements do not discharge us as the primary insurer. Ceded balances would represent a liability of the Company's in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of our reinsurers. At December 31, 2007, we had reinsured approximately 69.5% of the face value of our life insurance in force. The Company has reinsured approximately 31.8% of the face value of its life insurance in force with the following three reinsurers:

  •
  Swiss Re Life & Health America Inc.

  •
  Security Life of Denver Insurance Co. (currently administered by Scottish Re)

  •
  Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

        These reinsurers had a minimum Standard & Poor's rating of AA- and a minimum A. M. Best rating of A+ as of December 31, 2007. The Company has not experienced any credit losses for the years ended December 31, 2007, 2006, or 2005 related to these reinsurers. The Company set a limit on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. The Company's maximum retention for newly issued universal life products is $1,000,000.

        Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short-and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

        The following table presents the net life insurance in force as of December 31:

	2007	2006	2005
	(Dollars In Millions)
Direct life insurance in force	$747,423	$700,268	$443,923
Amounts assumed from other companies	17,759	24,226	23,210
Amounts ceded to other companies	(531,985)	(576,791)	(393,605)

Net life insurance in force	$233,197	$147,703	$73,528

Percentage of amount assumed to net	8%	16%	32%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.    REINSURANCE -- (Continued)

        The following table reflects the effect of reinsurance on life insurance premiums written and earned for the years ended December 31:

	2007	2006	2005
	(Dollars In Millions)
Direct premiums	$2,168	$1,739	$1,294
Reinsurance assumed	186	192	287
Reinsurance ceded	(1,483)	(1,211)	(1,047)

Net premiums	$871	$720	$534

Percentage of amount assumed to net	21%	27%	54%

        The Company has also reinsured accident and health risks representing $31.0 million, $41.4 million, and $43.9 million of premium income, while the Company has assumed accident and health risks representing $1.5 million, $4.4 million, and $4.1 million of premium income for 2007, 2006, and 2005, respectively. In addition, the Company reinsured property and casualty risks representing $71.4 million, $110.5 million, and $118.3 million of premium income, while the Company assumed property and casualty risks representing $14.2 million, $22.2 million, and $13.4 million of premium income for 2007, 2006, and 2005, respectively.

        In 2007 and 2006, policy and claim reserves relating to insurance ceded of $5.1 billion and $4.6 billion, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. At December 31, 2007 and 2006, the Company had paid $101.0 million and $51.7 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 2007 and 2006, the Company had receivables of $64.7 million and $65.7 million, respectively, related to insurance assumed.

        During 2006, the Company recorded $27.1 million of bad debt charges related to our Lender's Indemnity product line. These bad debt charges followed the bankruptcy filing related to CENTRIX Financial LLC ("CENTRIX"), the originator and servicer of the business, and are the result of the Company's assessment, based in part on facts discovered by an audit after the bankruptcy filing, of the inability of CENTRIX and an affiliated reinsurer to meet their obligations under the program. The product guarantees to the lender, primarily credit unions, the difference between a value calculated based on the estimated or actual market value of a vehicle and the outstanding balance of a loan in the event the vehicle is repossessed or sold because the loan is in default. The Company ceased offering the Lender's Indemnity product in 2003. In the short term, CENTRIX is expected to continue to operate as debtor in possession and service the outstanding loans. The Company has increased reserves for the remaining business based on the expectation that the frequency and severity of losses will be greater than previously assumed. These assumptions will be analyzed and updated as the business continues to run off.

        The Company's third-party reinsurance receivables amounted to $5.1 billion and $4.6 billion at December 31, 2007 and 2006, respectively. These amounts include ceded reserve balances and ceded

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.    REINSURANCE -- (Continued)

benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the amount attributable to significant reinsurance:

	As of December 31,
	2007		2006
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Swiss Re Life & Health America, Inc.	$532.9	A+	$517.9	A+
Security Life of Denver Insurance Co.	457.9	A+	387.0	A+
Lincoln National Life Insurance Co.	430.2	A+	358.3	A+
Transamerica Life Insurance Co.	389.6	A+	377.6	A+
Employers Reassurance Corp.	367.7	A-	440.9	A-
American United Life	293.6	A	304.6	A
Scottish Re (U.S.), Inc.	265.8	B	259.0	B+
RGA Reinsurance Co.	205.6	A+	219.7	A+
Canada Life Assurance Company	191.8	A+	185.2	A+
XL Life Ltd.	172.9	A	166.8	A+

        The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstance as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

        Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

        Most of the Company's ceded reserves are under contracts covering closed blocks of business reinsured on a coinsurance basis. Typically 10-20% of the liabilities are retained with the balance reinsured to a pool consisting of several reinsurers.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.    DEBT AND OTHER OBLIGATIONS

  Non-Recourse Funding Obligations

  Golden Gate Captive Insurance Company

  •
  Golden Gate Captive Insurance Company ("Golden Gate"), a special purpose financial captive insurance company wholly owned by the Company, has non-recourse funding obligations which were issued under a surplus notes facility established with certain purchasers through which Golden Gate had the option to issue up to an aggregate of $600 million of non-recourse funding obligations through June 2007. On December 20, 2007, Golden Gate increased by $200 million the capacity under the surplus notes facility to an aggregate of $800 million of non-recourse funding. The non-recourse funding obligations are direct financial obligations of Golden Gate and are not guaranteed by the Company or PLC. The non-recourse obligations are represented by surplus notes that were issued to fund statutory reserves required by the Valuation of Life Insurance Policies Regulation ("Regulation XXX"). Any payment of principal, including by redemption, or interest on the Notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing order and in accordance with applicable law. Under the terms of the notes, the holders of the notes cannot require repayment from PLC, the Company, or any of the Company's other subsidiaries, other than Golden Gate, the direct issuer of the notes, although we have agreed to indemnify Golden Gate for certain costs and obligations (which obligations do not include payment of principal and interest on the notes). In addition, PLC has entered into certain support agreements with Golden Gate obligating PLC to make capital contributions to Golden Gate or provide support related to certain of Golden Gate's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate.

  •
  Golden Gate Captive Insurance Company pays monthly interest on its non-recourse funding obligations issued to finance XXX excess reserve requirements. The interest rate payable is equal to one month LIBOR plus a defined spread. The maximum rate Golden Gate could be required to pay under these obligations is LIBOR plus 425 basis points.

  Golden Gate II Captive Insurance Company

  •
  During July 2007, Golden Gate II Captive Insurance Company ("Golden Gate II"), a special purpose financial captive insurance company wholly owned by the Company, issued $575 million in aggregate principal amount of floating rate surplus notes due July 15, 2052 (the "Notes"). Golden Gate II has received contingent regulatory approval to issue additional series of its floating rate surplus notes up to an aggregate of $675 million principal amount of surplus notes (including the Notes). The Notes are direct financial obligations of Golden Gate II and were issued to fund statutory reserves required by Regulation XXX, as clarified by Actuarial Guideline 38 (commonly known as "AXXX").

  •
  Golden Gate II has reinsured from the Company certain universal life insurance policies with secondary guarantees on a combination coinsurance and modified coinsurance basis. The Notes were sold for deposit into certain Delaware trusts (the "Trusts") that issued money market securities and term securities that reset relating to money market securities after a specified period (the "Securities"). The holders of Notes cannot require repayment from the Company, PLC or any of their affiliates, other than Golden Gate II, the direct issuer of the Notes. PLC has agreed, under certain circumstances, to make certain liquidity advances to the Trusts not in

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.    DEBT AND OTHER OBLIGATIONS -- (Continued)

    excess of specified amounts of assets held in a reinsurance trust of which the Company is the beneficiary and Golden Gate II is the grantor in the event that the Trusts do not have sufficient funds available to fully redeem the Securities at the stated maturity date. PLC obligation to make any such liquidity advance is subject to it having a first priority security interest in the residual interest in such reinsurance trust and in the Notes.

  •
  Golden Gate II will pay interest on the principal amount of the Notes on a monthly basis, subject to regulatory approval. Any payment principal of, including by redemption, or interest on the Notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of Golden Gate II's licensing order and in accordance with applicable law. The holders of the Notes have no rights to accelerate payment of principal on the Notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Golden Gate II reserves the right to repay the Notes at any time, subject to the terms of the Notes and prior regulatory approval.

  •
  The Company has experienced higher borrowing costs associated with certain of the non-recourse funding obligations supporting the business reinsured to Golden Gate II. These higher costs are the result of higher interest costs associated with the illiquidity of the current market for auction rate securities, as well as a negative watch placed on our guarantor by certain rating agencies. The maximum rate we could be required to pay under these obligations is LIBOR plus 200 basis points.

        Including the Golden Gate II notes mentioned above, we (including wholly owned and consolidated subsidiaries) have issued a total of approximately $1.4 billion of non-recourse funding obligations as of December 31, 2007. The following table shows the non-recourse funding obligations outstanding as of December 31, 2007, listed by issuer:

Issuer	Balance	Maturity Year	Year to Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company	$800,000	2037	6.66%
Golden Gate II Captive Insurance Company	575,000	2052	5.87%

Total	$1,375,000

  Other Obligations

        The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

  Interest Expense

        Interest expense on other obligations, non-recourse funding obligations, and other temporary borrowings totaled $64.1 million, $20.3 million, and $10.6 million in 2007, 2006, and 2005, respectively. The increase in interest on other obligations was primarily due to the July 2007 Golden Gate II

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.    DEBT AND OTHER OBLIGATIONS -- (Continued)

issuance of $575 million of surplus notes and the additional Golden Gate 2007 issuance of $375 million of surplus notes.

10.    COMMERCIAL MORTGAGE SECURITIZATIONS

  2007 Commercial Mortgage Securitization

        On December 19, 2007, subsidiaries of the Company entered into agreements providing for the securitization of $1.0 billion of commercial and multifamily real estate mortgage loans. The loans were previously originated by the Company, and were sold to a subsidiary, Protective Finance Corporation ("PFC"), on December 1, 2007. PFC transferred the mortgage loans to a trust fund in exchange for twenty-six classes of pass-through certificates representing, in the aggregate, the entire beneficial interest of the trust fund. The certificates are direct financial obligations of the trust fund and are not guaranteed by the Company, PLC, PFC or their affiliates.

        Pursuant to a Certificate Purchase Agreement dated December 7, 2007 among PFC, the Company and a third party initial purchaser, PFC, sold one class of certificates with a certificate balance of $218.3 million to the initial purchaser, and the initial purchaser resold such certificates in one or more private offerings. The remaining classes of certificates, reflecting a par value of $797.7 million, were transferred from PFC to the Company in exchange for the mortgage loans. The Company recorded a $6.8 million loss on the tranche that was sold to an external party. As of December 31, 2007, the Company's retained securities had a fair value of $775.2 million.

        Following the mortgage securitization transaction, the Company retained responsibility for servicing the mortgage loans, and, as such, is entitled to receive an ongoing fee. There were no servicing assets or liabilities recorded as the benefits of servicing the assets were adequate to compensate for the servicing responsibilities.

        The Company retained an interest in the securitized mortgage loans. These retained interests were initially recognized using their respective allocated cost basis (based on their relative fair value) on the date of transfer. Any gain or loss depends in part on the previous carrying amount of the financial assets involved in the transfer, allocated between the assets sold and the retained interest based on their relative fair value at the date of transfer.

        Retained interests are recorded at fair value and included in securities available for sale. Subsequent adjustments to fair value are recorded through other comprehensive income. Quoted market prices for these assets are generally not available, so the Company estimates fair value based on the present value of expected future cash flows using management's best estimates of the key assumptions: (i) discount rates commensurate with the inherent risks of the asset, (ii) prepayment speeds, and (iii) anticipated credit losses. The retained interest in the securitized mortgage loans may be subject to prepayment and interest rate risks. On a quarterly basis, the Company updates these values. Management will periodically review the historical performance of the mortgage loans and the assumptions used to project future cash flows. Assumptions will be revised if this analysis of past performance and future expectations dictates. The present value of cash flows will then be recalculated based on the revised assumptions.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.    COMMERCIAL MORTGAGE SECURITIZATIONS -- (Continued)

        Key assumptions used in measuring the fair value of retained interests at the date of securitization were as follows:

Discount Rate	5.4% to 30.0%
Weighted-average life	3.0 to 25.7 years

        As of December 31, 2007, the total principal amount outstanding of mortgage loans under securitization and held by the trust was approximately $1.0 billion. There were no delinquencies as of December 31, 2007. In addition, there were no credit losses for the year ended December 31, 2007.

  Prior Commercial Mortgage Securitizations

        Between 1996 and 1999, the Company securitized $1.4 billion of its mortgage loans. The Company sold the senior tranches while retaining the subordinate tranches. The Company continues to service the securitized mortgage loans. The market value of the retained securities from these previous securitizations equaled approximately $151.9 million as of December 31, 2007.

11.    COMMITMENTS AND CONTINGENT LIABILITIES

        The Company leases administrative and marketing office space in approximately 20 cities including Birmingham, with most leases being for periods of three to ten years. The aggregate annualized rent is approximately $6.7 million. The following is a schedule by year of future minimum rental payments required under these leases:

Years	Amount
(Dollars In Thousands)
2008	$6,675
2009	5,946
2010	5,456
2011	4,461
2012	2,952
Thereafter	7,112

        Additionally, the Company leases a building contiguous to its home office. The lease extends to January 2014. At the end of the lease term, the Company may purchase the building for approximately $75 million. The following is a schedule by year of future minimum rental payments required under this lease:

Years	Amount
(Dollars In Thousands)
2008	$4,028
2009	4,039
2010	4,006
2011	4,006
2012	4,028
Thereafter	79,017

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.    COMMITMENTS AND CONTINGENT LIABILITIES -- (Continued)

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

        A number of civil jury verdicts have been returned against insurers, broker dealers, and other providers of financial services involving sales refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. The Company, like other financial service companies, in the ordinary course of business, is involved in such litigation and arbitration. Although we cannot predict the outcome of any such litigation or arbitration, the Company does not believe that any such outcome will have a material impact on the financial condition or results of the operations of the Company.

        As of December 31, 2007 and 2006, the Company had outstanding mortgage loan commitments of $861.7 million at an average rate of 6.31%, and $995.6 million, at an average rate of 6.26%.

12.    SHAREOWNERS' EQUITY AND STOCK-BASED COMPENSATION

        PLC owns all of the 2,000 shares of preferred stock issued by the Company's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2007, 2006, and 2005, PL&A paid no dividends to PLC on its preferred stock.

        PLC has an Employee Stock Ownership Plan ("ESOP"). On December 1, 1990, the Company transferred to the ESOP 520,000 shares of PLC's common stock held by it in exchange for a note. The outstanding balance of the note, $0.9 million at December 31, 2007, is accounted for as a reduction to shareowners' equity. The stock is used to match employee contributions to PLC's 401(k) and Stock Ownership Plan ("401(k) Plan") and to provide other employee benefits. The ESOP shares are dividend paying, and dividends are used to pay the ESOP's note to the Company.

        Since 1973, PLC has had stock-based incentive plans to motivate management to focus on PLC's long-range performance through the awarding of stock-based compensation. Under plans approved by share owners in 1997 and 2003, up to 6,500,000 PLC shares may be issued in payment of awards. Certain Company employees participate in PLC's stock-based incentive plans and receive stock appreciation rights ("SARs") from PLC.

        The criteria for payment of performance awards is based primarily upon a comparison of PLC's average return on average equity (for 2006 and 2007 awards) or average return on average equity and total rate of return over a four-year period for previous awards (earlier upon the death, disability, or

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.    SHAREOWNERS' EQUITY AND STOCK-BASED COMPENSATION -- (Continued)

retirement of the executive, or in certain circumstances, upon a change in control of PLC) to that of a comparison group of publicly held life and multi-line insurance companies. If PLC's results are below the median of the comparison group (40th percentile for 2006 and 2007 awards), no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of PLC Common Stock.

        Performance shares awarded in 2007, 2006, 2005, 2004, and 2003, and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
2007	66,100	$2,900
2006	136,030	6,500
2005	120,540	4,600
2004	125,670	4,600
2003	148,730	3,900

        Performance shares are equivalent in value to one share of PLC Common Stock times the award earned percentage payout. In the past, PLC has also issued performance-based stock appreciation rights ("P- SARs"). P-SARs convert to the equivalent of one stock appreciation right ("SARs") if earned times the award percentage payout. The P-SARs, once converted to SARs, expire 10 years after the grant date. At December 31, 2007, the total outstanding performance shares related to these performance-based plans measured at maximum payouts were 597,989 shares.

        Between 1996 and 2007, SARs were granted (in addition to the P-SARs discussed above) to certain officers of PLC to provide long-term incentive compensation based solely on the performance of PLC's Common Stock. The SARs are exercisable either in four equal annual installments beginning one year after the date of grant or after five years depending on the terms of the grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted average base price for 2005, 2006, and 2007 is as follows:

	Weighted-Average Base Price	No. of SARs
Balance at December 31, 2004	$25.01	1,567,943
SARs granted	41.05	119,400
SARs exercised/forfeited	21.19	(220,133)

Balance at December 31, 2005	26.89	1,467,210

SARs granted	47.36	81,970
SARs exercised/forfeited	23.99	(393,234)

Balance at December 31, 2006	29.33	1,155,946

SARs granted	43.50	224,400
SARs exercised/forfeited	28.43	(117,642)

Balance at December 31, 2007	$31.98	1,262,704

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.    SHAREOWNERS' EQUITY AND STOCK-BASED COMPENSATION -- (Continued)

        The outstanding SARs at December 31, 2007, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$22.31	432,359	3	432,359
32.00	375,000	5	375,000
26.49	65,000	6	0
41.05	111,700	8	18,350
48.60	38,400	9	9,600
45.70	35,070	9	35,070
43.46	199,677	10	0
48.05	3,000	10	0
41.12	2,500	10	0

        The SARs issued in 2006 and 2007 had estimated fair values at grant date of $1.0 million and $2.5 million, respectively. These fair values were estimated using a Black-Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2006 SARs were as follows: expected volatility ranged from 15.5% to 32.5%, a risk-free interest rate ranging from 4.6% to 5.0%, a dividend rate of 1.7%, a zero forfeiture rate, and the expected exercise date ranged from 2011 to 2014. Assumptions used in the model for the 2007 SARs were as follows: expected volatility ranged from 16.2% to 31.0%, a risk-free interest rate ranging from 4.2% to 4.6%, a dividend rate of 2.0%, a zero forfeiture rate and the expected exercise date ranged from 2012 to 2015. PLC will pay an amount in stock equal to the difference between the specified base price of PLC's Common Stock and the market value at the exercise date for each SAR.

        Additionally during 2007, PLC issued 30,250 restricted stock units at a fair value of $43.46 per unit. These awards, with a total fair value of $1.3 million, vest over a three year period.

        PLC recognizes all stock based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by PLC for its stock-based compensation plans was $5.8 million, $0.5 million, and $6.1 million in 2007, 2006, and 2005, respectively. PLC's obligations of its stock-based compensation plans that are expected to be settled in shares of PLC's Common Stock are reported as a component of PLC's shareowners' equity, net of deferred taxes.

        At December 31, 2007, approximately $2.0 billion of consolidated shareowners' equity, excluding net unrealized gains and losses on investments, represented net assets of the Company and its subsidiaries that cannot be transferred to PLC in the form of dividends, loans, or advances. In addition, the Company and its subsidiaries are subject to various state statutory and regulatory restrictions on their ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by the Company for 2007 is estimated to be $350.5 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS

  Defined Benefit Pension Plan and Unfunded Excess Benefits Plan

  •
  PLC sponsors a defined benefit pension plan covering substantially all of our employees. The plan is not separable by affiliates participating in the plan. Benefits are based on years of service and the employee's highest thirty-six consecutive months of compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of ERISA plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. PLC has not yet determined what amount, if any, it will fund in 2008.

  •
  PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law. PLC estimates that it will contribute $2.3 million to this plan in 2008.

        As discussed in Note 2, Summary of Significant Accounting Policies, in September 2006, the FASB issued SFAS No. 158, which requires that the funded status of defined benefit postretirement plans be fully recognized on the statement of financial position, and requires the recognition of changes in the funded status of such plans in the year in which the changes occur through comprehensive income. PLC adopted SFAS No. 158 prospectively as of December 31, 2006, and as a result, prior periods were not restated. The adoption of this standard resulted in a net fund asset of $5.8 million related to PLC's defined benefit pension plan and a net fund liability of $25.2 million related to PLC's unfunded excess benefits plan as of December 31, 2006. The incremental effect of applying SFAS No. 158 effective December 31, 2006, on the individual line items in PLC's Consolidated Balance Sheet is as follows:

	Before Application of SFAS No. 158	Adjustments	After Application of SFAS No. 158
	(Dollars In Thousands)
Other assets	$195,344	$(29,688)	$165,656
Total assets	39,824,982	(29,688)	39,795,294
Other liabilities	1,321,449	1,926	1,323,375
Deferred income taxes	385,551	(11,065)	374,486
Total liabilities	37,491,358	(9,139)	37,482,219
Accumulated other comprehensive income:
Minimum pension liability adjustments, net of income tax	(2,471)	(20,549)	(23,020)
Total accumulated other comprehensive income, net of income tax	32,980	(20,549)	12,431
Total shareowners' equity	2,333,624	(20,549)	2,313,075

        Effective January 1, 2008, PLC made the following changes to its Defined Benefit Pension Plan. These changes have been reflected in the computations within this note.

  •
  Employees hired after December 31, 2007, will receive benefits under a cash balance plan.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

  •
  Employees active on December 31, 2007 with age plus vesting service less than 55 years will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

  •
  Employees active on December 31, 2007 with age plus vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

  •
  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

        PLC uses a December 31 measurement date for all its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of the PLC's defined benefit pension plan and unfunded excess benefits plan at December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31.

	Defined Benefit Pension Plan		Unfunded Excess Benefits Plan
	2007	2006	2007	2006
	(Dollars In Thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$119,414	$111,295	$25,220	$23,810
Service cost	7,668	7,774	765	771
Interest cost	7,592	6,731	1,602	1,424
Amendments	(5,126)	—	95	—
Actuarial (gain) or loss	2,047	(4,059)	1,955	489
Special termination benefits	—	—	70	—
Benefits paid	(2,810)	(2,327)	(1,238)	(1,274)

Benefit obligation at end of year	128,785	119,414	28,469	25,220

Change in plan assets:
Fair value of plan assets at beginning of year	125,178	113,721	—	—
Actual return on plan assets	6,453	13,784	—	—
Employer contributions	—	—	1,238	1,274
Benefits paid	(2,810)	(2,327)	(1,238)	(1,274)

Fair value of plan assets at end of year	128,821	125,178	—	—

Reconciliation of Funded Status — Before SFAS 158:
Funded status		5,764	—	(25,220)
Unrecognized net actuarial loss		28,640	—	6,424
Unrecognized prior service cost		1,048	—	—

Prepaid (accrued) benefit cost		35,452	—	(18,796)

Amounts Recognized in the Balance Sheet:
Prepaid (accrued) benefit cost		35,452	—	(22,771)
Accumulated other comprehensive income		—	—	3,975

Net amount recognized		35,452	—	(18,796)

Increase in minimum liability included in other comprehensive income		—	—	522

Accumulated benefit obligation		101,097	—	22,771
Fair value of assets		125,178	—	—

Unfunded accumulated benefit obligation		$—	$—	$(22,771)

After Reflecting SFAS 158:
Funded status	36	5,764	—	(25,220)

Amounts Recognized in the Balance Sheet:
Other assets	36	5,764	—	—
Other liabilities	—	—	—	(25,220)

Amounts Recognized in Accumulated Other Comprehensive Income:
Net actuarial loss	31,730	28,640	7,764	6,424
Prior service cost	(4,209)	1,048	95	—

Net transition asset	$27,521	$29,688	$7,859	$6,424

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

        Weighted-average assumptions used to determine the benefit obligations as of December 31 were as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefits Plan
	2007	2006	2007	2006
Discount rate	6.16%	5.90%	6.16%	5.90%
Rate of compensation increase	3.75	3.75	4.75	4.75

        The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

        Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2007	2006	2005	2007	2006	2005
Discount rate	5.90%	5.63%	5.75%	5.90%	5.63%	5.75%
Rates of compensation increase	3.75	3.75	3.75	4.75	4.75	4.75
Expected long-term return on plan assets	8.25	8.25	8.25	N/A	N/A	N/A

        Components of the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2007	2006	2005	2007	2006	2005
	(Dollars In Thousands)
Service cost — Benefits earned during the period	$7,668	$7,774	$5,950	$765	$771	$629
Interest cost on projected benefit obligation	7,592	6,731	5,922	1,602	1,424	1,276
Expected return on plan assets	(9,923)	(9,647)	(8,371)	—	—	—
Amortization of prior service cost	193	196	214	—	—	14
Amortization of actuarial losses	2,366	2,992	2,647	616	544	372

Preliminary net periodic benefit cost	7,896	8,046	6,362	2,983	2,739	2,291
Special termination benefits under FAS 88	—	—	—	70	—	—

Total benefit cost	$7,896	$8,046	$6,362	$3,053	$2,739	$2,291

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

        The estimated net actuarial loss, prior service cost, and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2008 are as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
Net actuarial loss	$1,823	$549
Prior service cost	(436)	11
Transition obligation	—	—

        Plan assets of PLC's defined benefit pension plan by category as of December 31 were as follows:

Asset Category	Target Allocation for 2008	2007	2006
Cash and cash equivalents	2.0%	2.8%	2.8%
Equity securities	60.0	67.4	68.2
Fixed income	38.0	29.8	29.0

Total	100.0%	100.0%	100.0%

        Prior to July 1999, upon an employee's retirement, a distribution from pension plan assets was used to purchase a single premium annuity from the Company in the retiree's name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash and cash equivalents. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees.

        PLC's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

        The plan's equity assets are invested in a domestic equity index collective trust managed by Northern Trust Corporation. The plan's cash equivalents are invested in a collective trust managed by Northern Trust Corporation. The plan's fixed income assets are invested in a group annuity contract with PLC.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

        Estimated future benefit payments under the defined benefit pension plan are as follows:

Years	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
	(Dollars In Thousands)
2008	$8,815	$2,326
2009	9,019	2,199
2010	9,957	2,146
2011	10,381	2,028
2012	11,248	2,172
2013-2017	64,442	15,467

  Other Postretirement Benefits

        In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2007 and 2006, the accumulated postretirement benefit obligation associated with these benefits was $1.5 and $1.6 million, respectively. For a closed group of retirees over age 65, PLC provides a prescription drug benefit. At December 31, 2007 and 2006, PLC's liability related to this benefit was $0.1 million and $0.1 million, respectively. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

        Life insurance benefits for retirees from $9,000 up to a maximum of $75,000 are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance. As of December 31, 2007 and 2006, the accumulated postretirement benefit obligation associated with these benefits was $6.5 million and $5.4 million, respectively.

  401(k) Retirement Plan

        PLC sponsors a 401(k) Plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code. Employees may contribute up to 25% of their annual compensation to the 401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($15,500 for 2007). PLC matches employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately. If PLC's financial performance achieves certain goals set by PLC's Board of Directors, certain employees who are not otherwise under a bonus or sales incentive plan may receive an extra profit sharing contribution in stock of up to 3% of base pay. Eligible employees may receive this contribution even if they are not contributing their own money to the 401 (k) Plan. The profit sharing contribution will be discontinued after the 2007 Plan year.

        PLC has established an ESOP to match voluntary employee contributions to PLC's 401(k) Plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP's note payable to the Company less dividends on shares held by the ESOP. All shares held by the ESOP are treated as outstanding for purposes of computing earnings per share. At December 31, 2007, PLC had committed approximately 111,000 shares (approximately 99,000 shares to be released from the ESOP and 12,000 shares to be reissued from treasury) to fund

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.    EMPLOYEE BENEFIT PLANS -- (Continued)

the 401(k) Plan match. The expense recorded by PLC for these employee benefits was $1.8 million, $0.5 million, and $1.9 million in 2007, 2006, and 2005, respectively.

        Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006, with respect to the 2005 plan year. The expense recorded by PLC for this employee benefit was $0.2 million and $0.4 million, respectively, in 2007 and 2006.

  Deferred Compensation Plan

        PLC has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, common stock equivalents, or a combination thereof. PLC may, from time to time, reissue treasury shares or buy in the open market shares of common stock to fulfill its obligation under the plans. At December 31, 2007, the plans had 1,017,426 shares of common stock equivalents credited to participants. PLC's obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of the PLC's common stock, in which case they are reported as a component of shareowners' equity.

14.    INCOME TAXES

        The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Years Ended December 31,
	2007	2006	2005
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt income	(2.0)	(1.7)	(1.7)
Intercompany gain on sale of affiliate	0.0	1.6	0.0
Other	1.3	1.2	0.1
State income tax	1.9	0.8	1.4

Effective income tax rate	36.2%	36.9%	34.8%

        The provision for federal income tax in these financial statements differs from the amounts of income tax expense per the income tax returns for the same years due to certain revenue and expense items that are reported in these statements in years that are different from the years in which they are reported in the returns.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.    INCOME TAXES -- (Continued)

        The components of the Company's income tax expense related to income before the cumulative effect of a change in accounting principle for the years ended December 31 are as follows:

	2007	2006	2005
	(Dollars In Thousands)
Income tax expense per the income tax returns:
Federal	$(48,059)	$19,888	$16,318
State	754	(620)	2,717

Total current	$(47,305)	$19,268	$19,035

Deferred income tax expense:
Federal	$182,451	$130,009	$103,187
State	8,377	5,588	3,337

Total deferred	$190,828	$135,597	$106,524

        The components of the Company's net deferred income tax liability as of December 31 were as follows:

	2007	2006
	(Dollars In Thousands)
Deferred income tax assets:
Policy and policyholders liability reserves	$319,988	$450,461
Intercompany losses	46,052	34,657
Invested assets (other than unrealized gain)	5,172	12,793
Unrealized losses on investments	33,491	—
Deferred compensation	6,233	4,725
Other	31,788	25,710

	442,724	528,346

Deferred income tax liabilities:
Deferred policy acquisition costs	954,126	890,481
Unrealized gains on investments	—	19,716

	954,126	910,197

Net deferred income tax liability	$511,402	$381,851

        Under pre-1984 U.S. tax law, a significant amount of our taxable income was not currently taxed. Instead, it was accumulated in a memorandum, or policyholders' surplus, account. Such income was subject to taxation only when it was either distributed or accumulated in excess of certain prescribed limits. The $70.5 million balance in our policyholders' surplus account as of December 31, 2003 has been carried forward without change since that date. Legislation was enacted in 2004 which permitted a life insurance company to reduce, during 2005 and 2006, its policyholders' surplus account balances without such reductions being subject to taxation. During 2006, the Company followed this legislation and reduced its policyholders' surplus account balances to zero.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.    INCOME TAXES -- (Continued)

        The Company's income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations. At December 31, 2007 and 2006, $(126.4) million and $(125.4) million, respectively, were (due from)/payable to PLC for income tax liabilities.

        Effective January 1, 2007, the Company adopted the provisions of FIN 48. As a result of this adoption, the Company recognized a $0.6 million decrease in the liability for unrecognized tax benefits, which was accounted for as an increase to the January 1, 2007, retained earnings balance. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
(Dollars In Thousands)
Balance at January 1, 2007	$21,425
Additions for tax positions of the current year	1,373
Additions for tax positions of prior years	1,242
Reductions of tax positions of prior years for:
Changes in judgment	—
Settlements during the period	—
Lapses of applicable statute of limitations	(2,257)

Balance at December 31, 2007	$21,783

        Included in the balance above as of December 31, 2007 are approximately $18.2 million of unrecognized tax benefits for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductions. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective tax rate at December 31, 2007 is approximately $3.6 million.

        Any accrued interest and penalties related to the unrecognized tax benefits have been included in income tax expense. The company has approximately $4.5 million of accrued interest associated with unrecognized tax benefits as of December 31, 2007 (before taking into consideration the related income tax benefit that is associated with such an expense).

        Using the information available as of December 31, 2007, the Company believes that in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to U.S. federal, state, and local income tax examinations by taxing authorities for tax years that began before 2004.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.    SUPPLEMENTAL CASH FLOW INFORMATION

        The following table sets forth supplemental cash flow information for the years ended December 31:

	2007	2006	2005
	(Dollars In Thousands)
Cash paid during the year:
Interest on debt	$62,550	$19,899	$10,497
Income taxes	(24,028)	81,193	112,688
Noncash investing and financing activities:
Common dividend		54,090
Change in collateral for securities lending transactions	(25,234)	105,310	(195,175)
Capital contributions from PLC	—	21,464	—

        Total cash interest paid on debt during 2007 was $62.6 million. Of this amount, $52.3 million related to interest on non-recourse funding obligations, $8.5 million related to interest on reverse repurchases, and $1.8 million related to other interest.

        During the fourth quarter of 2006, the Company received, through a series of dividends from its direct and indirect wholly owned subsidiaries, Lyndon Insurance Group, Inc. and First Protection Company, a promissory note in the principal amount of $54.0 million. This promissory note arose out of the sale, at fair market value, by First Protection Company to PLC all of the outstanding stock of First Protection Corporation. This created an increase in additional-paid-in capital for the Company of $21.4 million. Subsequent to the receipt of this dividend, the Company declared and paid an ordinary dividend in the form of the $54.1 million note, including accrued interest to its sole shareholder, PLC in 2006.

16.    RELATED PARTY TRANSACTIONS

        The Company leases furnished office space and computers to affiliates. Lease revenues were $2.9 million in 2007, $2.9 million in 2006, and $0.2 million in 2005. The Company purchases data processing, legal, investment, and management services from affiliates. The costs of such services were $144.4 million, $33.1 million, and $101.7 million in 2007, 2006, and 2005, respectively. Commissions paid to affiliated marketing organizations of $0.4 million and $0.1 million in 2006 and 2005, respectively, were included in deferred policy acquisition costs.

        Certain corporations with which PLC's directors were affiliated paid the Company premiums and policy fees or other amounts for various types of insurance and investment products. Such premiums, policy fees, and other amounts totaled $12.7 million, $10.2 million, and $9.0 million in 2007, 2006, and 2005, respectively. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $1.8 million, $2.8 million, and $2.2 million in 2007, 2006, and 2005, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.    STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

        Financial statements prepared in conformity with U.S. GAAP differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred; (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions; (c) deferred income taxes are not subject to statutory limitations as to amounts recognized and are recognized through earnings as opposed to being charged to shareowners' equity; (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to shareowners' equity; (e) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets); (f) certain items of interest income, such as mortgage and bond discounts, are amortized differently; and (g) bonds are recorded at their market values instead of amortized cost.

        Statutory net income of the Company amounted to $350.9 million, $451.5 million, and $41.6 million for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus of Protective Life amounted to $1,799.3 million and $1,388.4 million at December 31, 2007 and 2006, respectively.

        As of December 31, 2007, the Company and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $54.7 million.

18.    ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

        The carrying amounts and estimated fair values of our financial instruments at December 31 are as follows:

	2007		2006
	Carrying Amounts	Fair Values	Carrying Amounts	Fair Value
	(Dollars In Thousands)
Assets (see Notes 1 and 4):
Investments:
Fixed maturities	$22,943,110	$22,943,110	$20,923,891	$20,923,891
Equity securities	64,226	64,226	80,108	80,108
Mortgage loans on real estate	3,275,678	3,479,499	3,880,028	3,981,898
Short-term investments	1,218,116	1,218,116	1,366,467	1,366,467
Cash	106,507	106,507	37,419	37,419
Liabilities (see Notes 1 and 4):
Stable value product account balances	5,046,463	5,125,667	5,513,464	5,511,717
Annuity account balances	8,708,383	8,535,371	8,958,089	8,717,755
Other (see Note 2):
Derivative financial instruments	(31,744)	(31,744)	61,874	61,874

        Except as noted below, fair values were estimated using quoted market prices.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18.    ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS -- (Continued)

        The Company estimates the fair value of our mortgage loans using discounted cash flows from the next call date. We believe the fair value of our short-term investments and notes payable to banks approximates book value due to being either short-term or having a variable rate of interest.

        Given current market conditions, the fair value of our non-recourse funding obligations could differ, potentially significantly, from book value. The Company does not currently utilize any type of pricing calculation for these obligations that would generate a respective market value in today's displaced market.

        The Company estimates the fair value of its stable value products and annuities using discounted cash flows and surrender values, respectively.

        The Company believes it is not practicable to determine the fair value of our policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

        The Company estimates the fair value of our derivative financial instruments using market quotes or derivative pricing models. The fair values represent the net amount of cash we would have received (or paid) had the contracts been terminated on December 31.

19.    OPERATING SEGMENTS

        The Company operates several business segments each having a strategic focus. An operating segment is generally distinguished by products and/or channels of distribution. A brief description of each segment follows.

  •
  The Life Marketing segment markets level premium term insurance, universal life, variable universal life and bank owned life insurance products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

  •
  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals.

  •
  The Annuities segment manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and independent agents and brokers.

  •
  The Stable Value Products segment sells guaranteed funding agreements to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations. The segment also markets fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds. Additionally, the segment markets GICs to 401(k) and other qualified retirement savings plans.

  •
  The Asset Protection segment primarily markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles, watercraft, and recreational vehicles. In addition, the segment markets an inventory protection product and a GAP product.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

  •
  The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the segments above (including net investment income on unallocated capital and interest on debt). This segment also includes earnings from several non-strategic lines of business (mostly cancer insurance, residual value insurance, surety insurance, and group annuities), various investment-related transactions, and the operations of several small subsidiaries.

        The Company uses the same accounting policies and procedures to measure segment operating income and assets as we use to measure our consolidated net income and assets. Segment operating income is generally income before income tax excluding net realized investment gains and losses (net of the related amortization of DAC/VOBA and participating income from real estate ventures), and the cumulative effect of change in accounting principle. Periodic settlements of derivatives associated with corporate debt and certain investments and annuity products are included in realized gains and losses but are considered part of operating income because the derivatives are used to mitigate risk in items affecting consolidated and segment operating income. Segment operating income represents the basis on which the performance of our business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

        There were no significant intersegment transactions during 2007 or 2006.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

        The following tables summarize financial information for the Company's segments. Asset adjustments represent the inclusion of assets related to discontinued operations:

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Revenues
Life Marketing	$864,386	$732,179	$550,517
Acquisitions	892,433	706,650	411,610
Annuities	312,616	267,836	287,844
Stable Value Products	301,595	326,814	294,650
Asset Protection	328,452	301,679	263,280
Corporate and Other	142,419	148,399	129,132

Total revenues	$2,841,901	$2,483,557	$1,937,033

Segment Operating Income
Life Marketing	$166,552	$172,247	$161,858
Acquisitions	129,247	104,534	80,721
Annuities	21,102	23,014	30,792
Stable Value Products	50,231	47,073	54,798
Asset Protection	29,525	7,788	23,991
Corporate and Other	4,784	4,761	39,056

Total segment operating income	401,441	359,417	391,216

Realized investment gains (losses) — investments(1)	(5,283)	79,166	4,344
Realized investment gains (losses) — derivatives(2)	(202)	(18,835)	(34,345)
Income tax expense	(143,523)	(154,865)	(125,559)

Net income	$252,433	$264,883	$235,656

(1) Realized investment gains (losses) — investments	$4,804	$101,864	$37,934
Less: participating income from real estate ventures	6,857	13,494	8,684
Less: related amortization of DAC	3,230	9,204	24,906

	$(5,283)	$79,166	$4,344

(2) Realized investment gains (losses) — derivatives	$(274)	$(21,555)	$(31,819)
Less: settlements on certain interest rate swaps	(4)	27	2,877
Less: derivative losses related to certain annuities	(68)	(2,747)	(351)

	$(202)	$(18,835)	$(34,345)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

	For The Year Ended December 31,
	2007	2006	2005
	(Dollars In Thousands)
Net investment income
Life Marketing	$323,536	$306,898	$260,914
Acquisitions	578,965	413,636	223,201
Annuities	267,258	225,063	218,678
Stable Value Products	300,201	325,653	310,715
Asset Protection	34,277	31,054	31,221
Corporate and Other	109,566	50,128	83,191

Total net investment income	$1,613,803	$1,352,432	$1,127,920

Amortization of deferred policy acquisition costs and value of business acquired
Life Marketing	$106,094	$60,227	$55,688
Acquisitions	79,239	58,814	27,072
Annuities	27,685	27,872	37,512
Stable Value Products	4,199	4,438	4,694
Asset Protection	51,649	53,044	68,623
Corporate and Other	773	3,388	4,064

Total amortization of deferred policy acquisition costs	$269,639	$207,783	$197,653

	Operating Segment Assets December 31, 2007
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$9,873,915	$11,148,212	$7,727,125	$5,035,479
Deferred policy acquisition costs and value of business acquired	2,070,903	950,173	221,516	16,359
Goodwill	—	44,742	—	—

Total assets	$11,944,818	$12,143,127	$7,948,641	$5,051,838

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$1,291,469	$2,612,140	$24,415	$37,712,755
Deferred policy acquisition costs and value of business acquired	80,428	369	—	3,339,748
Goodwill	47,837	—	—	92,579

Total assets	$1,419,734	$2,612,509	$24,415	$41,145,082

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.    OPERATING SEGMENTS -- (Continued)

	Operating Segment Assets December 31, 2006
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$8,027,379	$11,841,461	$6,947,649	$5,369,107
Deferred policy acquisition costs and value of business acquired	1,842,813	1,022,369	164,675	16,603
Goodwill	—	32,008	—	—

Total assets	$9,870,192	$12,895,838	$7,112,324	$5,385,710

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$933,035	$2,782,345	$33,545	$35,934,521
Deferred policy acquisition costs and value of business acquired	77,471	23,875	—	3,147,806
Goodwill	43,522	—	—	75,530

Total assets	$1,054,028	$2,806,220	$33,545	$39,157,857

20.    CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

        The Company's unaudited consolidated quarterly operating data for the years ended December 31, 2007 and 2006 are presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.    CONSOLIDATED QUARTERLY RESULTS — UNAUDITED -- (Continued)

years. In order to obtain a more accurate indication of performance, there should be a review of operating results, changes in shareowners' equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands)
2007
Premiums and policy fees	$661,275	$691,276	$675,559	$695,098
Reinsurance ceded	(369,084)	(421,696)	(367,700)	(426,919)

Net of reinsurance ceded	292,191	269,580	307,859	268,179
Net investment income	397,755	394,575	410,624	410,849
Realized investment gains (losses)	9,812	18,147	(10,435)	(12,994)
Other income	24,115	23,282	23,300	15,062

Total revenues	723,873	705,584	731,348	681,096
Benefits and expenses	612,940	601,088	643,057	588,860

Income before income tax	110,933	104,496	88,291	92,236
Income tax expense	38,863	37,510	28,067	39,083

Net income	$72,070	$66,986	$60,224	$53,153

2006
Premiums and policy fees	$480,748	$489,650	$602,294	$743,902
Reinsurance ceded	(249,086)	(286,293)	(331,259)	(496,084)

Net of reinsurance ceded	231,662	203,357	271,035	247,818
Net investment income	282,452	284,972	392,407	392,601
Realized investment gains (losses)	23,339	15,364	13,004	28,602
Other income	17,428	20,982	30,168	28,366

Total revenues	554,881	524,675	706,614	697,387
Benefits and expenses	445,806	414,224	634,814	568,965

Income before income tax	109,075	110,451	71,800	128,422
Income tax expense	39,267	37,750	25,760	52,088

Net income	$69,808	$72,701	$46,040	$76,334

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Business Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)
	(Dollars In Thousands)
Year Ended December 31, 2007:
Life Marketing	2,070,903	8,951,618	380,476	408,616	539,777	323,536	635,063	106,094	(43,323)
Acquisitions	950,173	6,032,479	17,322	5,044,135	300,156	578,965	633,971	79,239	48,207
Annuities	221,516	1,058,954	30,975	3,439,841	34,163	267,258	240,210	27,685	22,760
Stable Value Products	16,359	—	—	5,035,479	—	300,201	241,460	4,199	4,311
Asset Protection	80,428	103,709	697,628	57,678	229,703	34,277	93,122	51,649	154,156
Corporate and Other	369	75,658	1,585	76,237	34,010	109,566	36,191	773	110,178
Adjustments(2)	—	26,999	—	—	—	—	—	—	—

Total	$3,339,748	$16,249,417	$1,127,986	$14,061,986	$1,137,809	$1,613,803	$1,880,017	$269,639	$296,289

Year Ended December 31, 2006:
Life Marketing	$1,842,813	$7,991,847	$241,422	$67,331	$421,275	$306,898	$535,940	$60,227	$(36,235)
Acquisitions	1,022,369	5,954,054	248	5,055,074	258,260	413,636	494,533	58,814	26,829
Annuities	164,675	917,805	19,092	4,111,267	32,074	225,063	191,238	27,872	23,443
Stable Value Products	16,603	—	—	5,369,107	—	325,653	269,851	4,438	4,291
Asset Protection	77,471	124,840	587,608	9,519	203,983	31,054	94,210	53,044	146,637
Corporate and Other	23,875	94,301	10,804	187,391	38,280	50,128	46,845	3,388	58,444
Adjustments(2)	—	30,430	—	—	—	—	—	—	—

Total	$3,147,806	$15,113,277	$859,174	$14,799,689	$953,872	$1,352,432	$1,632,617	$207,783	$223,409

Year Ended December 31, 2005:
Life Marketing	$1,584,121	$7,027,066	$130,683	$62,851	$288,568	$260,914	$392,448	$55,688	$(59,477)
Acquisitions	304,837	3,091,166	274	757,043	186,804	223,201	273,626	27,072	30,191
Annuities	128,930	760,906	11,959	2,661,224	31,810	218,678	187,791	37,512	25,675
Stable Value Products	19,102	—	—	5,959,112	—	310,715	246,134	4,694	5,089
Asset Protection	159,740	132,404	539,385	6,899	186,483	31,221	101,459	68,623	69,207
Corporate and Other	7,381	100,260	18,516	145,830	42,267	83,191	51,890	4,064	54,132
Adjustments(2)	—	35,840	69	—	—	—	—	—	—

Total	$2,204,111	$11,147,642	$700,886	$9,592,959	$735,932	$1,127,920	$1,253,348	$197,653	$124,817

(1)
Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)
Balance Sheet adjustments represent the inclusion of assets related to discontinued operations.

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(Dollars In Thousands)
Year Ended December 31, 2007:
Life insurance in force	$747,423,376	$531,984,866	$17,758,675	$233,197,185	7.6%

Premiums and policy fees:
Life insurance	2,168,376	1,483,025	185,664	871,015	21.3%
Accident/health insurance	88,357	31,021	1,530	58,866	2.6
Property and liability insurance	265,115	71,353	14,166	207,928	6.8

Total	$2,521,848	$1,585,399	$201,360	$1,137,809

Year Ended December 31, 2006:
Life insurance in force	$700,267,475	$576,790,608	$24,225,953	$147,702,820	16.4%

Premiums and policy fees:
Life insurance	1,739,220	1,210,831	192,176	720,565	26.7%
Accident/health insurance	97,665	41,351	4,379	60,693	7.2
Property and liability insurance	261,004	110,540	22,150	172,614	12.8

Total	$2,097,889	$1,362,722	$218,705	$953,872

Year Ended December 31, 2005:
Life insurance in force	$443,923,068	$393,605,152	$23,210,523	$73,528,439	31.6%

Premiums and policy fees:
Life insurance	1,294,183	1,046,664	286,632	534,151	53.7%
Accident/health insurance	107,072	43,855	4,100	67,317	6.1
Property and liability insurance	239,455	118,345	13,354	134,464	9.9

Total	$1,640,710	$1,208,864	$304,086	$735,932

SCHEDULE V — VALUATION ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
2007
Allowance for losses on commercial mortgage loans	$475	$2,890	$—	$(2,890)	$475
Bad debt reserve associated with Lender's Indemnity product line	27,100	2,645	—	—	29,745

2006
Allowance for losses on commercial mortgage loans	$6,775	$—	$—	$(6,300)	$475
Bad debt reserve associated with Lender's Indemnity product line	—	27,100	—	—	27,100

2005
Allowance for losses on commercial mortgage loans	$3,250	$3,525	$—	$—	$6,775

 PART C

OTHER INFORMATION

Item 27.    Exhibits.

1.	Certified resolutions of the board of directors of Protective Life Insurance Company establishing Protective Variable Life Separate Account. (1)
2.	Custodian Agreements — None.
3.	(a)	Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and Protective Variable Life Separate Account. (2)
(a)(1) Amendment I to the Underwriting Agreement. (8)
	(b)	Form of Distribution Agreement between Investment Distributors, Inc. and selling broker-dealers. (2)
4.	(a)	Form of Contract Single Premium Plus. (5)
(a)(1) Form of Contract Protective Preserver. (4)
	(b)	Policy Value Credit Endorsement. (4)
	(c)	Comprehensive Long-Term Care Accelerated Death Benefit Rider. (8)
	(d)	Lapse Protection Rider. (4)
	(e)	Policy Loan Endorsement. (12)
	(f)	Waiver of Surrender Charge Endorsement. (8)
	(g)	Interest Rate Endorsement (20)
5.	(a)	Form of Contract Application — Single Premium Plus. (8)
	(b)	Form of Contract Application — Protective Preserver. (4)
6.	(a)	Charter of Protective Life Insurance Company. (1)
	(b)	By-Laws of Protective Life Insurance Company. (1)
	(c)	Amended and Restated Charter of Protective Life Insurance Company (22)
	(d)	Amended and Restated Bylaws of Protective Life Insurance Company (22)
7.	(a)	Form of Automatic and Facultative Yearly Renewable Term Agreement. (17)
	(b)	Form of Yearly Renewable Term Reinsurance Agreement. (17)
	(c)	List of Reinsurers.
8.	(a)	Participation/Distribution Agreement. (2)
(a)(1) Amendment I to the Participation/Distribution Agreement. (8)
	(b)	Participation Agreement (Oppenheimer Variable Account Funds). (3)
	(c)	Participation Agreement (MFS Variable Insurance Trust). (3)
	(d)	Participation Agreement (Acacia Capital Corporation). (3)
	(e)	Participation Agreement (Van Eck Worldwide Insurance Trust). (7)
	(f)	Participation Agreement (Van Kampen Life Investment Trust). (11)
	(g)	Form of Participation Agreement (Fidelity Variable Insurance Products Funds). (12)
	(h)	Participation Agreement (Lord Abbett Series Fund, Inc.). (14)
	(i)	Participation Agreement for Class II Shares (Van Kampen). (18)
	(j)	Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.). (18)
	(k)	Participation Agreement (Goldman Sachs Variable Insurance Trust) (19)
	(l)	Participation Agreement (Franklin Templeton Variable Insurance Products Trust). (21)
	(m)	Amended and Restated Participation Agreement (Fidelity Variable Insurance Products Funds). (21)
	(n)	Rule 22c-2 Shareholder Information Agreement (Calvert Group) (22)
	(o)	Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) (22)
	(p)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) (22)

	(q)	Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust) (22)
	(r)	Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) (22)
	(s)	Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust) (22)
	(t)	Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds) (22)
	(u)	Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.) (22)
	(v)	Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust) (22)
	(w)	Rule 22c-2 Shareholder Information Agreement (Van ECK World Wide Insurance Trust) (22)
9.	Administrative Contracts — Not applicable.
10.	Other Material Contracts — Not applicable.
11.	Opinion and consent of Nancy Kane, Esq. (20)
12.	Actuarial Opinion. Not applicable.
13.	Calculations. Not applicable.
14.	Other Opinions.
	(a)	Consent of Sutherland Asbill & Brennan LLP.
	(b)	Consent of PricewaterhouseCoopers, L.L.P.
15.	Omitted Financial Statements. No Financial Statements are omitted from Item 24.
16.	Initial Capital Agreements. Not applicable.
17.	Redeemability Exemption.
	(a)	Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures. (20)
	(b)	Amendment to Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer, and redemption procedures.
18.	Power of Attorney

(1)
Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement, (File No. 33-61599) as filed with the Commission on August 4, 1995.

(2)
Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement, (File No. 33-61599) as filed with the Commission on December 22, 1995.

(3)
Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984) as filed with the Commission on April 30, 1997.

(4)
Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-45963) as filed with the Commission on October 31, 2001.

(5)
Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 33-45963) as filed with the Commission on February 10, 1998.

(6)
Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-45963) as filed with the Commission on June 19, 1998.

(7)
Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement (File No. 333-60149) filed with the Commission on October 26, 1998.

(8)
Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form S-6 Registration Statement (File No. 333-45963) filed with the Commission on June 3, 1998.

(9)
Incorporated herein by reference to Post-Effective Amendment Number 5 to the Form S-6 Registration Statement (File No. 333-45963) filed with the Commission on February 27, 2002.

(10)
Incorporated herein by reference to Post-Effective Amendment Number 5 to the Form S-6 Registration Statement (File No. 33-61599) filed with the Commission on April 25, 2000.

(11)
Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (33-70984) as filed with the Commission on April 20, 2000.

(12)
Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement (File No. 33-61599) as filed with the Commission on April 20, 2001.

(13)
Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 20, 2000.

(14)
Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047) as filed with the Commission on April 25, 2002.

(15)
Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 30, 2002.

(16)
Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-45963) as filed with the Commission on February 26, 2003.

(17)
Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 30, 2003.

(18)
Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047) as filed with the Commission on April 30, 2003.

(19)
Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892) filed with the Commission on February 17, 2004.

(20)
Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement (File No. 333-45963) as filed with the Commission on April 30, 2004.

(21)
Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-116813) as filed with the Commission on April 28, 2006.

(22)
Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984) as filed with the Commission on April 27, 2007.

Item 28.    Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	President, Chairman of the Board, Chief Executive Officer, and Director
Carolyn Johnson	Executive Vice President and Chief Operating Officer, and Director
Carolyn King	Senior Vice President, Acquisitions and Corporate Development
Deborah J. Long	Executive Vice President, General Counsel, Secretary
Brent E. Griggs	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Judy Wilson	Senior Vice President, Stable Value Products
Richard J. Bielen	Vice Chairman and Chief Financial Officer and Director
Carl S. Thigpen	Chief Investment Officer and Executive Vice President
John B. Deremo	Senior Vice President and Chief Distribution Officer
Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer
Nancy Kane	Senior Vice President and Senior Associate Counsel
Kevin Howard	Senior Vice President, Chief Product Actuary, LAD, and Certifying Compliance Officer for Illustrations
Charles M. Prior	Senior Vice President, Mortgage Loans

*
Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 29.    Persons Controlled by or Under Common Control With the Depositor and Registrant.

        The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2007 (File No. 001-11339) filed with the Commission on February 29, 2008.

Item 30.    Indemnification.

        Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

        In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Principal Underwriter.

  (a)
  Other Activity. Investment Distributors, Inc. ("IDI") is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account and the Variable Annuity Separate Account A of Protective Life.

  (b)
  Management. The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President, Secretary and Director	Vice President, New Business Operations, Life and Annuity Division
Kevin B. Borie	Director	Vice President and Chief Valuation Actuary
Cindy McGill	Assistant Secretary	Director II, and Assistant Secretary
Gary Carroll	Assistant Compliance Officer and Director	Second Vice President, Compliance, Life and Annuity Division
Thomas R. Barrett	Chief Financial Officer and Director	Director of Operational Accounting, Life and Annuity Division
Julena Johnson	Assistant Compliance Officer	Compliance Auditor II, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Second Vice President, LCC Commissions
Jason P. Dees	Assistant Financial Officer	Staff Accountant II, Life and Annuity Division
Steve M. Callaway	Chief Compliance Officer	None

*
Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)
Compensation From the Registrant. The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investments Distributors, Inc.	None	None	N/A	N/A

Item 32.    Location of Accounts and Records.

        All accounts and records required to be maintained by Section 31(a) of theInvestment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 33.    Management Services.

        All management contracts are discussed in Part A or Part B.

Item 34.    Fee Representation.

        Protective Life hereby represents that the fees and charges deducted under the variable life insurance policies described herein are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by it under such policies.

 SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Protective Variable Life Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on October 6, 2008.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT (Registrant)
By:	/s/ JOHN D. JOHNS John D. Johns, Chairman of the Board and Chief Executive Officer Protective Life Insurance Company
PROTECTIVE LIFE INSURANCE COMPANY (Depositor)
By:	/s/ JOHN D. JOHNS John D. Johns, Chairman of the Board and Chief Executive Officer Protective Life Insurance Company

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
/s/ JOHN D. JOHNS John D. Johns		Chairman of the Board, Chief Executive Officer and Director (Principal Executive Officer)	October 6, 2008
/s/ RICHARD J. BIELEN Richard J. Bielen		Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	October 6, 2008
/s/ STEVEN G. WALKER Steven G. Walker		Senior Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	October 6, 2008
* Carolyn Johnson		Director	October 6, 2008
*By:	/s/ DAVID M. LOPER David M. Loper Attorney-in-Fact		October 6, 2008

 Exhibit List

7(c).	List of Reinsurers.
14(a).	Consent of Sutherland Asbill & Brennan, LLP.
14(b).	Consent of PricewaterhouseCoopers, L.L.P.
17(b).
Amendment dated October 1, 2008 to Protective Life Insurance Company Description of Issuance, Transfer, and Redemption Procedures for Individual Modified Single Premium Variable and Fixed Life Insurance Policies Pursuant to Rule 6e-3(T)(b) (12)(iii).
18.	Power of Attorney.

QuickLinks

POLICY BENEFITS/RISKS SUMMARY
FEE TABLES Protective Preserver
Single Premium Plus
FUND EXPENSES
THE POLICY
PREMIUMS
CALCULATION OF POLICY VALUE
DEATH BENEFIT PROCEEDS
TRANSFERS OF POLICY VALUE
SURRENDERS AND WITHDRAWALS
POLICY LOANS
SUSPENSION OR DELAYS IN PAYMENTS
POLICY LAPSE AND REINSTATEMENT
THE COMPANY AND THE GUARANTEED ACCOUNT
THE VARIABLE ACCOUNT AND THE FUNDS
Incoming 12b-1 Fees
CHARGES AND DEDUCTIONS
TAX CONSIDERATIONS
SUPPLEMENTAL RIDERS AND ENDORSEMENTS
EXCHANGE PRIVILEGE
USE OF THE POLICY
STATE VARIATIONS
SALE OF THE POLICIES
LEGAL PROCEEDINGS
ARBITRATION
FINANCIAL STATEMENTS
GLOSSARY
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
Appendix A Example of Death Benefit Computations
TABLE OF FACE AMOUNT PERCENTAGES
Appendix B
PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT (Registrant) PROTECTIVE LIFE INSURANCE COMPANY (Depositor) 2801 Highway 280 South Birmingham, Alabama 35223 (800) 265-1545 STATEMENT OF ADDITIONAL INFORMATION Individual Modified Single Premium Variable and Fixed Life Insurance Policy
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
ADDITIONAL POLICY INFORMATION
SUPPLEMENTAL RIDERS AND ENDORSEMENTS
ILLUSTRATIONS
ADDITIONAL INFORMATION
INDEX TO FINANCIAL STATEMENTS
Report of Independent Registered Public Accounting Firm
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF ASSETS AND LIABILITIES, CONTINUED December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF ASSETS AND LIABILITIES, CONTINUED December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF ASSETS AND LIABILITIES, CONTINUED December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF OPERATIONS, CONTINUED Year Ended December 31, 2007 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year Ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year Ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT STATEMENT OF CHANGES IN NET ASSETS, CONTINUED Year ended December 31, 2006 (in thousands)
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2007
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2007
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2007
THE PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2007
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED STATEMENTS OF INCOME
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED BALANCE SHEETS
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY
PROTECTIVE LIFE INSURANCE COMPANY CONSOLIDATED STATEMENTS OF CASH FLOWS
PROTECTIVE LIFE INSURANCE COMPANY NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PROTECTIVE LIFE INSURANCE COMPANY NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
PROTECTIVE LIFE INSURANCE COMPANY NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV — REINSURANCE PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V — VALUATION ACCOUNTS PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES
PART C OTHER INFORMATION
SIGNATURES
Exhibit List